UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. Street, N.W.

Washington, DC 20004

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Richard Hisey AARP Financial Incorporated Two Highwood Drive, Suite 202 Tewksbury, MA 01876	Gary O. Cohen, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Item 1. Report to Shareholders

Annual Report

June 30, 2008

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

…

A NOTE ABOUT AARP PORTFOLIOS

The series, “Portfolios”, of AARP Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks, and U.S. bonds. They serve as the underlying investments to AARP Funds’ asset allocation funds, which include AARP Conservative Fund, AARP Moderate Fund, AARP Aggressive Fund, and AARP Income Fund, collectively, “Funds”.

Shares of AARP Portfolios are not offered to the public for investment.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

AARP Financial, Inc. is not affiliated with ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2008

Mortgage-backed securities	39.7%	Asset-backed securities	0.5%

U.S. Treasury	24.2%	Municipal bonds	0.1%

Corporate bonds	18.6%	Cash equivalents	7.3%

U.S. Government Agencies	9.3%	Other assets and liabilities, net	(9.5)%

Commercial mortgage-backed securities	5.0%	Total net assets	100.0%

International debt	4.8%

See Notes to Financial Statements.

Performance as of June 30, 2008

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the U.S. Bond
Market Portfolio from
January 1, 2006
(commencement of
operations) through June 30,
2008, compared to the
Lehman Brothers Aggregate
Bond Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary	Average Annual Returns as of June 30, 2008	1-Year	Since inception

	U.S. Bond Market Portfolio	7.20%	4.71%[1]

	Lehman Brothers Aggregate Bond Index®	7.12%	4.96%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of, or guaranteed, by any bank and are not federally insured. The performance of the Portfolios assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2008.

Sources: Lehman Brothers, Inc., AARP Financial

2	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

Lehman Brothers Aggregate Bond Index

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

U.S. Bond Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the Lehman Brothers Aggregate Bond Index.

For the 12-month period ended June 30, 2008, the U.S. Bond Market portfolio returned +7.20%, net of fees, versus the benchmark return of +7.12%. The index return reflects all items in terms of income, gain and loss, and the reinvestment of other income.

During the 2nd half of 2007, as the deep and broad impact of subprime residential mortgage distress on the economy and the investment markets became apparent, investor risk aversion increased, non-government credit spreads widened sharply, and a ‘flight to quality’ emerged in government bond markets. U.S. economic reports continued to be mixed, but housing data was distinctly downbeat. After leaving interest rates unchanged for 15 months, the Federal Reserve’s Open Market Committee announced that financial market turbulence had increased the downside risks to growth “appreciably.” At its September meeting, it cut the federal funds target by 50 basis points to 4.75%. In fact, the Fed, demonstrating that it was taking note of what was happening in the markets, lowered its lending rate several times during the last half of 2007 and encouraged borrowing at its discount window. Overall, the increase in volatility due to sub-prime concerns and the mixed economic outlook turned into solid gains for Treasury benchmarks. Treasury yields fell and their prices rose as investors opted for less risky fixed-income alternatives.

In the 1st half of 2008, growing concern about a recessionary environment began to proliferate, driven in part by continued and worsening housing woes resulting in additional write-downs. This activity culminated at the end of the 1st quarter in the forced buyout of Bear Stearns by JP Morgan Chase. All of the larger fixed income sectors posted negative excess returns, relative to similar maturity U.S. Treasury securities, for the 1st quarter and the Lehman Brothers Aggregate Bond Index posted the worst reported excess return number in its 30 year history. Treasury rates continued to decrease in the 1st quarter, particularly in the short end, on the heels of an aggressively easing Federal Reserve. The Fed lowered the Federal Funds rate by 200 basis points in the quarter. Two of the moves were 75 basis points each—the first one in January being the largest in over twenty years. The fixed income markets posted positive returns in April and May; however, fixed income markets were once again buffeted by familiar headwinds in June. Rising oil and food prices and the resultant inflation fears, the probability of continued write-offs on the part of investment banks, and the downgrades of bond insurers MBIA and Ambac were all catalysts for market sentiment turning negative. In addition, declining U.S. equities and rising commodity prices also helped define a more negative tone in the fixed income markets as the 2nd quarter ended.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	3

The Portfolio invests in investment-grade bonds, and uses a sampling strategy to gain benchmark exposure. The emphasis of this strategy is to achieve a sampling of a broad array of positions so as to eliminate any excessive over/underweight of individual positions. Our portfolio is built with no active management bias and seeks to match the index in all major characteristics, such as duration, term structure, quality distribution, and issuer and sector exposure. As of June 30, 2008 the Portfolio held 606 of the 9,469 benchmark constituents, or roughly 6.40%. The Portfolio return difference verses its benchmark is expected due to the Portfolio’s sampling strategy. This performance variance will get smaller as the Portfolio continues to grow in asset size.

Sources: Bloomberg, SSgA Performance Group, FactSet

This material is solely for the private use of SSgA clients and is not intended for public dissemination.

The information contained herein does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. Past performance is no guarantee of future results. The Lehman Index names are trademarks of Lehman Brothers, Inc. The views expressed are the views of State Street Global Advisors’ Global Fixed Income Group only through the period ended June 30, 2008.

4	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2008

Information technology	15.6%	Materials	4.8%

Financials	14.6%	Utilities	4.5%

Energy	14.0%	Telecommunications services	3.1%

Industrials	12.0%	Cash equivalents	0.1%

Health care	11.1%	Other assets and liabilities, net	2.9%

Consumer discretionary	9.5%	Total net assets	100.0%

Consumer staples	7.8%

See Notes to Financial Statements.

Performance as of June 30, 2008

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the U.S. Stock
Market Portfolio from
January 1, 2006
(commencement of
operations) through June 30,
2008, compared to the
MSCI U.S. Investable
Market 2500 Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary	Average Annual Returns as of June 30, 2008	1-Year	Since inception

	U.S. Stock Market Portfolio	(12.35)%	2.73%[1]

	MSCI U.S. Investable Market 2500 Index®	(12.30)%	3.58%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of, or guaranteed, by any bank and are not federally insured. The performance of the Portfolios assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2008.

Sources: MSCI Barra., AARP Financial

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	5

US Stock Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index.

For the 12-month period ended June 30, 2008 the U.S. Stock Market Portfolio returned -12.35% versus the benchmark return of -12.30%. The index return reflects all items in terms of income, gain, and loss and the reinvestment of dividends and other income.

During the last year, most of the sectors experienced negative returns. Financials (-38.80%), Consumer Discretionary (-27.70%), and Information Technology (-8%) had the most influence on index performance. Within the Financial sector, Fannie Mae (-69%), Citigroup (-66%), and Bank of America (-48%) had the largest impact. The Consumer Discretionary sector was influenced by Home Depot (-39%), Comcast (-33%), and Time Warner (-29%). Many companies impacted the performance of the Information Technology sector however, Motorola (-58%), Cisco 16%, and Microsoft (-5%) were the largest. The best performing sectors were Energy +28.50% and Materials +8.20%. Within the Energy sector Occidental Petroleum +58%, Chevron Corp +21%, and Exxon Mobil +7% were the largest contributors. Within the Materials sector, Mosaic +270%, Monsanto +89%, and Freeport McMoran +44% were the largest contributors.

The largest contributor to overall index performance was Chevron Corp., while the largest detractor was Citigroup.

The Portfolio invests in equities and futures contracts, and uses a sampling strategy to gain benchmark exposure. Stock level mis-weights tend to be under 2 basis points on a daily basis. Tracking error experienced is within expectations of a sampled portfolio and should continue to improve with asset growth.

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

6	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2008

Financials	24.0%	Utilities	5.7%

Industrials	11.2%	Telecommunication services	5.5%

Materials	11.1%	Information technology	5.1%

Consumer discretionary	10.0%	Cash equivalents	0.5%

Energy	9.6%	Other assets and liabilities, net	3.4%

Consumer staples	7.1%	Total net assets	100.0%

Health care	6.8%

See Notes to Financial Statements.

Performance as of June 30, 2008

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the International
Stock Market Portfolio from
January 1, 2006
(commencement of
operations) through June 30,
2008, compared to the
MSCI EAFE Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary	Average Annual Returns as of June 30, 2008	1-Year	Since inception

	International Stock Market Portfolio	(10.62)%	8.26%[1]

	MSCI EAFE Index®	(10.61)%	9.37%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of, or guaranteed, by any bank and are not federally insured. The performance of the Portfolios assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2008.

Sources: MSCI Barra., AARP Financial

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	7

International Stock Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the MSCI EAFE index.

For the 12 month period ending June 30th, 2008 the International Stock Market portfolio returned -10.62% versus the benchmark return of -10.61%. The index return reflects all items in terms of income, gain, and loss and the reinvestment of dividends and other income.

Through the first half of 2007, sector returns in the MSCI EAFE Index were mostly negative (in USD terms). The major contributor was Materials (+11%) with Rio Tinto (+58%) in the U.K., Arcelor Mittal (+51%) in France, and BHP Billiton PLC (+39%) in Australia, contributing the most. Energy also provided significant help, returning over 10% during the period. Woodside Petroleum (+70%) in Australia, BG Group (+59%) in the U.K., and Total (+9%) in France led the way within the sector. Financials (-25%) was the worst performing sector in the index. HBOS (-70%) in the U.K., UBS AG (-61%) in Switzerland and The Royal Bank of Scotland (-57%) in the U.K. had the most impact in this sector.

The largest contributor to overall index performance was Rio Tinto at 0.16%. Rio Tinto is an international mining company. The largest detractor was UBS AG at .53%.

The Portfolio invests in equities and futures contracts, and uses a sampling strategy to gain benchmark exposure. Stock level mis-weights tend to be under 15 basis points on a daily basis. Tracking error experienced is within expectations of a sampled portfolio and should continue to improve with asset growth.

Country allocation

Percentage of net assets
United Kingdom	20.9%
Japan	20.5%
France	9.6%
Germany	8.8%
Switzerland	6.8%
Australia	6.6%
Spain	3.9%
Italy	3.6%
Netherlands	2.6%
Sweden	2.0%
Finland	1.5%
Hong Kong	1.7%
United States	0.5%
Belgium	1.0%
Singapore	1.1%
Norway	1.0%
Denmark	1.0%
Luxembourg	0.8%
Greece	0.6%
Ireland	0.6%
Austria	0.6%
Bermuda	0.4%
Portugal	0.3%
Cayman Islands	0.1%
New Zealand	0.1%
Other assets and liabilities	3.4%

Total net assets	100.0%

MSCI EAFE Index

This index serves as the benchmark for the International Stock Market Portfolio. The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. The index does not include emerging markets such as Brazil, Russia, India or China. In addition, indexes do not have expenses.

8	AARP PORTFOLIOS 2008 ANNUAL REPORT	Understanding Your Expenses

Understanding Your Expenses (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page labeled “Hypothetical”, helps you to compare the costs of an AARP Portfolio to other funds using a 5% return as required by the Securities and Exchange Commission for all mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Understanding Your Expenses	AARP PORTFOLIOS 2008 ANNUAL REPORT	9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 1/1/08	Ending account value 6/30/08	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,011.40	$1.25
Hypothetical	$1,000	$1,023.62	$1.26
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$890.90	$1.18
Hypothetical	$1,000	$1,023.62	$1.26
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$891.90	$1.41
Hypothetical	$1,000	$1,023.37	$1.51
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

10	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio

June 30, 2008

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–0.5%
Capital Auto Receivables
Asset Trust, 4.680%, 10/15/2012	$25,000	$25,077
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	25,000	21,116
Citibank Credit Card
Issuance Trust, 4.900%, 12/12/2016	100,000	97,618
Citibank Credit Card
Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	14,729
Countrywide Asset-Backed
Certificates, 4.454%, 10/25/2035	20,000	19,791
Detroit Edison
Securitization Funding LLC, 6.190%, 3/1/2013	25,000	25,846
Ford Credit Auto Owner
Trust, 5.240%, 7/15/2012	50,000	50,643
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	10,795
Residential Asset
Securities Corp., 3.870%, 5/25/2033	21,055	19,084
TXU Electric Delivery
Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	49,967

Total Asset-Backed
Securities–(Identified Cost $337,713)		334,666

Corporate Bonds–18.6%
Consumer Discretionary–2.0%
Anheuser-Busch Cos.,
Inc., 6.450%, 9/1/2037	25,000	23,970
CBS Corp., 7.875%,
7/30/2030	30,000	29,143
Clorox Co., 5.450%,
10/15/2012	50,000	50,289
Coca-Cola Co., 5.350%,
11/15/2017	25,000	25,246

Coca-Cola Enterprises, Inc.,
6.750%, 9/15/2028	25,000	26,643
Comcast Corp.,
5.900%, 3/15/2016	50,000	48,929
Comcast Corp.,
6.450%, 3/15/2037	25,000	23,340
Comcast Corp.,
6.950%, 8/15/2037	50,000	49,331
Costco Wholesale Corp.,
5.500%, 3/15/2017	50,000	50,842
COX Communications,
Inc., 4.625%, 1/15/2010	50,000	49,742
DaimlerChrysler North
America Holdings, 7.200%, 9/1/2009	50,000	51,442
DaimlerChrysler North
America Holdings, 8.500%, 1/18/2031	25,000	28,983
DaimlerChrysler North
America Holdings Senior Note, 6.500%, 11/15/2013	50,000	51,907
1Dr Pepper Snapple Group,
Inc., 6.120%, 5/1/2013	100,000	101,467
Home Depot, Inc.,
5.400%, 3/1/2016	50,000	45,983
Kohl’s Corp., 6.250%,
12/15/2017	25,000	23,876
Lowe’s Cos., Inc., 5.800%,
10/15/2036	25,000	22,791
May Department Stores
Co., 6.700%, 7/15/2034	25,000	20,703
News America Holdings,
Inc., 9.250%, 2/1/2013	60,000	68,811
News America, Inc. Senior
Note, 6.150%, 3/1/2037	25,000	23,092
Target Corp. Note,
5.875%, 3/1/2012	50,000	52,152
Time Warner Cable, Inc.,
5.850%, 5/1/2017	50,000	47,570
Time Warner, Inc.,
5.875%, 11/15/2016	25,000	23,612
Time Warner, Inc.,
7.700%, 5/1/2032	50,000	51,331
United Parcel Service, Inc.,
6.200%, 1/15/2038	25,000	25,426
Viacom, Inc. Senior Note,
5.750%, 4/30/2011	100,000	100,298

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
Wal-Mart Stores, Inc.,
4.125%, 7/1/2010	$50,000	$50,688
Wal-Mart Stores, Inc.,
5.000%, 4/5/2012	100,000	103,752
Wal-Mart Stores, Inc.,
5.250%, 9/1/2035	25,000	21,794

Total		1,293,153

Consumer Staples–0.9%
Archer-Daniels-Midland
Co., 7.000%, 2/1/2031	25,000	27,012
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	25,807
CVS Caremark Corp.,
6.250%, 6/1/2027	25,000	24,550
General Mills, Inc.,
6.000%, 2/15/2012	50,000	51,455
H.J. Heinz Finance Co.,
6.000%, 3/15/2012	25,000	25,747
Hershey Co., 4.850%,
8/15/2015	25,000	24,490
Kraft Foods, Inc., 6.125%,
2/1/2018	25,000	24,345
Kraft Foods, Inc.,
6.250%, 6/1/2012	50,000	51,123
Kroger Co., 5.500%,
2/1/2013	50,000	50,208
McDonald’s Corp.,
6.300%, 3/1/2038	50,000	49,696
Procter & Gamble Co.,
5.550%, 3/5/2037	25,000	24,113
Procter & Gamble Co.
Global Note, 6.875%, 9/15/2009	100,000	104,236
Xerox Corp., 6.350%,
5/15/2018	50,000	49,444
Yum! Brands, Inc.,
6.250%, 3/15/2018	50,000	48,842

Total		581,068

Energy–1.7%
Alberta Energy Co. Ltd.,
8.125%, 9/15/2030	25,000	28,487

Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	25,054
Apache Corp., 6.000%,
1/15/2037	50,000	49,227
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	9,058
Boardwalk Pipelines LLC,
5.500%, 2/1/2017	20,000	18,668
Canadian Natural Resources
Ltd., 5.700%, 5/15/2017	25,000	24,533
ConocoPhillips, 4.400%,
5/15/2013	100,000	98,212
ConocoPhillips Canada
Funding Co., 5.625%, 10/15/2016	50,000	51,023
ConocoPhillips Canada
Funding Co., 5.950%, 10/15/2036	25,000	24,980
El Paso Natural Gas Co.,
5.950%, 4/15/2017	50,000	48,497
EnCana Corp.,
4.750%, 10/15/2013	25,000	24,026
Enterprise Products
Operating LP, 4.625%, 10/15/2009	50,000	49,836
Enterprise Products
Operating LP, 6.875%, 3/1/2033	10,000	9,847
FirstEnergy Corp.,
6.450%, 11/15/2011	25,000	25,672
FirstEnergy Corp.,
7.375%, 11/15/2031	20,000	21,811
Hess Corp., 7.300%,
8/15/2031	25,000	28,003
KeySpan Corp., 8.000%,
11/15/2030	25,000	27,626
Kinder Morgan Energy
Partners LP, 5.000%, 12/15/2013	25,000	23,988
Kinder Morgan Energy
Partners LP, 5.800%, 3/15/2035	100,000	87,034
Kinder Morgan Energy
Partners LP, 6.000%, 2/1/2017	25,000	24,743
Marathon Oil Corp.,
6.600%, 10/1/2037	25,000	24,725
Murphy Oil Corp.,
6.375%, 5/1/2012	25,000	25,654

12	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Energy (continued)
Pemex Project Funding
Master Trust, 6.625%, 6/15/2035	$25,000	$24,790
Petro-Canada, 7.000%,
11/15/2028	25,000	25,111
Plains All American
Pipeline LP, 6.650%, 1/15/2037	25,000	23,386
Progress Energy, Inc.,
6.850%, 4/15/2012	50,000	52,794
Progress Energy, Inc.,
7.750%, 3/1/2031	25,000	28,650
TransCanada Pipelines
Ltd., 6.200%, 10/15/2037	20,000	18,392
TransCanada Pipelines
Ltd., 9.875%, 1/1/2021	25,000	32,515
Transocean, Inc.,
6.000%, 3/15/2018	25,000	25,083
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	25,372
Williams Cos, Inc.,
7.125%, 9/1/2011	50,000	52,000
XTO Energy, Inc.,
6.100%, 4/1/2036	25,000	23,889

Total		1,082,686

Financials–8.4%
Allstate Corp., 5.950%,
4/1/2036	25,000	22,114
American Express Co.,
7.000%, 3/19/2018	100,000	101,405
American General Finance
Corp., 5.400%, 12/1/2015	20,000	16,998
American International
Group, Inc., 6.250%, 5/1/2036	25,000	21,881
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	19,314
BAC Capital Trust XI,
6.625%, 5/23/2036	25,000	23,116

Bank of America Corp.,
4.750%, 8/15/2013	100,000	94,957
Bank of America Corp.,
5.625%, 10/14/2016	50,000	47,986
Bank of America Corp.,
7.800%, 2/15/2010	50,000	52,205
Bank of America NA,
5.300%, 3/15/2017	50,000	45,975
Bank of America NA,
6.000%, 10/15/2036	25,000	22,229
BB&T Corp., 5.250%,
11/1/2019	25,000	21,470
Bear Stearns Cos., Inc.,
4.500%, 10/28/2010	50,000	49,401
Bear Stearns Cos., Inc.,
5.300%, 10/30/2015	30,000	28,123
Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	9,863
Capital One Capital IV,
6.745%, 2/17/2037	25,000	18,727
Chubb Corp., 6.000%,
11/15/2011	10,000	10,146
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	9,920
CIT Group, Inc., 5.000%,
2/1/2015	25,000	17,309
Citigroup, Inc., 4.125%,
2/22/2010	100,000	99,113
Citigroup, Inc., 5.000%,
9/15/2014	100,000	92,737
Citigroup, Inc., 5.500%,
4/11/2013	100,000	97,699
Citigroup, Inc., 5.850%,
12/11/2034	50,000	42,248
Citigroup, Inc., 6.125%,
5/15/2018	100,000	95,870
Citigroup, Inc. Global Senior
Note, 6.500%, 1/18/2011	100,000	102,902
CNA Financial Corp.,
6.000%, 8/15/2011	25,000	25,127
Countrywide Financial Corp.,
4.500%, 6/15/2010	50,000	46,553
Countrywide Financial Corp.,
5.800%, 6/7/2012	25,000	23,665
Credit Suisse, 6.000%,
2/15/2018	50,000	48,232
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	96,014

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	$50,000	$50,512
Devon Financing Corp.
ULC, 6.875%, 9/30/2011	50,000	53,106
Discover Financial
Services, 6.450%, 6/12/2017	25,000	21,163
Fifth Third Bancorp,
8.250%, 3/1/2038	50,000	40,601
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	34,755
General Electric Capital
Corp., 5.400%, 2/15/2017	50,000	48,614
General Electric Capital
Corp., 5.875%, 2/15/2012	150,000	155,748
General Electric Capital
Corp., 5.875%, 1/14/2038	50,000	45,463
General Electric Capital
Corp., 6.750%, 3/15/2032	60,000	60,595
General Electric Insurance
Solutions Corp., 7.000%, 2/15/2026	50,000	50,531
Goldman Sachs Group,
Inc., 5.125%, 1/15/2015	50,000	47,925
Goldman Sachs Group,
Inc., 5.450%, 11/1/2012	100,000	99,844
Goldman Sachs Group,
Inc., 5.950%, 1/15/2027	30,000	25,934
Goldman Sachs Group,
Inc., 6.125%, 2/15/2033	25,000	22,461
Goldman Sachs Group,
Inc., 6.150%, 4/1/2018	50,000	48,595
Goldman Sachs Group,
Inc., 6.345%, 2/15/2034	15,000	12,753
Goldman Sachs Group,
Inc., 6.750%, 10/1/2037	25,000	22,938
Goldman Sachs Group,
Inc., 6.875%, 1/15/2011	50,000	51,934

Goldman Sachs Group, Inc.,
7.800%, 1/28/2010	10,000	10,453
Hartford Financial Services
Group, Inc., 6.100%, 10/1/2041	25,000	22,008
HSBC Finance Corp.,
4.750%, 7/15/2013	100,000	95,619
HSBC Finance Corp.,
5.000%, 6/30/2015	25,000	23,665
HSBC Finance Corp.,
6.375%, 11/27/2012	100,000	102,638
Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	103,724
International Lease Finance
Corp., 5.450%, 3/24/2011	100,000	94,033
International Lease Finance
Corp., 5.650%, 6/1/2014	50,000	43,486
iStar Financial, Inc., 5.650%,
9/15/2011	25,000	21,390
JPMorgan Chase Capital XV,
5.875%, 3/15/2035	25,000	20,690
JPMorgan Chase Capital
XVIII, 6.950%, 8/17/2036	25,000	23,128
JP Morgan Chase Capital
XXV, 6.800%, 10/1/2037	50,000	45,012
JPMorgan Chase & Co.,
6.000%, 1/15/2018	25,000	24,397
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	103,206
JPMorgan Chase & Co.,
7.000%, 11/15/2009	100,000	102,249
Keycorp, 6.500%,
5/14/2013	100,000	89,376
Lazard Group, 6.850%,
6/15/2017	50,000	44,170
Lehman Brothers Holdings,
Inc., 5.500%, 4/4/2016	50,000	45,224
Lehman Brothers Holdings,
Inc., 6.750%, 12/28/2017	25,000	23,526
Lehman Brothers Holdings,
Inc., 6.875%, 5/2/2018	65,000	63,037
Lehman Brothers Holdings,
Inc., 6.875%, 7/17/2037	25,000	21,581
Lehman Brothers Holdings,
Inc., 7.500%, 5/11/2038	20,000	18,604
Lehman Brothers Holdings,
Inc., 7.875%, 8/15/2010	25,000	25,734

14	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Liberty Property LP,
6.625%, 10/1/2017	$50,000	$46,827
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	48,321
Merrill Lynch & Co., Inc.,
4.500%, 11/4/2010	100,000	97,503
Merrill Lynch & Co., Inc.,
5.000%, 2/3/2014	50,000	45,336
Merrill Lynch & Co., Inc.,
5.700%, 5/2/2017	50,000	44,095
Merrill Lynch & Co., Inc.,
6.150%, 4/25/2013	100,000	97,019
MetLife, Inc., 5.000%,
6/15/2015	50,000	48,646
MetLife, Inc., 5.700%,
6/15/2035	10,000	8,846
MetLife, Inc., 6.125%,
12/1/2011	10,000	10,420
MetLife, Inc., 6.400%,
12/15/2036	25,000	21,894
Morgan Stanley, 5.375%,
10/15/2015	100,000	91,625
Morgan Stanley, 5.625%,
1/9/2012	100,000	100,153
Morgan Stanley, 5.950%,
12/28/2017	100,000	90,940
PNC Bank NA, 4.875%,
9/21/2017	50,000	43,961
PNC Funding Corp.,
5.625%, 2/1/2017	50,000	46,703
Principal Life Income
Funding Trusts, 5.125%, 3/1/2011	100,000	98,700
ProLogis, 5.500%,
4/1/2012	50,000	48,868
Prudential Financial, Inc.,
4.500%, 7/15/2013	50,000	47,384
Prudential Financial, Inc.,
6.000%, 12/1/2017	50,000	49,536
Realty Income Corp.,
5.950%, 9/15/2016	25,000	22,534
Simon Property Group LP,
5.100%, 6/15/2015	25,000	22,654

Simon Property Group LP,
5.300%, 5/30/2013	50,000	49,244
SLM Corp., 5.400%,
10/25/2011	25,000	22,847
Sovereign Bank, 5.125%,
3/15/2013	25,000	19,950
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	18,765
Travelers Cos., Inc.,
5.500%, 12/1/2015	25,000	24,713
Travelers Cos., Inc.,
5.750%, 12/15/2017	25,000	24,308
Unilever Capital Corp.,
7.125%, 11/1/2010	50,000	53,385
Vornado Realty LP,
5.600%, 2/15/2011	25,000	24,002
Wachovia Bank NA,
4.875%, 2/1/2015	50,000	45,452
Wachovia Bank NA,
6.600%, 1/15/2038	25,000	21,850
Wachovia Corp.,
5.625%, 10/15/2016	50,000	45,537
Wachovia Corp.,
5.700%, 8/1/2013	50,000	47,985
Washington Mutual Bank,
5.500%, 1/15/2013	100,000	80,076
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	99,374
Wells Fargo & Co.,
5.250%, 10/23/2012	50,000	50,328
Wells Fargo & Co.,
5.625%, 12/11/2017	25,000	24,232
Western Union Co.,
5.400%, 11/17/2011	50,000	49,765
Western Union Co.,
5.930%, 10/1/2016	35,000	34,382
Willis North America, Inc.,
5.625%, 7/15/2015	25,000	22,509

Total		5,354,390

Health Care–1.2%
Abbott Laboratories,
5.600%, 5/15/2011	50,000	52,321
Aetna, Inc., 6.625%,
6/15/2036	35,000	33,713
AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	9,818

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	15

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Health Care (continued)
Amgen, Inc., 5.850%,
6/1/2017	$25,000	$24,666
Amgen, Inc., 6.375%,
6/1/2037	25,000	23,950
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	9,530
Baxter International, Inc.,
5.900%, 9/1/2016	50,000	51,280
Bristol-Myers Squibb Co.,
5.450%, 5/1/2018	50,000	49,416
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	23,399
Eli Lilly & Co., 5.200%,
3/15/2017	50,000	50,009
GlaxoSmithKline Capital,
Inc., 5.650%, 5/15/2018	100,000	99,805
Johnson & Johnson,
4.950%, 5/15/2033	10,000	9,164
Rohm & Haas Co.,
7.850%, 7/15/2029	50,000	53,976
Schering-Plough Corp.,
6.000%, 9/15/2017	50,000	49,463
Teva Pharmaceutical
Finance LLC, 5.550%, 2/1/2016	10,000	9,786
Teva Pharmaceutical
Finance LLC, 6.150%, 2/1/2036	10,000	9,605
UnitedHealth Group, Inc.,
5.250%, 3/15/2011	50,000	49,799
UnitedHealth Group, Inc.,
6.000%, 11/15/2017	25,000	24,242
WellPoint, Inc.,
6.375%, 1/15/2012	90,000	92,151
Wyeth, 5.500%,
2/15/2016	25,000	25,165
Wyeth, 7.250%,
3/1/2023	25,000	26,912

Total		778,170

Industrials–1.4%
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	53,109

Burlington Northern Santa Fe
Corp., 5.900%, 7/1/2012	50,000	51,456
Canadian Pacific Railway Co.,
5.950%, 5/15/2037	25,000	20,808
Caterpillar Financial Services
Corp., 4.250%, 2/8/2013	50,000	48,914
Caterpillar Financial Services
Corp., 5.125%, 10/12/2011	50,000	51,378
Caterpillar, Inc., 6.625%,
7/15/2028	10,000	10,644
Cooper US, Inc., 6.100%,
7/1/2017	25,000	25,423
CSX Corp., 6.250%,
3/15/2018	25,000	24,109
Dover Corp., 5.450%,
3/15/2018	25,000	24,528
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	50,209
Emerson Electric Co.,
5.375%, 10/15/2017	25,000	25,034
FedEx Corp., 5.500%,
8/15/2009	20,000	20,117
Honeywell International, Inc.,
5.300%, 3/1/2018	50,000	49,346
Honeywell International, Inc.,
5.400%, 3/15/2016	25,000	25,415
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	23,716
Honeywell International, Inc.,
7.500%, 3/1/2010	50,000	53,223
International Business
Machines Corp., 6.500%, 1/15/2028	50,000	51,198
Lockheed Martin Corp.,
4.121%, 3/14/2013	25,000	24,301
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	28,569
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	11,150
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	16,881
Northrop Grumman Corp.,
7.750%, 2/15/2031	15,000	17,711
Philip Morris International,
Inc., 5.650%, 5/16/2018	50,000	48,689
Pitney Bowes, Inc., 5.750%,
9/15/2017	25,000	24,901

16	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Industrials (continued)
Southwest Airlines Co.,
5.250%, 10/1/2014	$50,000	$46,006
Tyco Electronics Group
SA, 6.000%, 10/1/2012	50,000	50,533
Tyco International Group
SA, 6.000%, 11/15/2013	25,000	24,150
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	25,676

Total		927,194

Information Technology–0.5%
Cisco Systems, Inc.,
5.250%, 2/22/2011	100,000	103,022
Electronic Data Systems
Corp., 6.500%, 8/1/2013	25,000	25,704
Hewlett-Packard Co.,
5.250%, 3/1/2012	25,000	25,634
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	49,274
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	20,774
United Technologies Corp.,
6.050%, 6/1/2036	25,000	24,851
Xerox Corp., 5.500%,
5/15/2012	50,000	49,465

Total		298,724

Materials–0.4%
Alcoa, Inc., 5.900%,
2/1/2027	25,000	22,247
Alcoa, Inc., 7.375%,
8/1/2010	25,000	26,385
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	51,857
EI Du Pont de Nemours &
Co., 5.600%, 12/15/2036	25,000	23,465
Falconbridge Ltd.,
5.500%, 6/15/2017	25,000	23,126

Vale Overseas Ltd.,
6.875%, 11/21/2036	50,000	46,687
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	49,731

Total		243,498

Telecommunication Services–0.8%
AT&T Wireless Services, Inc.,
8.125%, 5/1/2012	50,000	54,810
AT&T, Inc., 6.150%,
9/15/2034	25,000	23,432
AT&T, Inc., 6.300%,
1/15/2038	25,000	23,695
AT&T, Inc., 6.400%,
5/15/2038	50,000	48,019
AT&T, Inc., 6.800%,
5/15/2036	25,000	25,128
BellSouth Capital Funding
Corp., 7.875%, 2/15/2030	25,000	27,690
BellSouth Corp., 5.200%,
9/15/2014	30,000	29,603
BellSouth Corp., 6.000%,
11/15/2034	10,000	9,187
EMBARQ Corp., 6.738%,
6/1/2013	50,000	48,294
Motorola, Inc., 6.000%,
11/15/2017	25,000	21,890
SBC Communications, Inc.
Global Note, 6.250%, 3/15/2011	50,000	51,733
Verizon Communications,
Inc., 5.500%, 2/15/2018	50,000	47,653
Verizon Communications,
Inc., 5.550%, 2/15/2016	50,000	48,777
Verizon Global Funding
Corp., 5.850%, 9/15/2035	10,000	8,842
Verizon Global Funding
Corp., 7.750%, 12/1/2030	25,000	26,931
Verizon New England, Inc.,
6.500%, 9/15/2011	30,000	30,856

Total		526,540

Utilities–1.3%
Arizona Public Service Co.,
6.500%, 3/1/2012	10,000	10,092
Carolina Power & Light Co.,
5.125%, 9/15/2013	10,000	10,074

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	17

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Utilities (continued)
CenterPoint Energy
Resources Corp., 6.000%, 5/15/2018	$25,000	$24,005
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	50,851
Columbus Southern Power
Co., 6.600%, 3/1/2033	25,000	23,949
Commonwealth Edison
Co., 5.900%, 3/15/2036	25,000	22,644
Commonwealth Edison
Co., 6.150%, 9/15/2017	50,000	49,949
Consolidated Edison Co.
of New York, 4.875%, 2/1/2013	50,000	49,462
Consolidated Edison Co.
of New York, Inc., 6.300%, 8/15/2037	25,000	24,482
Constellation Energy
Group, 7.000%, 4/1/2012	50,000	51,884
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	14,316
Dominion Resources, Inc.,
6.000%, 11/30/2017	50,000	49,456
Exelon Corp., 4.450%,
6/15/2010	25,000	24,790
Exelon Corp., 5.625%,
6/15/2035	15,000	12,970
Florida Power & Light Co.,
4.950%, 6/1/2035	25,000	21,462
MidAmerican Energy Co.,
6.750%, 12/30/2031	10,000	10,487
MidAmerican Funding
LLC, 6.927%, 3/1/2029	25,000	27,083
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	106,536
Nisource Finance Corp.,
6.400%, 3/15/2018	25,000	24,171
Oneok, Inc., 5.200%,
6/15/2015	25,000	23,668

Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	14,510
Public Service Co. of
Colorado, 6.250%, 9/1/2037	10,000	10,191
Public Service Electric &
Gas Co., 5.800%, 5/1/2037	25,000	24,123
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	23,472
Sempra Energy, 7.950%,
3/1/2010	25,000	26,365
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	23,997
Virginia Electric and Power
Co., 5.400%, 1/15/2016	50,000	48,932

Total		803,921

Total Corporate Bonds–
(Identified Cost $12,290,023)		11,889,344

International Debt–4.8%
Abbey National PLC,
7.950%, 10/26/2029	25,000	25,492
Alcan, Inc., 5.200%,
1/15/2014	50,000	48,845
America Movil SAB de CV,
5.625%, 11/15/2017	50,000	48,405
America Movil SA de CV,
5.750%, 1/15/2015	15,000	14,916
ArcelorMittal, 6.125%,
6/1/2018	50,000	48,952
Asian Development Bank,
5.593%, 7/16/2018	50,000	53,320
AstraZeneca PLC,
6.450%, 9/15/2037	25,000	25,535
BHP Billiton Finance Ltd.,
5.000%, 12/15/2010	25,000	25,288
BHP Billiton Finance Ltd.,
5.125%, 3/29/2012	25,000	24,950
Brazilian Government
International Bond, 6.000%, 1/17/2017	100,000	102,200
Brazilian Government
International Bond, 8.250%, 1/20/2034	50,000	61,600
British Telecommunications
PLC, 8.625%, 12/15/2010	50,000	53,717
British Telecommunications
PLC, 9.125%, 12/15/2030	25,000	30,131

18	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par amount	Value

International Debt (continued)
Canadian National Railway
Co., 6.200%, 6/1/2036	$25,000	$24,263
Deutsche Bank AG,
5.375%, 10/12/2012	100,000	101,569
Deutsche Bank AG,
6.000%, 9/1/2017	50,000	50,573
Deutsche Telekom
International Finance BV, 8.750%, 6/15/2030	25,000	28,759
Diageo Finance BV,
5.300%, 10/28/2015	50,000	48,749
Eksportfinans ASA,
5.000%, 2/14/2012	100,000	103,122
European Investment Bank,
4.125%, 9/15/2010	50,000	51,139
European Investment Bank,
4.625%, 5/15/2014	200,000	206,038
European Investment Bank,
4.875%, 2/16/2016	50,000	51,839
Export-Import Bank Of
Korea (KEXIM), 5.125%, 2/14/2011	25,000	24,860
France Telecom SA,
7.750%, 3/1/2011	100,000	105,968
HSBC Holdings PLC,
6.500%, 5/2/2036	25,000	23,316
HSBC Holdings PLC,
7.500%, 7/15/2009	50,000	51,138
Hydro Quebec, 6.300%,
5/11/2011	25,000	26,608
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	32,267
International Finance
Corp., 3.500%, 5/15/2013	100,000	98,379
Israel Government
International Bond, 5.500%, 11/9/2016	25,000	25,666
Italy Government
International Bond, 4.500%, 1/21/2015	100,000	100,726

Italy Government
International Bond, 5.625%, 6/15/2012	100,000	106,328
Italy, Republic of,
6.875%, 9/27/2023	25,000	30,170
KfW Bankengruppe,
3.250%, 3/15/2013	100,000	97,687
KfW Bankengruppe,
4.875%, 1/17/2017	100,000	103,688
Koninklijke Philips Electronics
NV, 6.875%, 3/11/2038	50,000	51,787
Kreditanstalt fuer
Wiederaufbau, 0.000%, 4/18/2036	50,000	11,947
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	103,638
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	26,875
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	21,270
Mexico Government
International Bond, 8.125%, 12/30/2019	50,000	60,625
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	63,375
Nexen, Inc., 5.875%,
3/10/2035	25,000	22,398
Oesterreichische Kontrollbank
AG, 4.875%, 2/16/2016	100,000	103,284
Province of Nova Scotia
Canada, 5.125%, 1/26/2017	50,000	51,294
Province of Ontario Canada,
5.000%, 10/18/2011	100,000	103,753
Province of Quebec Canada,
4.600%, 5/26/2015	50,000	49,901
Province of Quebec Canada,
7.500%, 9/15/2029	10,000	12,814
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	54,515
Republic of Korea,
4.875%, 9/22/2014	25,000	24,505
Royal Bank of Scotland
Group PLC, 7.648%, 8/31/2049	25,000	24,387

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	19

Portfolio of investments

	Par amount	Value

International Debt (continued)
Telecom Italia Capital SA,
6.375%, 11/15/2033	$50,000	$44,644
Telefonica Emisiones SAU,
5.984%, 6/20/2011	50,000	50,774
Telefonica Emisiones SAU,
6.221%, 7/3/2017	25,000	25,031
Thomson Corp. Note,
5.700%, 10/1/2014	75,000	73,938
Vodafone Group PLC,
6.150%, 2/27/2037	25,000	22,936
Vodafone Group PLC,
7.875%, 2/15/2030	25,000	27,541
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	24,225

Total International Debt–
(Identified Cost $3,108,120)		3,111,660

Mortgage-Backed Securities–39.7%
Federal Home Loan
Mortgage Corporation GOLD 15 YR, 4.500%	225,000	217,406
Federal Home Loan
Mortgage Corporation GOLD 30 YR, 5.000% – 6.000%	2,350,000	2,308,804
Government National
Mortgage Association, 30 YR, 5.000% –6.500%	775,000	784,527
Federal National Mortgage
Association, 15 YR, 4.500%	400,000	386,625
Federal National Mortgage
Association, 30 YR, 6.500% – 7.000%	425,000	441,332
Federal Home Loan
Mortgage Corp., 4.500% – 7.000%, 5/1/2020 – 6/1/2038	6,517,003	6,459,083
Federal National Mortgage
Association, 4.000% – 7.000%, 6/1/2019 – 4/1/2038	13,474,861	13,436,137

Government National
Mortgage Association, 4.500% – 6.500%, 4/15/2036 – 8/15/2037	1,408,738	1,401,822

Total Mortgage-Backed
Securities–(Identified Cost $25,290,376)		25,435,736

U.S. Treasury–24.2%
U.S. Treasury Bonds–5.5%
4.375%, 2/15/2038	225,000	219,375

4.750%, 2/15/2037	115,000	118,791

5.000%, 5/15/2037	100,000	107,500

5.250%, 2/15/2029	65,000	70,540

6.125%, 11/15/2027	175,000	209,330

6.125%, 8/15/2029	75,000	90,486

6.250%, 8/15/2023	100,000	119,008

6.250%, 5/15/2030	75,000	92,338

6.375%, 8/15/2027	170,000	208,303

6.625%, 2/15/2027	75,000	94,031

6.750%, 8/15/2026	160,000	202,588

6.875%, 8/15/2025	200,000	255,063

7.125%, 2/15/2023	140,000	179,288

7.250%, 5/15/2016	100,000	122,899

7.500%, 11/15/2016	50,000	62,473

8.000%, 11/15/2021	270,000	366,293

8.500%, 2/15/2020	130,000	179,156

8.750%, 5/15/2017	215,000	289,729

8.750%, 8/15/2020	80,000	112,756

8.875%, 8/15/2017	150,000	204,305

9.250%, 2/15/2016	135,000	183,790

Total		3,488,042

U.S. Treasury Notes–18.7%
2.625%, 5/31/2010	800,000	800,750

3.500%, 8/15/2009	450,000	455,871

3.125%, 11/30/2009	450,000	454,817

3.125%, 4/30/2013	900,000	892,759

3.375%, 6/30/2013	250,000	250,528

3.500%, 2/15/2018	100,000	96,289

3.625%, 7/15/2009	400,000	405,469

3.625%, 1/15/2010	380,000	387,303

20	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.625%, 12/31/2012	$250,000	$253,887

3.875%, 5/15/2018	150,000	148,793

4.000%, 9/30/2009	250,000	255,137

4.000%, 4/15/2010	550,000	564,180

4.000%, 2/15/2015	400,000	411,282

4.125%, 8/31/2012	200,000	207,078

4.250%, 1/15/2011	650,000	674,680

4.250%, 9/30/2012	200,000	208,297

4.500%, 2/28/2011	100,000	104,281

4.500%, 9/30/2011	100,000	104,547

4.500%, 3/31/2012	400,000	419,156

4.500%, 4/30/2012	250,000	262,149

4.625%, 12/31/2011	500,000	525,469

4.625%, 2/29/2012	150,000	157,828

4.625%, 7/31/2012	100,000	105,445

4.625%, 2/15/2017	910,000	958,345

4.750%, 3/31/2011	200,000	209,922

4.750%, 5/31/2012	100,000	105,774

4.750%, 8/15/2017	425,000	450,367

4.875%, 8/15/2009	500,000	513,516

4.875%, 4/30/2011	250,000	263,614

4.875%, 5/31/2011	250,000	263,906

4.875%, 6/30/2012	175,000	186,020

4.875%, 8/15/2016	150,000	160,863

5.125%, 6/30/2011	250,000	265,781

5.125%, 5/15/2016	150,000	163,594

6.000%, 8/15/2009	300,000	311,742

Total		11,999,439

Total U.S. Treasury–
(Identified Cost $15,136,310)		15,487,481

U.S. Government Agencies–9.3%
Federal Farm Credit Bank,
3.875% – 5.375%, 8/3/2009 – 1/17/2017	575,000	587,492

Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	50,923
Federal Home Loan Bank
System, 4.250% – 5.500%, 7/17/2009 – 7/15/2036	975,000	998,723
Federal Home Loan Mortgage
Corp., 2.875% – 6.750%, 4/30/2010 – 7/15/2032	2,155,000	2,185,524
Federal National Mortgage
Association, 2.500% – 7.250%, 4/9/2010 – 7/15/2037	1,960,000	2,030,952
Tennessee Valley Authority,
5.500% – 6.750%, 7/18/2017 – 1/15/2038	75,000	83,896

Total U.S. Government
Agencies–(Identified Cost $5,856,588)		5,937,510

Commercial Mortgage-Backed Securities–5.0%
Banc of America
Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,256
Banc of America
Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	94,781
Banc of America
Commercial Mortgage, Inc., 5.400%, 10/10/2045	20,000	19,744
Banc of America
Commercial Mortgage, Inc., 5.838%, 6/10/2049	125,000	118,422
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	38,844
Bear Stearns Commercial
Mortgage Securities, 4.978%, 7/11/2042	200,000	191,968
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	48,572
Chase Commercial
Mortgage Securities Corp., 7.319%, 10/15/2032	24,694	25,580
Citigroup Commercial
Mortgage Trust, 5.915%, 3/15/2049	25,000	19,173

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	21

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.400%, 7/15/2044	$50,000	$47,384
Commercial Mortgage
Pass Through Certificates, 5.347%, 12/10/2046	50,000	45,169
Commercial Mortgage
Pass Through Certificates, 5.899%, 6/10/2046	50,000	49,657
Credit Suisse Mortgage
Capital Certificates, 6.021%, 6/15/2038	100,000	98,273
CS First Boston Mortgage
Securities Corp., 4.429%, 12/15/2036	250,000	248,076
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	18,456
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	48,007
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	34,080
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	25,000	25,623
CW Capital Cobalt Ltd.,
5.484%, 4/15/2047	25,000	23,308
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	145,975
GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	24,703	25,337
GMAC Commercial
Mortgage Securities, Inc., 6.957%, 9/15/2035	19,911	20,591
Greenwich Capital
Commercial Funding Corp., 5.224%, 4/10/2037	100,000	96,198

Greenwich Capital
Commercial Funding Corp., 5.736%, 12/10/2049	125,000	118,422
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	15,000	14,098
GS Mortgage Securities
Corp. II, 5.396%, 8/10/2038	100,000	98,077
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	19,227
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	47,275
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	34,019
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 5.000%, 10/15/2042	15,000	14,011
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,136
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	98,998
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	95,768
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	46,605

22	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust, 4.361%, 1/15/2029	$50,000	$47,754
LB-UBS Commercial
Mortgage Trust, 5.018%, 2/15/2031	29,820	29,837
LB-UBS Commercial
Mortgage Trust, 5.084%, 2/15/2031	25,000	24,789
LB-UBS Commercial
Mortgage Trust, 5.139%, 2/15/2031	20,000	19,244
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	20,000	19,437
LB-UBS Commercial
Mortgage Trust, 5.430%, 2/15/2040	100,000	93,180
Merrill Lynch,
5.378%, 8/12/2048	100,000	92,852
Merrill Lynch Mortgage
Trust, 5.416%, 11/12/2037	50,000	48,344
Morgan Stanley Capital I,
5.379%, 11/14/2042	25,000	24,401
Morgan Stanley Capital I,
5.514%, 11/12/2049	100,000	93,946
Morgan Stanley Capital I,
7.108%, 6/3/2030	150,000	149,977
PG&E Energy Recovery
Funding LLC, 5.030%, 3/25/2014	50,000	50,893
Salomon Brothers
Mortgage Securities VII, 7.455%, 7/18/2033	21,463	22,137
Wachovia Bank
Commercial Mortgage Trust, 4.516%, 5/15/2044	15,000	14,816
Wachovia Bank
Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	96,834

Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	62,544	62,617
Wachovia Bank Commercial
Mortgage Trust, 5.308%, 11/15/2048	75,000	70,451
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	49,795
Wachovia Bank Commercial
Mortgage Trust, 5.515%, 1/15/2045	50,000	41,317

Total Commercial
Mortgage-Backed Securities–(Identified Cost $3,304,825)		3,200,731

Municipal Bonds–0.1%
State of Connecticut,
5.850%, 3/15/2032	25,000	26,017
State of Illinois,
4.950%, 6/1/2023	25,000	23,670
State of Illinois Taxable,
5.100%, 6/1/2033	25,000	23,546

Total Municipal Bonds–
(Identified Cost $74,248)		73,233

Commercial Paper–5.9%
Fairway Finance Corp.,
2.600% – 2.730%, 7/14/2008	2,800,000	2,797,286
Lexington Parker Capital
Corp., 2.620%, 7/14/2008	1,000,000	999,054

Total Commercial Paper–
(Identified Cost $3,796,340)		3,796,340

Mutual Fund–1.4%
AIM Prime Fund
(At Net Asset Value)	908,817	908,817

Total Investments–109.5%
(Identified Cost $70,103,360)		70,175,518

Other Assets & Liabilities–Net–(9.5)%		(6,066,969)

Total Net Assets–100.0%		$64,108,549

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At June 30, 2008, these securities amounted to $101,467 which represents 0.2% of total net assets.

See Notes to Financial Statements.

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	23

U.S. Stock Market Portfolio

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks–97.0%
Consumer Discretionary–9.5%
[1]99 Cents Only Stores	200	$1,320

A.H. Belo Corp.	50	285

Aaron Rents, Inc.	121	2,702

Abercrombie & Fitch Co.	296	18,553

1ACCO Brands Corp.	160	1,797

Advance Auto Parts, Inc.	308	11,960

[1]Aeropostale, Inc.	255	7,989

1AFC Enterprises, Inc.	100	799

[1]Amazon.com, Inc.	1,160	85,063

Ambassadors Group, Inc.	100	1,492

American Axle & Manufacturing
Holdings, Inc.	200	1,598
American Eagle Outfitters, Inc.	684	9,323

American Greetings Corp.	200	2,468

Ameristar Casinos, Inc.	158	2,184

Andersons, Inc.	100	4,071

[1]AnnTaylor Stores Corp.	169	4,049

ArvinMeritor, Inc.	200	2,496

Asbury Automotive Group, Inc.	100	1,285

1ATC Technology Corp.	100	2,328

Autoliv, Inc.	300	13,986

[1]AutoNation, Inc.	463	4,639

[1]AutoZone, Inc.	159	19,241

[1]Avis Budget Group, Inc.	288	2,411

[1]Bare Escentuals, Inc.	200	3,746

Barnes & Noble, Inc.	226	5,614

[1]Beacon Roofing Supply, Inc.	75	796

Beazer Homes USA, Inc.	88	490

Bebe Stores, Inc.	100	961

[1]Bed Bath & Beyond, Inc.	979	27,510

Belo Corp.	250	1,827

Best Buy Co., Inc.	1,286	50,926

Big 5 Sporting Goods Corp.	100	757

[1]Big Lots, Inc.	370	11,559

1BJ’s Wholesale Club, Inc.	253	9,791

Black & Decker Corp.	227	13,055

[1]Blockbuster, Inc.	300	750

Blyth, Inc.	100	1,203

Bob Evans Farms, Inc.	90	2,574

Borders Group, Inc.	100	600

BorgWarner, Inc.	460	20,415

Boyd Gaming Corp.	158	1,984

[1]Brightpoint, Inc.	105	767

Brinker International, Inc.	385	7,276

[1]Brocade Communications
Systems, Inc.	1,495	12,319

Brown Shoe Co., Inc.	130	1,762

Brunswick Corp.	299	3,169

Buckle, Inc.	100	4,573

[1]Buffalo Wild Wings, Inc.	100	2,483

Burger King Holdings, Inc.	400	10,716

[1]Cabela’s, Inc.	94	1,035

[1]Cablevision Systems Corp.	847	19,142

[1]California Pizza Kitchen, Inc.	150	1,679

Callaway Golf Co.	220	2,603

[1]Carmax, Inc.	758	10,756

Carnival Corp.	1,600	52,736

[1]Carter’s, Inc.	160	2,211

Cato Corp.	100	1,424

CBRL Group, Inc.	107	2,623

CBS Corp.	2,157	42,040

1CEC Entertainment, Inc.	150	4,201

Centex Corp.	435	5,816

[1]Champion Enterprises, Inc.	210	1,229

[1]Charlotte Russe Holding, Inc.	100	1,776

[1]Charming Shoppes, Inc.	250	1,148

[1]Charter Communications, Inc.	1,200	1,260

[1]Cheesecake Factory, Inc.	270	4,296

[1]Chico’s FAS, Inc.	499	2,680

[1]Childrens Place Retail Stores,
Inc.	130	4,693
[1]Chipotle Mexican Grill, Inc.,
Class A	42	3,470

24	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Chipotle Mexican Grill, Inc.,
Class B	60	$4,522
Choice Hotels International, Inc.	100	2,650

Christopher & Banks Corp.	100	680

Churchill Downs, Inc.	100	3,487

Cinemark Holdings, Inc.	200	2,612

Circuit City Stores, Inc.	500	1,445

[1]Citadel Broadcasting Corp.	395	482

CKE Restaurants, Inc.	200	2,494

1CKX, Inc.	200	1,750

Clear Channel
Communications, Inc.	1,713	60,298
[1]Clear Channel Outdoor
Holdings, Inc.	100	1,783
[1]Coach, Inc.	1,300	37,544

[1]Coldwater Creek, Inc.	175	924

[1]Collective Brands, Inc.	180	2,093

Columbia Sportswear Co.	55	2,021

Comcast Corp., Class A	7,008	132,942

Comcast Corp., Special
Class A	3,360	63,034
Cooper Tire & Rubber Co.	210	1,646

[1]Copart, Inc.	300	12,846

Costco Wholesale Corp.	1,600	112,224

[1]Cox Radio, Inc.	100	1,180

1CROCS, Inc.	302	2,419

1CSK Auto Corp.	100	1,048

1CTC Media, Inc.	200	4,932

D.R. Horton, Inc.	977	10,600

Darden Restaurants, Inc.	500	15,970

[1]Deckers Outdoor Corp.	37	5,150

[1]Dick’s Sporting Goods, Inc.	286	5,074

Dillard’s, Inc.	243	2,812

DineEquity, Inc.	30	1,121

1DIRECTV Group, Inc.	2,576	66,744

1DISH Network Corp.	809	23,688

[1]Dolby Laboratories, Inc.	200	8,060

[1]Dollar Tree, Inc.	331	10,820

[1]Domino’s Pizza, Inc.	152	1,748

[1]DreamWorks Animation SKG,
Inc.	260	7,751
[1]Dress Barn, Inc.	200	2,676

1DSW, Inc.	100	1,178

1DTS, Inc.	100	3,132

E.W. Scripps Co.	360	14,954

Eastman Kodak Co.	1,063	15,339

Entercom Communications
Corp.	60	421
[1]Entravision Communications
Corp.	200	804
Ethan Allen Interiors, Inc.	150	3,690

[1]Exide Technologies	200	3,352

[1]Expedia, Inc.	719	13,215

Family Dollar Stores, Inc.	484	9,651

Federal Signal Corp.	100	1,200

Finish Line, Inc.	93	809

[1]Fleetwood Enterprises, Inc.	200	524

Foot Locker, Inc.	604	7,520

[1]Ford Motor Co.	6,024	28,975

Fortune Brands, Inc.	500	31,205

[1]Fossil, Inc.	180	5,233

Fred’s, Inc.	100	1,124

Furniture Brands International,
Inc.	80	1,069
[1]GameStop Corp., Class A	532	21,493

Gannett Co., Inc.	850	18,419

Gap, Inc.	2,030	33,840

Garmin Ltd.	437	18,721

GateHouse Media, Inc.	100	246

[1]Gaylord Entertainment Co.	194	4,648

General Motors Corp.	1,619	18,618

[1]Genesco, Inc.	40	1,235

Gentex Corp.	573	8,274

[1]Getty Images, Inc.	201	6,820

[1]Goodyear Tire & Rubber Co.	900	16,047

Group 1 Automotive, Inc.	100	1,987

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
1GSI Commerce, Inc.	100	$1,363

Guess?, Inc.	200	7,490

[1]Gymboree Corp.	124	4,969

[1]Hanesbrands, Inc.	359	9,743

Harley-Davidson, Inc.	828	30,023

Harman International Industries,
Inc.	217	8,982
Harte-Hanks, Inc.	180	2,061

Hasbro, Inc.	513	18,324

Hearst-Argyle Television, Inc.	87	1,670

[1]Helen of Troy Ltd.	100	1,612

[1]Hertz Global Holdings, Inc.	600	5,760

[1]Hibbett Sports, Inc.	60	1,266

HNI Corp.	108	1,907

Home Depot, Inc.	6,174	144,595

[1]Hot Topic, Inc.	200	1,082

[1]Hovnanian Enterprises, Inc.	96	526

Idearc, Inc.	600	1,410

[1]Insight Enterprises, Inc.	180	2,111

Interactive Data Corp.	170	4,272

Interface, Inc.	100	1,253

[1]Interline Brands, Inc.	100	1,593

International Game Technology	1,200	29,976

International Speedway Corp.	150	5,854

[1]Interpublic Group of Cos., Inc.	1,800	15,480

[1]inVentiv Health, Inc.	100	2,779

1J. Crew Group, Inc.	200	6,602

[1]Jack in the Box, Inc.	262	5,871

[1]Jakks Pacific, Inc.	100	2,185

JCPenney Co., Inc.	767	27,834

1Jo-Ann Stores, Inc.	100	2,303

John Wiley & Sons, Inc.	170	7,655

Johnson Controls, Inc.	2,146	61,547

Jones Apparel Group, Inc.	322	4,427

[1]Jos A. Bank Clothiers, Inc.	100	2,675

Journal Communications, Inc.	200	964

K-Swiss, Inc.	50	735

KB Home	274	4,639

Kimball International, Inc.	100	828

Knoll, Inc.	106	1,288

[1]Knology, Inc.	100	1,099

[1]Kohl’s Corp.	1,102	44,124

[1]Krispy Kreme Doughnuts, Inc.	200	998

La-Z-Boy, Inc.	200	1,530

[1]Lamar Advertising Co.	284	10,233

Lancaster Colony Corp.	60	1,817

Landry’s Restaurants, Inc.	100	1,797

[1]Las Vegas Sands Corp.	388	18,407

[1]Lear Corp.	240	3,403

Lee Enterprises, Inc.	80	319

Leggett & Platt, Inc.	544	9,123

Lennar Corp.	393	4,850

[1]Liberty Global, Inc.	585	17,761

[1]Liberty Media Corp.–
Entertainment	1,760	42,645
[1]Liberty Media Holding Corp.–
Capital	440	6,336
[1]Liberty Media Holding Corp.–
Interactive	2,204	32,531
[1]Life Time Fitness, Inc.	100	2,955

Limited Brands, Inc.	1,187	20,001

[1]Lions Gate Entertainment
Corp.	400	4,144
[1]Live Nation, Inc.	151	1,598

Liz Claiborne, Inc.	302	4,273

1LKQ Corp.	392	7,083

Lowe’s Cos., Inc.	5,295	109,871

[1]Lululemon Athletica, Inc.	100	2,906

1M&F Worldwide Corp.	50	1,965

Macy’s, Inc.	1,556	30,218

Marcus Corp.	100	1,495

Marriott International, Inc.	1,015	26,634

[1]Marvel Entertainment, Inc.	200	6,428

Mattel, Inc.	1,326	22,701

26	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Matthews International Corp.	60	$2,716

McClatchy Co.	116	786

McDonald’s Corp.	4,120	231,626

McGraw-Hill Cos., Inc.	1,232	49,428

MDC Holdings, Inc.	100	3,906

Media General, Inc.	40	478

[1]Mediacom Communications
Corp.	200	1,068
Men’s Wearhouse, Inc.	160	2,606

Meredith Corp.	189	5,347

[1]Meritage Homes Corp.	30	455

1MGM Mirage	382	12,946

Modine Manufacturing Co.	60	742

[1]Mohawk Industries, Inc.	188	12,051

[1]Morgans Hotel Group Co.	100	1,030

Movado Group, Inc.	100	1,980

[1]Move, Inc.	300	699

National CineMedia, Inc.	200	2,132

[1]NetFlix, Inc.	160	4,171

New York Times Co.	501	7,710

Newell Rubbermaid, Inc.	958	16,085

News Corp., Class A	6,500	97,760

News Corp., Class B	1,603	24,606

Nike, Inc.	1,360	81,070

Nordstrom, Inc.	600	18,180

[1]NutriSystem, Inc.	111	1,570

1NVR, Inc.	16	8,001

O’Charleys, Inc.	100	1,006

1O’Reilly Automotive, Inc.	413	9,231

[1]Office Depot, Inc.	991	10,842

OfficeMax, Inc.	290	4,031

Omnicom Group, Inc.	1,182	53,048

Orient-Express Hotels Ltd.	200	8,688

[1]Overstock.com, Inc.	100	2,595

Oxford Industries, Inc.	42	804

[1]Pacific Sunwear of California, Inc.	190	1,621

[1]Panera Bread Co.	100	4,626

[1]Papa John’s International, Inc.	60	1,595

[1]Penn National Gaming, Inc.	290	9,323

Penske Automotive Group, Inc.	154	2,270

PEP Boys-Manny Moe & Jack	100	872

PetSmart, Inc.	482	9,616

1PF Chang’s China Bistro, Inc.	40	894

Phillips-Van Heusen, Corp.	208	7,617

[1]Pier 1 Imports, Inc.	300	1,032

[1]Pinnacle Entertainment, Inc.	170	1,783

Polaris Industries, Inc.	160	6,461

Polo Ralph Lauren Corp.	200	12,556

Pool Corp.	180	3,197

[1]Priceline.com, Inc.	127	14,663

Pulte Homes, Inc.	848	8,166

[1]Quiksilver, Inc.	350	3,437

1R.H. Donnelley Corp.	283	849

RadioShack Corp.	440	5,399

1RC2 Corp.	100	1,856

[1]Red Robin Gourmet Burgers, Inc.	41	1,137

Regal Entertainment Group	280	4,278

Regis Corp.	160	4,216

[1]Rent-A-Center, Inc.	200	4,114

[1]Retail Ventures, Inc.	100	460

Ross Stores, Inc.	493	17,511

Royal Caribbean Cruises Ltd.	485	10,898

Ruby Tuesday, Inc.	200	1,080

Ryland Group, Inc.	206	4,493

[1]Saks, Inc.	553	6,072

Sauer-Danfoss, Inc.	100	3,115

[1]Scholastic Corp.	133	3,812

[1]School Specialty, Inc.	40	1,189

[1]Scientific Games Corp.	280	8,294

Sealy Corp.	100	574

[1]Sears Holdings Corp.	277	20,404

[1]Select Comfort Corp.	175	287

Sherwin-Williams Co.	421	19,337

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)

[1]Shuffle Master, Inc.	60	$296

Sinclair Broadcast Group, Inc.	200	1,520

[1]Sirius Satellite Radio, Inc.	4,825	9,264

[1]Six Flags, Inc.	300	345

[1]Skechers U.S.A., Inc.	100	1,976

[1]Smith & Wesson Holding Corp.	100	521

Snap-On, Inc.	229	11,910

Sonic Automotive, Inc.	100	1,289

[1]Sonic Corp.	236	3,493

Speedway Motorsports, Inc.	100	2,038

Stage Stores, Inc.	90	1,050

Standard-Pacific Corp.	183	619

Stanley Works	290	13,001

Staples, Inc.	2,582	61,322

[1]Starbucks Corp.	2,690	42,341

Starwood Hotels & Resorts
Worldwide, Inc.	700	28,049
[1]Steak N Shake Co.	100	633

[1]Steven Madden Ltd.	54	993

Superior Industries International,
Inc.	100	1,688

Talbots, Inc.	100	1,159

Target Corp.	2,800	130,172

Tempur-Pedic International, Inc.	200	1,562

[1]Tenneco, Inc.	180	2,435

[1]Texas Roadhouse, Inc.	152	1,363

Thor Industries, Inc.	150	3,189

Tiffany & Co.	500	20,375

Tim Hortons, Inc.	700	20,083

[1]Timberland Co.	170	2,779

Time Warner, Inc.	12,900	190,920

[1]Titan Machinery, Inc.	100	3,132

[1]Tivo, Inc.	300	1,851

TJX Cos., Inc.	1,611	50,698

[1]Toll Brothers, Inc.	500	9,365

Toro Co.	200	6,654

[1]Tractor Supply Co.	179	5,198

Triarc Cos., Inc. Class A	150	960

Triarc Cos., Inc. Class B	200	1,266

[1]True Religion Apparel, Inc.	100	2,665

1TRW Automotive Holdings Corp.	160	2,955

Tupperware Brands Corp.	280	9,582

[1]Tween Brands, Inc.	150	2,469

[1]Under Armour, Inc.	122	3,128

UniFirst Corp.	100	4,466

[1]United Rentals, Inc.	302	5,922

[1]Universal Electronics, Inc.	100	2,090

[1]Urban Outfitters, Inc.	426	13,287

V.F. Corp.	336	23,916

[1]Vail Resorts, Inc.	78	3,341

[1]Viacom, Inc.	2,000	61,080

Virgin Media, Inc.	1,069	14,549

[1]Visteon Corp.	210	552

[1]Volcom, Inc.	100	2,393

WABCO Holdings, Inc.	200	9,292

Wabtec Corp.	170	8,265

Wal-Mart Stores, Inc.	8,700	488,940

Walt Disney Co.	6,500	202,800

[1]Warnaco Group, Inc.	180	7,933

Warner Music Group Corp.	80	571

Washington Post Co.	21	12,325

1WCI Communities, Inc.	50	73

Wendy’s International, Inc.	322	8,765

1WESCO International, Inc.	114	4,565

[1]Westwood One, Inc.	130	161

Whirlpool Corp.	308	19,013

Williams-Sonoma, Inc.	288	5,714

Winnebago Industries, Inc.	40	408

1WMS Industries, Inc.	150	4,465

Wolverine World Wide, Inc.	200	5,334

Wyndham Worldwide Corp.	700	12,537

Wynn Resorts Ltd.	231	18,792

1XM Satellite Radio Holdings, Inc.	1,212	9,502

28	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.	1,700	$59,653

[1]Zale Corp.	170	3,211

[1]Zumiez, Inc.	100	1,658

Total Consumer Discretionary		4,914,771

Consumer Staples–7.8%
Alberto-Culver Co.	313	8,223

[1]Alliance One International, Inc.	300	1,533

Altria Group, Inc.	7,570	155,639

Anheuser-Busch Cos., Inc.	2,600	161,512

Archer-Daniels-Midland Co.	2,100	70,875

Avon Products, Inc.	1,516	54,606

[1]Boston Beer Co., Inc.	100	4,068

Brown-Forman Corp.	200	15,114

Bunge Ltd.	438	47,168

Campbell Soup Co.	847	28,341

Casey’s General Stores, Inc.	180	4,171

[1]Central European Distribution
Corp.	100	7,415
[1]Central Garden and Pet Co.	40	182

[1]Central Garden and Pet Co.,
Class A (Non-voting)	80	328
[1]Chattem, Inc.	51	3,318

[1]Chiquita Brands International,
Inc.	178	2,700
Church & Dwight Co., Inc.	232	13,073

Clorox Co.	513	26,779

Coca-Cola Co.	7,600	395,048

Coca-Cola Enterprises, Inc.	1,100	19,030

Colgate-Palmolive Co.	1,880	129,908

ConAgra Foods, Inc.	1,771	34,145

[1]Constellation Brands, Inc.	710	14,101

Corn Products International, Inc.	251	12,327

CVS Corp.	5,200	205,764

[1]Dean Foods Co.	600	11,772

Del Monte Foods Co.	760	5,396

1Dr Pepper Snapple Group, Inc.	900	18,882

[1]Elizabeth Arden, Inc.	100	1,518

Estee Lauder Cos., Inc.	330	15,328

Flowers Foods, Inc.	255	7,227

General Mills, Inc.	1,229	74,686

[1]Great Atlantic & Pacific Tea Co.	112	2,556

[1]Green Mountain Coffee Roasters,
Inc.	100	3,757
H.J. Heinz Co.	1,149	54,980

[1]Hain Celestial Group, Inc.	180	4,226

[1]Hansen Natural Corp.	252	7,263

Herbalife Ltd.	150	5,812

Hershey Co.	597	19,570

Hormel Foods Corp.	289	10,002

Ingles Markets, Inc.	100	2,333

J&J Snack Foods Corp.	100	2,741

J.M. Smucker Co.	228	9,266

Kellogg Co.	999	47,972

Kimberly-Clark Corp.	1,535	91,762

Kraft Foods, Inc.	5,567	158,381

Kroger Co.	2,343	67,642

Lance, Inc.	100	1,877

Longs Drug Stores Corp.	140	5,895

[1]Lorillard, Inc.	647	44,747

McCormick & Co., Inc.	433	15,441

Molson Coors Brewing Co.	476	25,861

Nash Finch Co.	100	3,427

1NBTY, Inc.	190	6,091

Nu Skin Enterprises, Inc.	300	4,476

[1]Pantry, Inc.	30	320

Pepsi Bottling Group, Inc.	560	15,635

PepsiAmericas, Inc.	200	3,956

PepsiCo, Inc.	5,800	368,822

Philip Morris International, Inc.	7,600	375,364

Pilgrim’s Pride Corp.	152	1,974

[1]Prestige Brands Holdings, Inc.	100	1,066

Procter & Gamble Co.	11,100	674,991

[1]Ralcorp Holdings, Inc.	98	4,845

Reddy Ice Holdings, Inc.	100	1,368

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
[1]Rite Aid Corp.	2,350	$3,737

Ruddick Corp.	100	3,431

Safeway, Inc.	1,605	45,823

[1]Sally Beauty Holdings, Inc.	190	1,227

Sanderson Farms, Inc.	100	3,452

Sara Lee Corp.	2,727	33,406

Seaboard Corp.	1	1,551

Sensient Technologies Corp.	161	4,534

[1]Smithfield Foods, Inc.	459	9,125

Spartan Stores, Inc.	100	2,300

[1]Steiner Leisure Ltd.	100	2,835

SUPERVALU, Inc.	764	23,600

SYSCO Corp.	2,179	59,944

[1]Tejon Ranch Co.	100	3,606

Terra Industries, Inc.	361	17,815

Tootsie Roll Industries, Inc.	106	2,664

[1]TreeHouse Foods, Inc.	100	2,426

Tyson Foods, Inc.	930	13,894

[1]United Natural Foods, Inc.	160	3,117

Universal Corp.	109	4,929

UST, Inc.	500	27,305

Vector Group Ltd.	105	1,694

Walgreen Co.	3,600	117,036

WD-40 Co.	100	2,925

Whole Foods Market, Inc.	489	11,584

[1]Winn-Dixie Stores, Inc.	300	4,806

Wm. Wrigley Jr. Co.	700	54,446

Total Consumer Staples		4,057,808

Energy–14.0%
[1]Allis-Chalmers Energy, Inc.	100	1,780

Anadarko Petroleum Corp.	1,700	127,228

Apache Corp.	1,200	166,800

[1]Arena Resources, Inc.	100	5,282

Atlas America, Inc.	100	4,505

1ATP Oil & Gas Corp.	148	5,842

[1]Atwood Oceanics, Inc.	100	12,434

Baker Hughes, Inc.	1,149	100,354

[1]Basic Energy Services, Inc.	100	3,150

Berry Petroleum Co.	160	9,421

[1]Bill Barrett Corp.	140	8,317

BJ Services Co.	1,115	35,613

[1]Bois d’Arc Energy, Inc.	100	2,431

1BPZ Resources, Inc.	200	5,880

[1]Brigham Exploration Co.	200	3,166

[1]Bronco Drilling Co., Inc.	100	1,838

Cabot Oil & Gas Corp.	359	24,315

[1]Cameron International Corp.	800	44,280

CARBO Ceramics, Inc.	80	4,668

[1]Carrizo Oil & Gas, Inc.	100	6,809

[1]Cheniere Energy, Inc.	160	699

Chesapeake Energy Corp.	1,800	118,728

Chevron Corp.	7,500	743,475

Cimarex Energy Co.	306	21,319

1CNX Gas Corp.	100	4,204

[1]Complete Production Services,
Inc.	200	7,284
[1]Comstock Resources, Inc.	160	13,509

[1]Concho Resources, Inc.	200	7,460

ConocoPhillips	5,400	509,706

[1]Contango Oil & Gas Co.	66	6,133

[1]Continental Resources, Inc.	200	13,864

[1]Core Laboratories NV	78	11,103

Crosstex Energy, Inc.	119	4,125

1CVR Energy, Inc.	100	1,925

[1]Dawson Geophysical Co.	34	2,022

[1]Delta Petroleum Corp.	200	5,104

[1]Denbury Resources, Inc.	936	34,164

Devon Energy Corp.	1,550	186,248

Diamond Offshore Drilling, Inc.	253	35,202

[1]Dresser-Rand Group, Inc.	305	11,925

[1]Dril-Quip, Inc.	100	6,300

El Paso Corp.	2,545	55,328

[1]Encore Acquisition Co.	200	15,038

30	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
[1]Energy Partners Ltd.	87	$1,298

ENSCO International, Inc.	523	42,227

EOG Resources, Inc.	900	118,080

Equitable Resources, Inc.	400	27,624

[1]Evergreen Energy, Inc.	90	157

1EXCO Resources, Inc.	329	12,143

[1]Exterran Holdings, Inc.	231	16,514

Exxon Mobil Corp.	19,300	1,700,909

[1]Flotek Industries, Inc.	100	2,062

1FMC Technologies, Inc.	500	38,465

[1]Forest Oil Corp.	300	22,350

Frontier Oil Corp.	353	8,440

General Maritime Corp.	140	3,637

[1]Global Industries Ltd.	330	5,917

[1]Goodrich Petroleum Corp.	90	7,463

[1]Grey Wolf, Inc.	540	4,876

[1]GulfMark Offshore, Inc.	100	5,818

[1]Gulfport Energy Corp.	100	1,647

Halliburton Co.	3,200	169,824

[1]Harvest Natural Resources, Inc.	100	1,106

[1]Helix Energy Solutions Group,
Inc.	297	12,367
Helmerich & Payne, Inc.	400	28,808

[1]Hercules Offshore, Inc.	300	11,406

Hess Corp.	1,060	133,761

Holly Corp.	211	7,790

[1]Hornbeck Offshore Services,
Inc.	100	5,651
1ION Geophysical Corp.	300	5,235

Lufkin Industries, Inc.	56	4,664

Marathon Oil Corp.	2,600	134,862

[1]Mariner Energy Inc	300	11,091

[1]Matrix Service Co.	100	2,306

1McMoRan Exploration Co.	200	5,504

Murphy Oil Corp.	651	63,831

[1]Nabors Industries Ltd.	1,002	49,328

1NATCO Group, Inc.	100	5,453

[1]National Oilwell Varco, Inc.	1,502	133,257

[1]Newfield Exploration Co.	491	32,038

[1]Newpark Resources, Inc.	300	2,358

Noble Corp.	997	64,765

Noble Energy, Inc.	622	62,548

Occidental Petroleum Corp.	3,000	269,580

[1]Oceaneering International, Inc.	180	13,869

[1]Oil States International, Inc.	183	11,610

[1]Oilsands Quest, Inc.	600	3,900

[1]Pacific Ethanol, Inc.	100	181

[1]Parallel Petroleum Corp.	82	1,651

[1]Parker Drilling Co.	270	2,703

Patterson-UTI Energy, Inc.	577	20,795

Penn Virginia Corp.	160	12,067

[1]Petroleum Development Corp.	50	3,324

[1]PetroQuest Energy, Inc.	200	5,380

[1]Pioneer Drilling Co.	171	3,217

Pioneer Natural Resources Co.	450	35,226

[1]Plains Exploration & Production
Co.	438	31,961
[1]Pride International, Inc.	600	28,374

[1]Quicksilver Resources, Inc.	400	15,456

Range Resources Corp.	552	36,178

[1]Rosetta Resources, Inc.	208	5,928

Rowan Cos., Inc.	399	18,653

RPC, Inc.	100	1,680

[1]SandRidge Energy, Inc.	200	12,916

Schlumberger Ltd.	4,300	461,949

1SEACOR Holdings, Inc.	80	7,161

Smith International, Inc.	700	58,198

St. Mary Land & Exploration Co.	216	13,962

[1]Stone Energy Corp.	140	9,227

Sunoco, Inc.	433	17,619

[1]Superior Energy Services, Inc.	300	16,542

[1]Superior Well Services, Inc.	100	3,171

[1]Swift Energy Co.	140	9,248

1T-3 Energy Services, Inc.	58	4,609

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
Tesoro Corp.	505	$9,984

[1]Tetra Technologies, Inc.	220	5,216

Tidewater, Inc.	200	13,006

[1]Transocean, Inc.	1,180	179,820

[1]Trico Marine Services, Inc.	100	3,642

[1]Ultra Petroleum Corp.	553	54,305

[1]Unit Corp.	212	17,590

Valero Energy Corp.	2,000	82,360

[1]Venoco, Inc.	100	2,321

W&T Offshore, Inc.	113	6,612

1W-H Energy Services, Inc.	100	9,574

[1]Warren Resources, Inc.	200	2,936

[1]Weatherford International Ltd.	2,454	121,694

Western Refining, Inc.	100	1,184

[1]Whiting Petroleum Corp.	150	15,912

[1]Willbros Group, Inc.	100	4,381

Williams Cos., Inc.	2,144	86,425

XTO Energy, Inc.	1,800	123,318

Total Energy		7,233,173

Financials–14.6%
[2]Acadia Realty Trust	100	2,315

ACE Ltd.	1,195	65,833

Advanta Corp.	81	509

[1]Affiliated Managers Group, Inc.	140	12,608

AFLAC, Inc.	1,800	113,040

[1,2]Alexander’s, Inc.	8	2,485

[2]Alexandria Real Estate
Equities, Inc.	106	10,318
[1]Alleghany Corp.	19	6,309

Allied Capital Corp.	700	9,723

Allied World Assurance Holdings
Ltd.	100	3,962
Allstate Corp.	1,900	86,621

2AMB Property Corp.	344	17,331

AMBAC Financial Group, Inc.	1,089	1,459

AMCORE Financial, Inc.	111	628

[2]American Campus
Communities, Inc.	112	3,118
American Capital Strategies Ltd.	702	16,687

American Equity Investment Life
Holding Co.	200	1,630
American Express Co.	3,757	141,526

American Financial Group, Inc.	300	8,025

American International Group, Inc.	8,600	227,556

[1]AmeriCredit Corp.	364	3,138

Ameriprise Financial, Inc.	842	34,244

Amtrust Financial Services, Inc.	100	1,260

Anchor BanCorp Wisconsin, Inc.	100	701

Annaly Mortgage Management,
Inc.	2,000	31,020
[2]Anthracite Capital, Inc.	200	1,408

[2]Anworth Mortgage Asset Corp.	200	1,302

AON Corp.	964	44,286

[2]Apartment Investment &
Management Co.	333	11,342
Apollo Investment Corp.	476	6,821

[2]Arbor Realty Trust, Inc.	130	1,166

[1]Arch Capital Group Ltd.	205	13,596

Ares Capital Corp.	338	3,407

[1]Argo Group International
Holdings Ltd.	145	4,866
Arthur J. Gallagher & Co.	333	8,025

[2]Ashford Hospitality Trust, Inc.	300	1,386

Aspen Insurance Holdings Ltd.	300	7,101

Associated Banc-Corp	400	7,716

Assurant, Inc.	350	23,086

Assured Guaranty Ltd.	190	3,418

Astoria Financial Corp.	340	6,827

[2]AvalonBay Communities, Inc.	290	25,856

Axis Capital Holdings Ltd.	558	16,634

BancorpSouth, Inc.	232	4,058

Bank Mutual Corp.	200	2,008

Bank of America Corp.	16,000	381,920

Bank of Hawaii Corp.	200	9,560

Bank of New York Mellon Corp.	4,148	156,919

32	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
BankAtlantic Bancorp, Inc.	200	$352

[1]Bankrate, Inc.	100	3,907

Banner Corp.	21	186

BB&T Corp.	2,035	46,337

[1]Berkshire Hathaway, Inc.	36	144,432

[2]BioMed Realty Trust, Inc.	210	5,151

BlackRock Kelso Capital Corp.	200	1,892

BOK Financial Corp.	96	5,131

Boston Private Financial
Holdings, Inc.	160	907
[2]Boston Properties, Inc.	434	39,155

[2]Brandywine Realty Trust	240	3,782

2BRE Properties, Inc.	200	8,656

Broadridge Financial Solutions,
Inc.	544	11,451
Brookdale Senior Living, Inc.	104	2,117

Brookline Bancorp, Inc.	190	1,815

Brown & Brown, Inc.	424	7,373

Calamos Asset Management,
Inc.	76	1,294
[2]Camden Property Trust	230	10,180

Capital One Financial Corp.	1,400	53,214

[2]Capital Trust, Inc.	10	192

CapitalSource, Inc.	600	6,648

Capitol Bancorp Ltd.	100	897

Capitol Federal Financial	60	2,257

[2]CapLease, Inc.	100	749

[2]Capstead Mortgage Corp.	200	2,170

Cascade Bancorp	100	770

Cash America International, Inc.	95	2,945

Cathay General Bancorp	100	1,087

1CB Richard Ellis Group, Inc.	700	13,440

1CBIZ, Inc.	200	1,590

2CBL & Associates Properties,
Inc.	234	5,345
[2]Cedar Shopping Centers, Inc.	100	1,172

Central Pacific Financial Corp.	60	640

Charles Schwab Corp.	3,583	73,595

Chemical Financial Corp.	100	2,040

Chubb Corp.	1,298	63,615

Cincinnati Financial Corp.	537	13,640

CIT Group, Inc.	1,128	7,682

Citigroup, Inc.	18,800	315,088

Citizens Banking Corp.	207	584

City Holding Co.	100	4,077

City National Corp.	152	6,395

CME Group, Inc.	177	67,825

Cohen & Steers, Inc.	100	2,597

Colonial BancGroup, Inc.	434	1,918

[2]Colonial Properties Trust	163	3,263

Columbia Banking System, Inc.	100	1,933

Comerica, Inc.	577	14,789

Commerce Bancshares, Inc.	215	8,527

Community Bank System, Inc.	90	1,856

Community Trust Bancorp, Inc.	80	2,101

[1]CompuCredit Corp.	100	600

[1]Conseco, Inc.	699	6,934

[2]Corporate Office Properties
Trust SBI MD	170	5,836
[1]Corrections Corp. of America	418	11,482

Corus Bankshares, Inc.	60	250

Countrywide Financial Corp.	1,906	8,100

[2]Cousins Properties, Inc.	90	2,079

Crystal River Capital, Inc.	100	366

Cullen/Frost Bankers, Inc.	202	10,070

CVB Financial Corp.	137	1,293

DCT Industrial Trust, Inc.	600	4,968

Delphi Financial Group, Inc.	175	4,049

[2]Developers Diversified Realty
Corp.	430	14,925
[2]DiamondRock Hospitality Co.	400	4,356

[2]Digital Realty Trust, Inc.	200	8,182

Dime Community Bancshares,
Inc.	180	2,972

Discover Financial Services	1,597	21,032

Douglas Emmett, Inc.	300	6,591

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Downey Financial Corp.	30	$83

[2]Duke Realty Corp.	551	12,370

2DuPont Fabros Technology, Inc.	100	1,864

1E*Trade Financial Corp.	1,800	5,652

East West Bancorp, Inc.	182	1,285

[2]EastGroup Properties, Inc.	80	3,432

Eaton Vance Corp.	374	14,870

Employers Holdings, Inc.	200	4,140

Endurance Specialty Holdings
Ltd.	228	7,020
[1]Enstar Group Ltd.	31	2,712

[2]Entertainment Properties Trust	60	2,966

[2]Equity Lifestyle Properties, Inc.	100	4,400

[2]Equity One, Inc.	90	1,850

[2]Equity Residential	1,000	38,270

Erie Indemnity Co.	108	4,984

[2]Essex Property Trust, Inc.	90	9,585

[1]Euronet Worldwide, Inc.	88	1,487

Everest Re Group Ltd.	250	19,927

[2]Extra Space Storage, Inc.	300	4,608

1EZCORP, Inc.	100	1,275

Fannie Mae	3,900	76,089

FBL Financial Group, Inc.	100	1,988

1FCStone Group, Inc.	100	2,793

[2]Federal Realty Investment Trust	190	13,110

Federated Investors, Inc.	321	11,049

[2]FelCor Lodging Trust, Inc.	140	1,470

Fidelity National Financial, Inc.	749	9,437

Fidelity National Information
Services, Inc.	708	26,132
Fifth Third Bancorp	1,853	18,864

Financial Federal Corp.	75	1,647

First American Corp.	265	6,996

First BanCorp	320	2,029

First Busey Corp.	100	1,322

[1]First Cash Financial Services, Inc.	100	1,499

First Citizens BancShares, Inc.	10	1,395

First Commonwealth Financial
Corp.	206	1,922
First Financial Bankshares, Inc.	100	4,581

First Financial Corp.	40	1,224

First Financial Holdings, Inc.	100	1,718

First Horizon National Corp.	800	5,944

[2]First Industrial Realty Trust, Inc.	171	4,697

First Marblehead Corp.	175	450

First Merchants Corp.	130	2,360

First Midwest Bancorp, Inc.	190	3,543

First Niagara Financial Group, Inc.	300	3,858

[2]First Potomac Realty Trust	100	1,524

[1]FirstFed Financial Corp.	30	241

FirstMerit Corp.	219	3,572

Flagstar Bancorp, Inc.	100	301

Flagstone Reinsurance Holdings
Ltd.	100	1,179
FNB Corp.	350	4,123

Forest City Enterprises, Inc.	245	7,894

[1]Forestar Real Estate Group, Inc.	200	3,810

Franklin Resources, Inc.	621	56,915

[2]Franklin Street Properties Corp.	261	3,299

Freddie Mac	2,435	39,934

[2]Friedman, Billings, Ramsey
Group, Inc.	200	300
Frontier Financial Corp.	120	1,022

Fulton Financial Corp.	525	5,276

1FX Real Estate and
Entertainment, Inc.	40	76
GAMCO Investors, Inc.	60	2,977

[2]General Growth Properties, Inc.	846	29,635

Genworth Financial, Inc.	1,561	27,801

[2]Getty Realty Corp.	120	1,729

GFI Group, Inc.	256	2,307

Glacier Bancorp, Inc.	190	3,038

[2]Glimcher Realty Trust	100	1,118

Goldman Sachs Group, Inc.	1,300	227,370

[2]Gramercy Capital Corp.	136	1,576

34	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Greenhill & Co., Inc.	56	$3,016

Greenlight Capital Re Ltd.
Cl A	100	2,286
[1]Guaranty Bancorp	100	360

[1]Guaranty Financial Group, Inc.	200	1,074

Hancock Holding Co.	60	2,357

Hanmi Financial Corp.	100	521

Hanover Insurance Group, Inc.	216	9,180

Harleysville Group, Inc.	100	3,383

Harleysville National Corp.	100	1,116

Hartford Financial Services
Group, Inc.	1,100	71,027
HCC Insurance Holdings, Inc.	430	9,090

[2]Health Care Property
Investors, Inc.	893	28,406
[2]Health Care REIT, Inc.	336	14,952

[2]Healthcare Realty Trust, Inc.	175	4,160

[1]HealthExtras, Inc.	170	5,124

[2]Highwoods Properties, Inc.	190	5,970

Hilb, Rogal & Hobbs Co.	150	6,519

[1]Hilltop Holdings, Inc.	100	1,031

[2]Home Properties, Inc.	160	7,690

Horace Mann Educators Corp.	120	1,682

[2]Hospitality Properties Trust	378	9,246

[2]Host Hotels & Resorts, Inc.	1,812	24,734

2HRPT Properties Trust	1,000	6,770

Hudson City Bancorp, Inc.	1,734	28,923

Huntington Bancshares, Inc.	1,238	7,143

IBERIABANK Corp.	60	2,668

Independent Bank Corp.	90	2,146

IndyMac Bancorp, Inc.	236	146

Infinity Property & Casualty
Corp.	50	2,076
[2]Inland Real Estate Corp.	150	2,163

Integra Bank Corp.	33	258

[1]Interactive Brokers Group, Inc.	200	6,426

[1]IntercontinentalExchange, Inc.	200	22,800

International Bancshares Corp.	200	4,274

Invesco Ltd. Com	1,500	35,970

[1]Investment Technology
Group, Inc.	189	6,324
[1]Investors Bancorp, Inc.	200	2,612

[2]Investors Real Estate Trust	94	897

IPC Holdings Ltd.	180	4,779

[2]iStar Financial, Inc.	469	6,195

Jackson Hewitt Tax Service, Inc.	60	733

Janus Capital Group, Inc.	600	15,882

Jefferies Group, Inc.	356	5,988

Jones Lang LaSalle, Inc.	140	8,427

JPMorgan Chase & Co.	12,500	428,875

1KBW, Inc.	100	2,058

KeyCorp	1,900	20,862

[2]Kilroy Realty Corp.	126	5,926

[2]Kimco Realty Corp.	870	30,032

[2]Kite Realty Group Trust	100	1,250

[1]Knight Capital Group, Inc.	270	4,855

1LaBranche & Co., Inc.	300	2,124

LandAmerica Financial Group,
Inc.	30	666
2LaSalle Hotel Properties	159	3,996

Legg Mason, Inc.	468	20,391

Lehman Brothers Holdings, Inc.	2,150	42,591

Leucadia National Corp.	600	28,164

[2]Lexington Corporate Properties
Trust	230	3,135
[2]Liberty Property Trust	300	9,945

Lincoln National Corp.	1,005	45,547

Loews Corp.	1,314	61,627

2LTC Properties, Inc.	100	2,556

M&T Bank Corp.	258	18,199

[2]Macerich Co.	291	18,080

[2]Mack-Cali Realty Corp.	288	9,841

[2]Maguire Properties, Inc.	80	974

[1]Markel Corp.	32	11,744

Marsh & McLennan Cos., Inc.	1,945	51,640

Marshall & Ilsley Corp.	844	12,939

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Max Capital Group, Ltd.	180	$3,839

MB Financial, Inc.	100	2,247

MBIA, Inc.	727	3,192

MCG Capital Corp.	200	796

[2]Medical Properties Trust, Inc.	300	3,036

Mercury General Corp.	100	4,672

Merrill Lynch & Co., Inc.	3,300	104,643

MetLife, Inc.	2,600	137,202

1MF Global Ltd.	400	2,524

2MFA Mortgage Investments, Inc.	600	3,912

MGIC Investment Corp.	490	2,994

[2]Mid-America Apartment
Communities, Inc.	70	3,573
Montpelier Re Holdings Ltd.	310	4,572

Moody’s Corp.	777	26,760

Morgan Stanley	3,600	129,852

1MSCI, Inc.	200	7,258

1NASDAQ Stock Market, Inc.	474	12,585

National City Corp.	2,192	10,456

National Financial Partners Corp.	150	2,973

[2]National Health Investors, Inc.	100	2,851

National Penn Bancshares, Inc.	306	4,064

[2]National Retail Properties, Inc.	270	5,643

National Western Life Insurance
Co.	10	2,185
Nationwide Financial Services,
Inc.	127	6,097
[2]Nationwide Health Properties,
Inc.	331	10,423
NBT Bancorp, Inc.	85	1,752

New York Community Bancorp,
Inc.	1,094	19,517
NewAlliance Bancshares, Inc.	300	3,744

[2]Newcastle Investment Corp.	100	701

Northern Trust Corp.	718	49,233

[2]NorthStar Realty Finance Corp.	100	832

Northwest Bancorp, Inc.	100	2,182

Nymex Holdings, Inc.	300	25,344

NYSE Euronext, Inc.	461	23,354

[1]Ocwen Financial Corp.	100	465

Odyssey Re Holdings Corp.	100	3,550

Old National Bancorp	228	3,251

Old Republic International Corp.	838	9,922

Omega Healthcare Investors, Inc.	249	4,146

OneBeacon Insurance Group Ltd.	100	1,757

optionsXpress Holdings, Inc.	100	2,234

Pacific Capital Bancorp	100	1,378

PacWest Bancorp	150	2,232

Park National Corp.	20	1,078

[2]Parkway Properties, Inc.	45	1,518

PartnerRe Ltd.	190	13,135

[2]Pennsylvania Real Estate
Investment Trust	160	3,702
People’s United Financial, Inc.	1,296	20,218

[1]Philadelphia Consolidated Holding
Co.	187	6,352
Phoenix Cos., Inc.	280	2,131

[1]Pico Holdings, Inc.	100	4,345

[1]Piper Jaffray Cos.	40	1,173

Platinum Underwriters Holdings
Ltd.	180	5,870
[2]Plum Creek Timber Co., Inc.	650	27,761

PMI Group, Inc.	270	527

PNC Financial Services Group,
Inc.	1,270	72,517
Popular, Inc.	948	6,247

[1]Portfolio Recovery Associates,
Inc.	47	1,763
[2]Post Properties, Inc.	172	5,117

Principal Financial Group, Inc.	953	39,997

PrivateBancorp, Inc.	100	3,038

[1]ProAssurance Corp.	150	7,216

Progressive Corp.	2,400	44,928

[2]ProLogis	952	51,741

Prosperity Bancshares, Inc.	99	2,646

Protective Life Corp.	200	7,610

Provident Bankshares Corp.	80	510

36	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Provident Financial Services, Inc.	150	$2,102

Provident New York Bancorp	230	2,544

Prudential Financial, Inc.	1,570	93,792

2PS Business Parks, Inc.	74	3,818

[2]Public Storage, Inc.	454	36,679

Radian Group, Inc.	286	415

2RAIT Investment Trust	100	742

[2]Ramco-Gershenson Properties
Trust	35	719
Raymond James Financial, Inc.	318	8,392

[2]Realty Income Corp.	408	9,286

[2]Redwood Trust, Inc.	140	3,191

[2]Regency Centers Corp.	200	11,824

Regions Financial Corp.	2,545	27,766

Reinsurance Group of America,
Inc.	66	2,872
RenaissanceRe Holdings Ltd.	200	8,934

Renasant Corp.	100	1,473

RLI Corp.	100	4,947

S&T Bancorp, Inc.	100	2,906

SAFECO Corp.	300	20,148

Safety Insurance Group, Inc.	100	3,565

Sandy Spring Bancorp, Inc.	90	1,492

[2]Saul Centers, Inc.	54	2,537

SEI Investments Co.	560	13,171

Selective Insurance Group	218	4,090

[2]Senior Housing Properties Trust	362	7,070

[1]Signature Bank	70	1,803

[2]Simon Property Group, Inc.	800	71,912

2SL Green Realty Corp.	230	19,026

1SLM Corp.	1,700	32,895

South Financial Group, Inc.	207	811

Sovereign Bancorp, Inc.	2,000	14,720

[2]Sovran Self Storage, Inc.	70	2,909

St. Joe Co.	305	10,468

StanCorp Financial Group, Inc.	200	9,392

[3]State Street Corp.	1,500	95,985

Sterling Bancshares, Inc.	150	1,364

Sterling Financial Corp.	90	373

Stewart Information Services
Corp.	40	774
[1]Stifel Financial Corp.	50	1,720

[2]Strategic Hotels & Resorts, Inc.	234	2,193

Student Loan Corp.	10	981

[2]Sun Communities, Inc.	120	2,188

[2]Sunstone Hotel Investors, Inc.	190	3,154

SunTrust Banks, Inc.	1,231	44,587

Susquehanna Bancshares, Inc.	428	5,859

1SVB Financial Group	155	7,457

SWS Group, Inc.	100	1,661

Synovus Financial Corp.	1,022	8,922

T. Rowe Price Group, Inc.	908	51,275

[2]Tanger Factory Outlet Centers,
Inc.	90	3,234
[2]Taubman Centers, Inc.	210	10,216

TCF Financial Corp.	397	4,776

1TD Ameritrade Holding Corp.	789	14,273

[1]Texas Capital Bancshares, Inc.	100	1,600

TFS Financial Corp.	500	5,795

[2]Thornburg Mortgage, Inc.	522	105

Tompkins Trustco, Inc.	77	2,864

Torchmark Corp.	361	21,173

Tower Group, Inc.	100	2,119

Transatlantic Holdings, Inc.	99	5,591

Travelers Cos., Inc.	2,200	95,480

TrustCo Bank Corp. NY	240	1,781

Trustmark Corp.	100	1,765

2U-Store-It Trust	110	1,315

U.S. Bancorp	6,200	172,918

UCBH Holdings, Inc.	430	968

UMB Financial Corp.	80	4,102

Umpqua Holdings Corp.	190	2,305

Union Bankshares Corp.	90	1,340

UnionBanCal Corp.	136	5,497

[1]United America Indemnity Ltd.	100	1,337

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
United Bankshares, Inc.	180	$4,131

United Community Banks, Inc.	80	682

United Dominion Realty Trust,
Inc.	504	11,280
United Fire & Casualty Co.	100	2,693

Unitrin, Inc.	200	5,514

[1]Universal American Financial
Corp.	100	1,022
[2]Universal Health Realty Income
Trust	30	900
UnumProvident Corp.	1,300	26,585

[2]Urstadt Biddle Properties, Inc.	180	2,639

Valley National Bancorp	387	6,103

[2]Ventas, Inc.	491	20,902

[1]Visa, Inc.	1,500	121,965

[2]Vornado Realty Trust	498	43,824

W Holding Co., Inc.	200	170

W.R. Berkley Corp.	551	13,312

Wachovia Corp.	7,800	121,134

Waddell & Reed Financial, Inc.	320	11,203

Walter Industries, Inc.	187	20,340

Washington Federal, Inc.	330	5,973

Washington Mutual, Inc.	3,330	16,417

[2]Washington Real Estate
Investment Trust	200	6,010
Washington Trust Bancorp, Inc.	110	2,167

Webster Financial Corp.	224	4,166

[2]Weingarten Realty Investors	295	8,944

Wells Fargo & Co.	11,500	273,125

WesBanco, Inc.	100	1,715

West Coast Bancorp	110	954

Westamerica BanCorp.	51	2,682

Western Union Co.	2,790	68,969

White Mountains Insurance
Group Ltd.	34	14,586
Whitney Holding Corp.	190	3,477

Willis Group Holdings Ltd.	500	15,685

Wilmington Trust Corp.	230	6,081

Wintrust Financial Corp.	50	1,193

[1]World Acceptance Corp.	45	1,515

XL Capital Ltd.	700	14,392

Zenith National Insurance Corp.	140	4,922

Zions BanCorp.	370	11,651

Total Financials		7,529,617

Health Care–11.1%
[1]Abaxis, Inc.	100	2,413

Abbott Laboratories	5,600	296,632

[1]Abiomed, Inc.	100	1,775

[1]Abraxis Bioscience, Inc.	35	2,221

[1]Accuray, Inc.	195	1,422

[1]Acorda Therapeutics, Inc.	100	3,283

[1]Advanced Medical Optics, Inc.	239	4,479

[1]Advisory Board Co.	40	1,573

Aetna, Inc.	1,860	75,386

[1]Affymetrix, Inc.	193	1,986

[1]Air Methods Corp.	100	2,500

[1]Alexion Pharmaceuticals, Inc.	127	9,207

[1]Align Technology, Inc.	200	2,098

[1]Alkermes, Inc.	310	3,832

Allergan, Inc.	1,140	59,337

[1]Alnylam Pharmaceuticals, Inc.	100	2,673

[1]Alpharma, Inc.	150	3,379

1AMAG Pharmaceuticals, Inc.	100	3,410

[1]Amedisys, Inc.	133	6,706

[1]American Medical Systems
Holdings, Inc.	190	2,841
[1]American Oriental Bioengineering,
Inc.	200	1,974
1AMERIGROUP Corp.	180	3,744

AmerisourceBergen Corp.	620	24,794

[1]Amgen, Inc.	3,978	187,602

1AMN Healthcare Services, Inc.	100	1,692

1AmSurg Corp.	100	2,435

[1]Amylin Pharmaceuticals, Inc.	526	13,355

1APP Pharmaceuticals, Inc.	140	2,341

38	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
Applera Corp.–Applied
Biosystems Group	600	$20,088
[1]Applera Corp.–Celera Genomics
Group	260	2,954
[1]Apria Healthcare Group, Inc.	170	3,296

[1]Arena Pharmaceuticals, Inc.	120	623

[1]ArthroCare Corp.	140	5,713

[1]Assisted Living Concepts, Inc.	200	1,100

[1]Auxilium Pharmaceuticals, Inc.	100	3,362

[1]Barr Pharmaceuticals, Inc.	418	18,843

Baxter International, Inc.	2,240	143,226

Beckman Coulter, Inc.	220	14,857

Becton Dickinson & Co.	900	73,170

[1]Bio-Rad Laboratories, Inc.	70	5,662

[1]Biogen Idec, Inc.	1,100	61,479

[1]BioMarin Pharmaceuticals, Inc.	352	10,201

[1]Boston Scientific Corp.	4,970	61,081

Bristol-Myers Squibb Co.	7,221	148,247

[1]Bruker BioSciences Corp.	200	2,570

C.R. Bard, Inc.	380	33,421

Cardinal Health, Inc.	1,313	67,725

[1]Celgene Corp.	1,600	102,192

[1]Centene Corp.	160	2,686

[1]Cephalon, Inc.	248	16,539

[1]Cepheid, Inc.	200	5,624

[1]Charles River Laboratories
International, Inc.	238	15,213
Cigna Corp.	1,019	36,062

[1]Community Health Systems, Inc.	379	12,499

[1]Conceptus, Inc.	100	1,849

1CONMED Corp.	100	2,655

Cooper Cos., Inc.	209	7,764

[1]Cougar Biotechnology, Inc.	100	2,383

[1]Covance, Inc.	255	21,935

[1]Coventry Health Care, Inc.	600	18,252

Covidien Ltd.	1,790	85,723

[1]Cross Country Healthcare, Inc.	100	1,441

[1]Cubist Pharmaceuticals, Inc.	170	3,036

1CV Therapeutics, Inc.	70	576

[1]Cyberonics, Inc.	100	2,170

Datascope Corp.	62	2,914

1DaVita, Inc.	418	22,208

[1]Dendreon Corp.	255	1,135

DENTSPLY International, Inc.	560	20,608

[1]Edwards Lifesciences Corp.	243	15,076

Eli Lilly & Co.	3,700	170,792

[1]Emeritus Corp.	100	1,462

[1]Endo Pharmaceuticals Holdings,
Inc.	526	12,724
[1]Enzo Biochem, Inc.	100	1,122

[1]eResearchTechnology, Inc.	100	1,744

[1]ev3, Inc.	262	2,484

[1]Exelixis, Inc.	250	1,250

[1]Express Scripts, Inc.	777	48,733

[1]Forest Laboratories, Inc.	1,186	41,202

[1]Gen-Probe, Inc.	200	9,496

[1]Genentech, Inc.	1,750	132,825

[1]Gentiva Health Services, Inc.	100	1,905

[1]Genzyme Corp.	974	70,147

[1]Geron Corp.	300	1,035

[1]Gilead Sciences, Inc.	3,307	175,106

[1]Haemonetics Corp.	40	2,218

[1]Halozyme Therapeutics, Inc.	100	538

[1]Health Management Associates,
Inc.	1,000	6,510
[1]Health Net, Inc.	400	9,624

1HEALTHSOUTH Corp.	300	4,989

[1]HealthSpring, Inc.	200	3,376

[1]Healthways, Inc.	140	4,144

[1]Henry Schein, Inc.	364	18,771

Hill-Rom Holdings, Inc.	234	6,313

Hillenbrand, Inc.	234	5,008

1HLTH Corp.	617	6,984

[1]Hologic, Inc.	916	19,969

[1]Hospira, Inc.	577	23,143

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Human Genome Sciences, Inc.	470	$2,449

[1]Humana, Inc.	615	24,459

1ICU Medical, Inc.	100	2,288

[1]Idexx Laboratories, Inc.	200	9,748

[1]Illumina, Inc.	220	19,164

1ImClone Systems, Inc.	260	10,520

[1]Immucor, Inc.	269	6,962

IMS Health, Inc.	732	17,056

[1]Incyte Corp.	300	2,283

[1]Integra LifeSciences Holdings
Corp.	100	4,448
[1]InterMune, Inc.	100	1,312

[1]Intuitive Surgical, Inc.	139	37,447

Invacare Corp.	50	1,022

[1]Inverness Medical Innovations,
Inc.	307	10,183
[1]Invitrogen Corp.	300	11,778

[1]Isis Pharmaceuticals, Inc.	300	4,089

Johnson & Johnson	10,200	656,268

[1]Kendle International, Inc.	100	3,633

[1]Kindred Healthcare, Inc.	100	2,876

[1]Kinetic Concepts, Inc.	228	9,099

[1]King Pharmaceuticals, Inc.	860	9,004

1KV Pharmaceutical Co.	100	1,933

[1]Laboratory Corp. of America
Holdings	420	29,245
LCA-Vision, Inc.	30	143

[1]LifePoint Hospitals, Inc.	214	6,056

[1]Ligand Pharmaceuticals, Inc.	100	260

[1]Lincare Holdings, Inc.	293	8,321

[1]Luminex Corp.	100	2,055

[1]Magellan Health Services, Inc.	160	5,925

[1]MannKind Corp.	100	300

[1]Martek Biosciences Corp.	160	5,394

[1]Masimo Corp.	200	6,870

MAXIMUS, Inc.	100	3,482

McKesson Corp.	1,000	55,910

[1]Medarex, Inc.	350	2,314

[1]MedCath Corp.	100	1,798

[1]Medco Health Solutions, Inc.	1,930	91,096

[1]Medicines Co.	180	3,568

Medicis Pharmaceutical Corp.	170	3,533

[1]Medivation, Inc.	100	1,183

Medtronic, Inc.	4,053	209,743

Mentor Corp.	178	4,952

Merck & Co., Inc.	7,800	293,982

Meridian Bioscience, Inc.	150	4,038

[1]Merit Medical Systems, Inc.	100	1,470

[1]Millipore Corp.	191	12,961

Mine Safety Appliances Co.	140	5,599

Mylan Laboratories, Inc.	1,066	12,867

[1]Myriad Genetics, Inc.	170	7,738

[1]Natus Medical, Inc.	100	2,094

[1]Nektar Therapeutics	310	1,039

[1]Neurocrine Biosciences, Inc.	40	168

[1]Noven Pharmaceuticals, Inc.	100	1,069

1NuVasive, Inc.	100	4,466

Omnicare, Inc.	500	13,110

[1]Omnicell, Inc.	100	1,318

[1]Onyx Pharmaceuticals, Inc.	250	8,900

[1]OraSure Technologies, Inc.	100	374

[1]Orthofix International NV	30	869

1OSI Pharmaceuticals, Inc.	227	9,380

Owens & Minor, Inc.	160	7,310

[1]Palomar Medical Technologies,
Inc.	35	349
[1]Par Pharmaceutical Cos., Inc.	150	2,435

[1]Parexel International Corp.	218	5,736

[1]Patterson Cos., Inc.	500	14,695

PDL BioPharma, Inc.	451	4,790

[1]Pediatrix Medical Group, Inc.	160	7,877

Perrigo Co.	300	9,531

Pfizer, Inc.	24,700	431,509

Pharmaceutical Product
Development, Inc.	406	17,417

40	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]PharmaNet Development Group,
Inc.	100	$1,577
[1]PharMerica Corp.	64	1,446

[1]Polypore International, Inc.	100	2,533

[1]Progenics Pharmaceuticals, Inc.	100	1,587

1PSS World Medical, Inc.	200	3,260

[1]Psychiatric Solutions, Inc.	200	7,568

Quest Diagnostics, Inc.	601	29,130

[1]Quidel Corp.	100	1,652

[1]Regeneron Pharmaceuticals, Inc.	190	2,744

[1]Res-Care, Inc.	100	1,778

[1]ResMed, Inc.	280	10,007

[1]Rigel Pharmaceuticals, Inc.	133	3,014

1RTI Biologics, Inc.	200	1,750

[1]Salix Pharmaceuticals Ltd.	80	562

[1]Sangamo Biosciences, Inc.	100	995

[1]Savient Pharmaceuticals, Inc.	200	5,060

Schering-Plough Corp.	5,800	114,202

Sciele Pharma, Inc.	100	1,935

[1]Seattle Genetics, Inc.	263	2,225

[1]Sepracor, Inc.	339	6,753

Service Corp. International	1,070	10,550

[1]Sirona Dental Systems, Inc.	100	2,592

[1]SonoSite, Inc.	100	2,801

1St Jude Medical, Inc.	1,200	49,056

STERIS Corp.	190	5,464

Stewart Enterprises, Inc.	300	2,160

Stryker Corp.	1,070	67,282

[1]Sun Healthcare Group, Inc.	189	2,531

[1]Sunrise Senior Living, Inc.	150	3,372

[1]SurModics, Inc.	100	4,484

[1]Symmetry Medical, Inc.	100	1,622

[1]Techne Corp.	139	10,757

[1]Tenet Healthcare Corp.	1,747	9,713

[1]Theravance, Inc.	180	2,137

[1]Thoratec Corp.	170	2,956

[1]United Therapeutics Corp.	78	7,624

UnitedHealth Group, Inc.	4,600	120,750

Universal Health Services, Inc.	211	13,339

[1]Valeant Pharmaceuticals
International	411	7,032
[1]Varian Medical Systems, Inc.	433	22,451

1VCA Antech, Inc.	300	8,334

[1]Vertex Pharmaceuticals, Inc.	473	15,831

[1]Viropharma, Inc.	180	1,991

[1]Warner Chilcott Ltd.	300	5,085

[1]Watson Pharmaceuticals, Inc.	367	9,971

[1]WellCare Health Plans, Inc.	206	7,447

[1]WellPoint, Inc.	1,990	94,843

West Pharmaceutical Services,
Inc.	100	4,328
[1]Wright Medical Group, Inc.	100	2,841

Wyeth	4,800	230,208

[1]XenoPort, Inc.	100	3,903

[1]Zimmer Holdings, Inc.	851	57,911

[1]Zoll Medical Corp.	100	3,367

[1]ZymoGenetics, Inc.	100	842

Total Health Care		5,755,475

Industrials–12.0%
3M Co.	2,400	167,016

A.O. Smith Corp.	100	3,283

1AAR Corp.	156	2,111

ABM Industries, Inc.	190	4,227

Actuant Corp.	178	5,580

Acuity Brands, Inc.	105	5,048

Administaff, Inc.	130	3,626

Advance America Cash Advance
Centers, Inc.	194	986
[1]Aecom Technology Corp.	200	6,506

1AGCO Corp.	346	18,134

[1]Air Transport Services Group,
Inc.	200	200
Aircastle Ltd.	100	841

[1]AirTran Holdings, Inc.	200	408

[1]Alaska Air Group, Inc.	104	1,595

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Albany International Corp.	140	$4,060

Alexander & Baldwin, Inc.	160	7,288

[1]Alliance Data Systems Corp.	286	16,173

[1]Alliant Techsystems, Inc.	122	12,405

[1]Allied Waste Industries, Inc.	1,164	14,690

1AMERCO, Inc.	37	1,764

[1]American Commercial Lines, Inc.	198	2,164

American Ecology Corp.	100	2,953

[1]American Superconductor Corp.	100	3,585

Ametek, Inc.	370	17,471

1AMR Corp.	942	4,823

Apogee Enterprises, Inc.	100	1,616

[1]Apollo Group, Inc.	495	21,909

Applied Industrial Technologies,
Inc.	90	2,175
Arbitron, Inc.	50	2,375

Arkansas Best Corp.	140	5,130

Armstrong World Industries, Inc.	100	2,922

[1]Astec Industries, Inc.	100	3,214

[1]Atlas Air Worldwide Holdings,
Inc.	46	2,275
Avery Dennison Corp.	300	13,179

[1]Badger Meter, Inc.	100	5,053

Baldor Electric Co.	200	6,996

[1]Bally Technologies, Inc.	205	6,929

Barnes Group, Inc.	200	4,618

1BE Aerospace, Inc.	387	9,013

Belden CDT, Inc.	180	6,098

[1]Blount International, Inc.	100	1,161

Boeing Co.	2,600	170,872

Bowne & Co., Inc.	100	1,275

Brady Corp.	160	5,525

Briggs & Stratton Corp.	170	2,156

Brink’s Co.	182	11,906

[1]Bristow Group, Inc.	100	4,949

Bucyrus International, Inc.	290	21,176

Burlington Northern Santa Fe
Corp.	1,300	129,857
C.H. Robinson Worldwide, Inc.	600	32,904

[1]Cal Dive International, Inc.	162	2,315

[1]Capella Education Co.	50	2,982

[1]Career Education Corp.	289	4,222

Carlisle Cos., Inc.	236	6,844

Cascade Corp.	37	1,566

Caterpillar, Inc.	2,200	162,404

[1]Cenveo, Inc.	211	2,061

[1]Ceradyne, Inc.	77	2,641

[1]Chart Industries, Inc.	100	4,864

Chemed Corp.	140	5,125

[1]ChoicePoint, Inc.	271	13,062

Cintas Corp.	513	13,600

CIRCOR International, Inc.	100	4,899

CLARCOR, Inc.	182	6,388

[1]Clean Harbors, Inc.	100	7,106

[1]Cogent, Inc.	60	682

[1]Coinstar, Inc.	70	2,290

[1]Columbus McKinnon Corp.	100	2,408

Comfort Systems USA, Inc.	200	2,688

Con-way, Inc.	117	5,529

[1]Consolidated Graphics, Inc.	55	2,710

[1]Continental Airlines, Inc.	300	3,033

[1]Convergys Corp.	570	8,470

Cooper Industries Ltd.	652	25,754

[1]Corinthian Colleges, Inc.	230	2,670

Corporate Executive Board Co.	134	5,635

1CoStar Group, Inc.	38	1,689

[1]Covanta Holding Corp.	442	11,797

Crane Co.	170	6,550

1CSG Systems International, Inc.	170	1,873

CSX Corp.	1,500	94,215

Cubic Corp.	100	2,228

Cummins, Inc.	700	45,864

Curtiss-Wright Corp.	180	8,053

Danaher Corp.	931	71,966

42	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Darling International, Inc.	400	$6,608

Deere & Co.	1,600	115,408

[1]Delta Air Lines, Inc.	1,000	5,700

Deluxe Corp.	210	3,742

DeVry, Inc.	229	12,279

[1]Dionex Corp.	70	4,646

[1]Discovery Holding Co.	1,000	21,960

[1]Dollar Financial Corp.	100	1,511

[1]Dollar Thrifty Automotive Group,
Inc.	40	378
[1]Domtar Corp.	1,881	10,251

Donaldson Co., Inc.	259	11,562

Dover Corp.	664	32,118

[1]Drew Industries, Inc.	100	1,595

DRS Technologies, Inc.	152	11,965

1DST Systems, Inc.	170	9,358

Dun & Bradstreet Corp.	200	17,528

[1]Dycom Industries, Inc.	170	2,468

Dynamic Materials Corp.	100	3,295

[1]DynCorp International, Inc.	100	1,515

Eagle Bulk Shipping, Inc.	187	5,530

Eaton Corp.	517	43,929

1EMCOR Group, Inc.	254	7,247

Emerson Electric Co.	2,800	138,460

Encore Wire Corp.	100	2,119

[1]Energizer Holdings, Inc.	200	14,618

[1]Energy Conversion Devices, Inc.	100	7,364

EnergySolutions, Inc.	100	2,235

[1]EnerSys, Inc.	100	3,423

Ennis, Inc.	100	1,565

1EnPro Industries, Inc.	100	3,734

Equifax, Inc.	450	15,129

1ESCO Technologies, Inc.	40	1,877

[1]Esterline Technologies Corp.	50	2,463

[1]Evergreen Solar, Inc.	400	3,876

Expeditors International
Washington, Inc.	772	33,196
FactSet Research Systems, Inc.	166	9,356

Fastenal Co.	481	20,760

FedEx Corp.	1,060	83,517

[1]Fiserv, Inc.	545	24,727

Flowserve Corp.	210	28,707

[1]Fluor Corp.	321	59,732

[1]Force Protection, Inc.	300	993

Forward Air Corp.	150	5,190

[1]Foster Wheeler Ltd.	558	40,818

Franklin Electric Co., Inc.	36	1,396

FreightCar America, Inc.	40	1,420

1FTI Consulting, Inc.	160	10,954

[1]Fuel Tech, Inc.	100	1,762

[1]FuelCell Energy, Inc.	200	1,420

G&K Services, Inc.	56	1,706

[1]Gardner Denver, Inc.	180	10,224

GATX Corp.	175	7,758

Genco Shipping & Trading Ltd.	100	6,520

[1]GenCorp, Inc.	100	716

[1]General Cable Corp.	226	13,752

General Dynamics Corp.	1,253	105,503

General Electric Co.	36,100	963,509

[1]Genesee & Wyoming, Inc.	75	2,551

[1]Genpact Ltd.	300	4,476

Genuine Parts Co.	629	24,959

[1]Geo Group, Inc.	224	5,040

[1]Global Cash Access Holdings,
Inc.	100	686
Global Payments, Inc.	236	10,998

Goodrich Corp.	450	21,357

Gorman-Rupp Co.	100	3,984

Graco, Inc.	200	7,614

Granite Construction, Inc.	177	5,581

[1]Griffon Corp.	100	876

1GSI Group, Inc.	100	776

H&R Block, Inc.	1,200	25,680

Harsco Corp.	280	15,235

[1]Headwaters, Inc.	50	589

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Healthcare Services Group, Inc.	150	$2,281

Heartland Express, Inc.	320	4,771

Heartland Payment Systems, Inc.	100	2,360

Heico Corp.	100	2,658

Heidrick & Struggles
International, Inc.	100	2,764
Herman Miller, Inc.	248	6,173

[1]Hewitt Associates, Inc.	343	13,147

[1]Hexcel Corp.	336	6,485

1HMS Holdings Corp.	104	2,233

Honeywell International, Inc.	2,500	125,700

Horizon Lines, Inc.	100	995

1HUB Group, Inc.	158	5,393

Hubbell, Inc.	216	8,612

[1]Huron Consulting Group, Inc.	33	1,496

[1]Iconix Brand Group, Inc.	200	2,416

IDEX Corp.	278	10,242

1II-VI, Inc.	100	3,492

Illinois Tool Works, Inc.	1,500	71,265

[1]Infinera Corp.	200	1,764

Ingersoll-Rand Co. Ltd.	1,167	43,681

[1]Insituform Technologies, Inc.	100	1,523

[1]Intermec, Inc.	198	4,174

[1]Iron Mountain, Inc.	682	18,107

1ITT Educational Services, Inc.	137	11,320

ITT Industries, Inc.	650	41,164

J.B. Hunt Transport Services,
Inc.	275	9,152
[1]Jacobs Engineering Group, Inc.	440	35,508

[1]JetBlue Airways Corp.	350	1,306

Joy Global, Inc.	427	32,379

Kaman Corp.	100	2,276

[1]Kansas City Southern	300	13,197

Kaydon Corp.	100	5,141

KBR, Inc.	580	20,248

Kelly Services, Inc.	100	1,933

[1]Kenexa Corp.	100	1,884

Kennametal, Inc.	268	8,723

[1]Kforce, Inc.	100	849

[1]Kirby Corp.	180	8,640

Knight Transportation, Inc.	180	3,294

Koppers Holdings, Inc.	100	4,187

[1]Korn/Ferry International	180	2,831

L-3 Communications Holdings,
Inc.	456	41,437
[1]Ladish Co., Inc.	71	1,462

Landstar System, Inc.	200	11,044

[1]Layne Christensen Co.	100	4,379

Lennox International, Inc.	200	5,792

Lincoln Electric Holdings, Inc.	100	7,870

Lindsay Corp.	55	4,673

Lockheed Martin Corp.	1,280	126,285

Manitowoc Co., Inc.	435	14,151

Manpower, Inc.	234	13,628

Masco Corp.	1,358	21,361

[1]MasTec, Inc.	200	2,132

Mastercard, Inc.	270	71,690

1McDermott International, Inc.	818	50,626

McGrath RentCorp	100	2,459

[1]Middleby Corp.	65	2,854

[1]Mobile Mini, Inc.	81	1,620

Molex, Inc.	280	6,415

[1]Monster Worldwide, Inc.	446	9,192

[1]Moog, Inc.	170	6,331

MSC Industrial Direct Co.	124	5,470

Mueller Industries, Inc.	160	5,152

Mueller Water Products, Inc.	100	807

NACCO Industries, Inc.	21	1,561

[1]Navigant Consulting, Inc.	170	3,325

1NCI Building Systems, Inc.	40	1,469

[1]Net 1 UEPS Technologies, Inc.	100	2,430

Nordson Corp.	150	10,933

Norfolk Southern Corp.	1,400	87,738

Northrop Grumman Corp.	1,200	80,280

44	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Old Dominion Freight Line, Inc.	60	$1,801

[1]Orbital Sciences Corp.	261	6,149

Oshkosh Truck Corp.	235	4,862

Overseas Shipholding Group	100	7,952

[1]Owens Corning, Inc.	300	6,825

PACCAR, Inc.	1,300	54,379

Pacer International, Inc.	70	1,506

Pall Corp.	429	17,023

Parker Hannifin Corp.	630	44,932

Pentair, Inc.	389	13,623

[1]Perini Corp.	100	3,305

1PHH Corp.	170	2,609

1PHI, Inc.	100	4,017

Pitney Bowes, Inc.	777	26,496

Precision Castparts Corp.	500	48,185

Quanex Building Products Corp.	145	2,155

[1]Quanta Services, Inc.	642	21,359

[1]Raser Technologies, Inc.	200	1,948

Raven Industries, Inc.	100	3,278

Raytheon Co.	1,500	84,420

1RBC Bearings, Inc.	100	3,332

Regal-Beloit Corp.	160	6,760

Reliance Steel & Aluminum Co.	273	21,046

[1]Republic Airways Holdings, Inc.	100	866

Republic Services, Inc.	657	19,513

Resources Connection, Inc.	160	3,256

Reynolds American, Inc.	643	30,009

Robbins & Myers, Inc.	100	4,987

Robert Half International, Inc.	529	12,680

Rockwell Automation, Inc.	490	21,428

Rockwell Collins, Inc.	593	28,440

Rollins, Inc.	150	2,223

RR Donnelley & Sons Co.	748	22,208

1RSC Holdings, Inc.	200	1,852

Ryder System, Inc.	231	15,911

[1]Shaw Group, Inc.	281	17,363

Simpson Manufacturing Co., Inc.	160	3,798

SkyWest, Inc.	242	3,061

Sotheby’s	300	7,911

Southwest Airlines Co.	2,675	34,882

[1]Spherion Corp.	200	924

[1]Spirit Aerosystems Holdings, Inc.	387	7,423

SPX Corp.	200	26,346

Steelcase, Inc.	130	1,304

[1]Stericycle, Inc.	300	15,510

Strayer Education, Inc.	46	9,617

Sun Hydraulics Corp.	100	3,227

[1]SunPower Corp.	123	8,854

[1]Superior Essex, Inc.	100	4,463

TAL International Group, Inc.	100	2,274

1TBS International Ltd.	100	3,995

[1]Team, Inc.	100	3,432

[1]Tecumseh Products Co.	100	3,278

Teleflex, Inc.	140	7,783

[1]TeleTech Holdings, Inc.	109	2,176

Tennant Co.	100	3,007

[1]Terex Corp.	354	18,185

[1]Tetra Tech, Inc.	200	4,524

Textron, Inc.	922	44,191

[1]Thomas & Betts Corp.	170	6,434

Timken Co.	290	9,553

Titan International, Inc.	119	4,239

Total System Services, Inc.	567	12,599

[1]TransDigm Group, Inc.	100	3,359

Tredegar Corp.	100	1,470

Trinity Industries, Inc.	262	9,089

Triumph Group, Inc.	45	2,120

[1]TrueBlue, Inc.	170	2,246

Tyco Electronics Ltd.	1,851	66,303

Tyco International Ltd.	1,791	71,712

UAL Corp.	416	2,172

Union Pacific Corp.	1,800	135,900

United Parcel Service, Inc.	2,448	150,479

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]United Stationers, Inc.	100	$3,695

United Technologies Corp.	3,400	209,780

Universal Forest Products, Inc.	40	1,198

[1]Universal Technical Institute, Inc.	100	1,246

1URS Corp.	260	10,912

1US Airways Group, Inc.	220	550

1USG Corp.	256	7,570

UTi Worldwide, Inc.	300	5,985

[1]Valassis Communications, Inc.	200	2,504

Valmont Industries, Inc.	68	7,092

Viad Corp.	57	1,470

[1]VistaPrint Ltd.	126	3,372

W.W. Grainger, Inc.	247	20,205

Wabash National Corp.	100	756

[1]Waste Connections, Inc.	230	7,344

Waste Management, Inc.	1,830	69,009

Watsco, Inc.	40	1,672

Watson Wyatt Worldwide, Inc.	170	8,991

Watts Water Technologies, Inc.	91	2,266

Weight Watchers International,
Inc.	109	3,881
Werner Enterprises, Inc.	180	3,344

Woodward Governor Co.	200	7,132

World Fuel Services Corp.	140	3,072

[1]Wright Express Corp.	110	2,728

1YRC Worldwide, Inc.	136	2,022

Total Industrials		6,224,561

Information Technology–15.6%

[1]3Com Corp.	1,050	2,226

Accenture Ltd.	2,217	90,276

1ACI Worldwide, Inc.	60	1,055

[1]Actel Corp.	100	1,685

[1]Activision, Inc.	1,100	37,477

Acxiom Corp.	200	2,298

1ADC Telecommunications, Inc.	498	7,355

[1]Adobe Systems, Inc.	2,000	78,780

ADTRAN, Inc.	180	4,291

[1]Advanced Energy Industries, Inc.	100	1,370

[1]Advanced Micro Devices, Inc.	2,152	12,546

[1]Advent Software, Inc.	100	3,608

[1]Affiliated Computer Services, Inc.	272	14,549

[1]Agilent Technologies, Inc.	1,316	46,771

[1]Akamai Technologies, Inc.	591	20,561

[1]Allscripts Healthcare Solutions,
Inc.	100	1,241
Altera Corp.	1,100	22,770

[1]American Reprographics Co.	104	1,732

[1]Amkor Technology, Inc.	336	3,498

Amphenol Corp.	600	26,928

[1]Anadigics, Inc.	200	1,970

Analog Devices, Inc.	1,098	34,883

Analogic Corp.	37	2,334

[1]Anixter International, Inc.	100	5,949

[1]Ansoft Corp.	100	3,640

[1]Ansys, Inc.	300	14,136

[1]Apple Computer, Inc.	3,200	535,808

Applied Materials, Inc.	4,900	93,541

[1]Applied Micro Circuits Corp.	237	2,029

[1]Ariba, Inc.	300	4,413

[1]Arris Group, Inc.	642	5,425

[1]Arrow Electronics, Inc.	430	13,210

[1]Art Technology Group, Inc.	600	1,920

[1]athenahealth, Inc.	100	3,076

[1]Atheros Communications, Inc.	198	5,940

[1]Atmel Corp.	1,450	5,046

1ATMI, Inc.	100	2,792

[1]Autodesk, Inc.	847	28,637

Automatic Data Processing, Inc.	1,900	79,610

[1]Avid Technology, Inc.	150	2,549

[1]Avnet, Inc.	560	15,277

[1]Avocent Corp.	170	3,162

AVX Corp.	110	1,244

[1]Axcelis Technologies, Inc.	400	1,952

46	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]BearingPoint, Inc.	540	$437

[1]Benchmark Electronics, Inc.	190	3,105

Black Box Corp.	30	816

Blackbaud, Inc.	194	4,152

[1]Blackboard, Inc.	100	3,823

[1]Blue Coat Systems, Inc.	100	1,411

1BMC Software, Inc.	740	26,640

[1]Broadcom Corp.	1,715	46,802

[1]Brooks Automation, Inc.	130	1,075

CA, Inc.	1,500	34,635

[1]Cabot Microelectronics Corp.	100	3,315

1CACI International, Inc.	110	5,035

[1]Cadence Design Systems, Inc.	1,100	11,110

[1]Cavium Networks, Inc.	100	2,100

[1]Cerner Corp.	227	10,256

[1]Checkpoint Systems, Inc.	160	3,341

[1]Ciber, Inc.	200	1,242

[1]Ciena Corp.	274	6,349

[1]Cirrus Logic, Inc.	300	1,668

[1]Cisco Systems, Inc.	21,500	500,090

[1]Citrix Systems, Inc.	670	19,705

1CMGI, Inc.	150	1,590

[1]Cogent Communications Group,
Inc.	100	1,340
Cognex Corp.	170	3,918

[1]Cognizant Technology Solutions
Corp.	1,054	34,266
[1]Cogo Group, Inc.	100	911

Cohu, Inc.	100	1,468

[1]CommScope, Inc.	198	10,448

[1]Commvault Systems, Inc.	100	1,664

[1]Computer Sciences Corp.	600	28,104

[1]Compuware Corp.	892	8,510

[1]comScore, Inc.	100	2,182

[1]Comtech Telecommunications
Corp.	62	3,038
[1]Concur Technologies, Inc.	200	6,646

[1]Conexant Systems, Inc.	66	297

Corning, Inc.	5,775	133,114

[1]Cree, Inc.	290	6,615

CTS Corp.	100	1,005

[1]Cybersource Corp.	200	3,346

[1]Cymer, Inc.	150	4,032

[1]Cypress Semiconductor Corp.	536	13,266

Daktronics, Inc.	100	2,017

[1]Data Domain, Inc.	100	2,333

[1]DealerTrack Holdings, Inc.	100	1,411

[1]Dell, Inc.	7,700	168,476

Diebold, Inc.	255	9,073

[1]Digital River, Inc.	189	7,292

[1]Diodes, Inc.	144	3,980

1DSP Group, Inc.	100	700

[1]Earthlink, Inc.	390	3,374

[1]eBay, Inc.	3,900	106,587

[1]Echelon Corp.	100	1,090

[1]Eclipsys Corp.	180	3,305

[1]Electro Scientific Industries, Inc.	100	1,417

[1]Electronic Arts, Inc.	1,100	48,873

Electronic Data Systems Corp.	1,867	46,003

[1]Electronics for Imaging, Inc.	170	2,482

1EMC Corp.	7,560	111,056

[1]Emulex Corp.	400	4,660

[1]Entegris, Inc.	600	3,930

[1]Epicor Software Corp.	100	691

1EPIQ Systems, Inc.	100	1,420

[1]Equinix, Inc.	110	9,814

[1]Exar Corp.	100	754

[1]Exponent, Inc.	100	3,141

[1]Extreme Networks	300	852

1F5 Networks, Inc.	316	8,981

Fair Isaac Corp.	178	3,697

[1]Fairchild Semiconductor
International, Inc.	370	4,340

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
1FARO Technologies, Inc.	72	$1,812

1FEI Co.	100	2,278

[1]Finisar Corp.	792	942

[1]First Solar, Inc.	142	38,740

[1]Flextronics International Ltd.	3,100	29,140

[1]Flir Systems, Inc.	480	19,474

[1]FormFactor, Inc.	160	2,949

[1]Forrester Research, Inc.	100	3,088

[1]Foundry Networks, Inc.	419	4,953

[1]Gartner, Inc.	210	4,351

[1]Google, Inc.	870	457,985

[1]Greatbatch, Inc.	100	1,730

[1]Harmonic, Inc.	300	2,853

Harris Corp.	495	24,993

Hewlett-Packard Co.	9,200	406,732

[1]Hittite Microwave Corp.	100	3,562

[1]Hutchinson Technology, Inc.	100	1,344

1IAC/InteractiveCorp	683	13,168

1IHS, Inc.	161	11,206

IKON Office Solutions, Inc.	310	3,497

Imation Corp.	100	2,292

[1]Informatica Corp.	320	4,813

InfoSpace, Inc.	50	417

[1]Ingram Micro, Inc.	560	9,940

[1]Innerworkings, Inc.	100	1,196

[1]Integrated Device Technology,
Inc.	604	6,004
Intel Corp.	20,900	448,932

[1]InterDigital Communications, Inc.	200	4,864

[1]InterNAP Network Services
Corp.	100	468
International Business Machines
Corp.	5,000	592,650
[1]International Rectifier Corp.	280	5,376

Intersil Corp.	470	11,430

[1]Interwoven, Inc.	100	1,201

[1]Intuit, Inc.	1,183	32,615

[1]Itron, Inc.	100	9,835

[1]j2 Global Communications, Inc.	160	3,680

Jabil Circuit, Inc.	608	9,977

Jack Henry & Associates, Inc.	246	5,323

1JDA Software Group, Inc.	100	1,810

[1]Juniper Networks, Inc.	1,900	42,142

[1]Kemet Corp.	279	904

KLA-Tencor Corp.	673	27,398

[1]Knot, Inc.	100	978

[1]Kulicke & Soffa Industries, Inc.	200	1,458

1L-1 Identity Solutions, Inc.	300	3,996

[1]Lam Research Corp.	459	16,593

[1]Lattice Semiconductor Corp.	300	939

[1]Lawson Software, Inc.	400	2,908

[1]Lexmark International, Inc.	340	11,366

Linear Technology Corp.	804	26,186

[1]Littelfuse, Inc.	83	2,619

1LSI Logic Corp.	2,520	15,473

[1]Macrovision Solutions Corp.	521	7,794

[1]Magma Design Automation, Inc.	100	607

[1]Manhattan Associates, Inc.	100	2,373

[1]ManTech International Corp.	100	4,812

[1]MarketAxess Holdings, Inc.	100	756

[1]Marvell Technology Group Ltd.	1,900	33,554

[1]Mattson Technology, Inc.	200	952

1McAfee, Inc.	580	19,737

1MEMC Electronic Materials, Inc.	829	51,017

[1]Mentor Graphics Corp.	300	4,740

[1]MercadoLibre, Inc.	100	3,449

[1]Metavante Technologies, Inc.	348	7,872

Methode Electronics, Inc.	100	1,045

[1]Mettler Toledo International, Inc.	120	11,383

Micrel, Inc.	208	1,903

Microchip Technology, Inc.	700	21,378

[1]Micron Technology, Inc.	2,796	16,776

1MICROS Systems, Inc.	284	8,659

[1]Microsemi Corp.	280	7,050

48	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Microsoft Corp.	30,300	$833,553

[1]MicroStrategy, Inc.	20	1,295

1MKS Instruments, Inc.	133	2,913

Molex, Inc.	191	4,662

[1]Monolithic Power Systems, Inc.	100	2,162

Motorola, Inc.	8,362	61,377

1MPS Group, Inc.	240	2,551

1MSC.Software Corp.	200	2,196

MTS Systems Corp.	100	3,588

National Instruments Corp.	200	5,674

National Semiconductor Corp.	999	20,519

1NAVTEQ Corp.	359	27,643

1NCR Corp.	700	17,640

[1]NetApp, Inc.	1,271	27,530

[1]NetGear, Inc.	100	1,386

[1]Netlogic Microsystems, Inc.	100	3,320

[1]Newport Corp.	100	1,139

[1]Novatel Wireless, Inc.	100	1,113

[1]Novell, Inc.	1,220	7,186

[1]Novellus Systems, Inc.	394	8,349

[1]Nuance Communications, Inc.	590	9,245

1NVIDIA Corp.	2,000	37,440

[1]Omniture, Inc.	200	3,714

[1]OmniVision Technologies, Inc.	180	2,176

1ON Semiconductor Corp.	1,530	14,030

[1]Openwave Systems, Inc.	110	164

[1]Oracle Corp.	14,800	310,800

Palm, Inc.	220	1,186

[1]Parametric Technology Corp.	352	5,868

Park Electrochemical Corp.	100	2,431

Paychex, Inc.	1,221	38,193

[1]Perficient, Inc.	100	966

PerkinElmer, Inc.	437	12,170

[1]Perot Systems Corp.	420	6,304

[1]Phase Forward, Inc.	200	3,594

[1]Photronics, Inc.	100	704

Plantronics, Inc.	160	3,571

[1]Plexus Corp.	170	4,706

1PMC-Sierra, Inc.	900	6,885

[1]Polycom, Inc.	330	8,039

[1]Powerwave Technologies, Inc.	330	1,403

[1]Progress Software Corp.	170	4,347

1QLogic Corp.	419	6,113

QUALCOMM, Inc.	5,800	257,346

Quality Systems, Inc.	49	1,435

[1]Quantum Corp.	800	1,080

[1]Quest Software, Inc.	200	2,962

[1]Rackable Systems, Inc.	110	1,474

[1]Rambus, Inc.	296	5,645

[1]RealNetworks, Inc.	180	1,188

[1]Red Hat, Inc.	709	14,669

1RF Micro Devices, Inc.	1,000	2,900

[1]Riverbed Technology, Inc.	100	1,372

[1]Rofin-Sinar Technologies, Inc.	120	3,624

[1]Rogers Corp.	56	2,105

Roper Industries, Inc.	266	17,524

[1]Rudolph Technologies, Inc.	100	770

1S1 Corp.	200	1,514

1SAIC, Inc.	600	12,486

[1]salesforce.com, Inc.	350	23,880

[1]SanDisk Corp.	900	16,830

[1]Sanmina-SCI Corp.	1,520	1,946

[1]Sapient Corp.	300	1,926

[1]ScanSource, Inc.	100	2,676

Seagate Technology LLC	1,888	36,117

[1]Secure Computing Corp.	200	828

[1]Semtech Corp.	210	2,955

[1]Sigma Designs, Inc.	100	1,389

[1]Silicon Image, Inc.	200	1,450

[1]Silicon Laboratories, Inc.	150	5,413

[1]Sina Corp.	200	8,510

1SiRFTechnology Holdings, Inc.	150	648

[1]Skyworks Solutions, Inc.	480	4,738

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Sohu.com, Inc.	100	$7,044

[1]Solera Holdings, Inc.	200	5,532

[1]SonicWALL, Inc.	300	1,935

[1]Sonus Networks, Inc.	700	2,394

[1]Spansion, Inc.	200	450

1SPSS, Inc.	100	3,637

1SRA International, Inc.	150	3,369

[1]Standard Microsystems Corp.	100	2,715

[1]Stratasys, Inc.	100	1,846

[1]Sun Microsystems, Inc.	2,900	31,552

[1]Sybase, Inc.	278	8,179

[1]Sycamore Networks, Inc.	360	1,159

1SYKES Enterprises, Inc.	100	1,886

[1]Symantec Corp.	3,017	58,379

[1]Synaptics, Inc.	100	3,773

[1]Synchronoss Technologies, Inc.	87	786

1SYNNEX Corp.	100	2,509

[1]Synopsys, Inc.	542	12,959

Syntel, Inc.	100	3,372

[1]Take-Two Interactive Software,
Inc.	285	7,287
[1]Taleo Corp.	100	1,959

[1]Taser International, Inc.	200	998

[1]Tech Data Corp.	180	6,100

Technitrol, Inc.	100	1,699

[1]Tekelec	300	4,413

[1]Teledyne Technologies, Inc.	150	7,318

[1]Tellabs, Inc.	1,593	7,407

[1]Teradata Corp.	685	15,851

[1]Teradyne, Inc.	700	7,749

[1]Tessera Technologies, Inc.	160	2,619

Texas Instruments, Inc.	4,800	135,168

[1]Thermo Electron Corp.	1,516	84,487

[1]thinkorswim Group, Inc.	100	705

1THQ, Inc.	180	3,647

1TIBCO Software, Inc.	650	4,972

1TNS, Inc.	100	2,396

[1]Trident Microsystems, Inc.	180	657

[1]Trimble Navigation Ltd.	484	17,279

[1]Triquint Semiconductor, Inc.	600	3,636

[1]Trizetto Group, Inc.	100	2,138

1TTM Technologies, Inc.	200	2,642

[1]Tyler Technologies, Inc.	100	1,357

[1]Ultimate Software Group, Inc.	100	3,563

[1]Unisys Corp.	1,074	4,242

United Online, Inc.	300	3,009

[1]Universal Display Corp.	100	1,232

1UTStarcom, Inc.	180	985

[1]ValueClick, Inc.	312	4,727

[1]Varian Semiconductor Equipment
Associates, Inc.	262	9,123
[1]Varian, Inc.	150	7,659

[1]Vasco Data Security International,
Inc.	100	1,053
[1]Veeco Instruments, Inc.	100	1,608

[1]VeriFone Holdings, Inc.	260	3,107

[1]Verigy Ltd.	200	4,542

[1]VeriSign, Inc.	810	30,618

[1]Viasat, Inc.	100	2,021

[1]Vignette Corp.	100	1,200

[1]Vishay Intertechnology, Inc.	510	4,524

1VMware, Inc.	100	5,386

[1]Vocus, Inc.	100	3,217

[1]Waters Corp.	400	25,800

[1]Websense, Inc.	160	2,694

[1]Western Digital Corp.	803	27,728

[1]Wind River Systems, Inc.	300	3,267

Xerox Corp.	3,327	45,114

Xilinx, Inc.	1,088	27,472

[1]Yahoo!, Inc.	4,387	90,635

[1]Zebra Technologies Corp.	285	9,302

[1]Zoran Corp.	152	1,778

Total Information Technology		8,069,424

50	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials–4.8%
A.M. Castle & Co.	100	$2,861

AbitibiBowater, Inc.	193	1,801

Air Products & Chemicals, Inc.	780	77,111

Airgas, Inc.	257	15,006

AK Steel Holding Corp.	390	26,910

Albemarle Corp.	300	11,973

Alcoa, Inc.	2,924	104,153

Allegheny Technologies, Inc.	300	17,784

[1]Alpha Natural Resources, Inc.	258	26,907

AMCOL International Corp.	100	2,846

Ameron International Corp.	33	3,959

[1]Apex Silver Mines Ltd.	119	584

AptarGroup, Inc.	239	10,026

Arch Chemicals, Inc.	100	3,315

Arch Coal, Inc.	534	40,066

Ashland, Inc.	242	11,664

[1]Aventine Renewable Energy
Holdings, Inc.	100	440
Ball Corp.	336	16,041

Bemis Co.	330	7,399

[1]Brush Engineered Materials, Inc.	100	2,442

[1]Buckeye Technologies, Inc.	200	1,692

Cabot Corp.	235	5,713

[1]Calgon Carbon Corp.	194	2,999

[1]Cambrex Corp.	100	587

Carpenter Technology Corp.	200	8,730

Celanese Corp.	548	25,022

[1]Century Aluminum Co.	100	6,649

CF Industries Holdings, Inc.	200	30,560

Chemtura Corp.	930	5,431

Cleveland-Cliffs, Inc.	340	40,525

[1]Coeur d’Alene Mines Corp.	1,620	4,698

Commercial Metals Co.	420	15,834

Compass Minerals International,
Inc.	125	10,070

Consol Energy, Inc.	675	75,850

[1]Crown Holdings, Inc.	587	15,256

Cytec Industries, Inc.	138	7,529

Dow Chemical Co.	3,400	118,694

Eagle Materials, Inc.	134	3,394

Eastman Chemical Co.	290	19,969

Ecolab, Inc.	665	28,588

EI Du Pont de Nemours & Co.	3,300	141,537

[1]Esmark, Inc.	100	1,912

Ferro Corp.	100	1,876

FMC Corp.	264	20,444

Foundation Coal Holdings, Inc.	150	13,287

Freeport-McMoRan Copper &
Gold, Inc.	1,400	164,066
[1]General Moly, Inc.	300	2,361

Georgia Gulf Corp.	50	145

Gibraltar Industries, Inc.	100	1,597

[1]GrafTech International Ltd.	400	10,732

[1]Graphic Packaging Holding Co.	300	606

Greif, Inc.	96	6,147

[1]Haynes International, Inc.	50	2,877

HB Fuller Co.	238	5,341

[1]Hecla Mining Co.	500	4,630

Hercules, Inc.	419	7,094

[1]Horsehead Holding Corp.	200	2,432

Huntsman Corp.	591	6,737

Innophos Holdings, Inc.	100	3,195

Innospec, Inc.	94	1,769

[1]International Coal Group, Inc.	400	5,220

International Flavors &
Fragrances, Inc.	295	11,523
International Paper Co.	1,467	34,181

[1]James River Coal Co.	100	5,869

[1]Jarden Corp.	282	5,144

Kaiser Aluminum Corp.	50	2,676

Louisiana-Pacific Corp.	330	2,802

Lubrizol Corp.	275	12,741

Martin Marietta Materials, Inc.	143	14,813

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
Massey Energy Co.	300	$28,125

MeadWestvaco Corp.	705	16,807

Minerals Technologies, Inc.	78	4,960

Monsanto Co.	2,000	252,880

[1]Mosaic Co.	560	81,032

Myers Industries, Inc.	100	815

Neenah Paper, Inc.	100	1,671

NewMarket Corp.	60	3,974

Newmont Mining Corp.	1,600	83,456

Nucor Corp.	1,100	82,137

Olin Corp.	300	7,854

1OM Group, Inc.	106	3,476

[1]Owens-Illinois, Inc.	571	23,805

P.H. Glatfelter Co.	100	1,351

Packaging Corp. of America	326	7,012

[1]Pactiv Corp.	426	9,044

[1]Patriot Coal Corp.	100	15,329

Peabody Energy Corp.	963	84,792

[1]PolyOne Corp.	300	2,091

Potlatch Corp.	181	8,167

PPG Industries, Inc.	590	33,848

Praxair, Inc.	1,140	107,434

Rayonier, Inc.	300	12,738

Rock-Tenn Co.	100	2,999

[1]Rockwood Holdings, Inc.	200	6,960

Rohm & Haas Co.	492	22,848

Royal Gold, Inc.	100	3,136

RPM International, Inc.	500	10,300

1RTI International Metals, Inc.	88	3,135

Schnitzer Steel Industries, Inc.	100	11,460

Schulman (A.), Inc.	100	2,303

Scotts Miracle-Gro Co.	206	3,619

Sealed Air Corp.	582	11,064

Sigma-Aldrich Corp.	494	26,607

Silgan Holdings, Inc.	40	2,030

[1]Smurfit-Stone Container Corp.	838	3,411

Sonoco Products Co.	330	10,213

Spartech Corp.	86	811

Steel Dynamics, Inc.	536	20,942

[1]Stillwater Mining Co.	100	1,183

[1]Symyx Technologies	60	419

Temple-Inland, Inc.	400	4,508

Texas Industries, Inc.	63	3,536

Titanium Metals Corp.	407	5,694

United States Steel Corp.	428	79,086

1USEC, Inc.	230	1,398

Valspar Corp.	366	6,921

Vulcan Materials Co.	400	23,912

Wausau Paper Corp.	100	771

Westlake Chemical Corp.	100	1,486

Weyerhaeuser Co.	780	39,889

Worthington Industries, Inc.	200	4,100

1WR Grace & Co.	300	7,047

[1]Zoltek Cos., Inc.	100	2,425

Total Materials		2,501,843

Telecommunication Services–3.1%
Alaska Communications Systems
Group, Inc.	100	1,194
[1]American Tower Corp.	1,462	61,770

AT&T, Inc.	21,800	734,442

[1]Cbeyond, Inc.	100	1,602

[1]Centennial Communications
Corp.	373	2,607
CenturyTel, Inc.	340	12,101

[1]Cincinnati Bell, Inc.	740	2,945

Citizens Communications Co.	1,098	12,451

[1]Clearwire Corp.	200	2,592

Consolidated Communications
Holdings, Inc.	100	1,489
[1]Crown Castle International Corp.	981	37,994

[1]EchoStar Corp.	141	4,402

Embarq Corp.	542	25,620

Fairpoint Communications, Inc.	295	2,127

[1]General Communication, Inc.	100	687

52	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
[1]Global Crossing Ltd.	100	$1,794

[1]Harris Stratex Networks, Inc.	300	2,847

1ICO Global Communications
Holdings Ltd.	500	1,630
1IDT Corp.	230	347

1IDT Corp., Class B	200	340

Iowa Telecommunications
Services, Inc.	100	1,761
[1]iPCS, Inc.	45	1,333

1JDS Uniphase Corp.	797	9,054

[1]Leap Wireless International, Inc.	239	10,318

[1]Level 3 Communications, Inc.	5,454	16,089

[1]Liberty Global, Inc.	600	18,858

[1]Loral Space & Communications,
Inc.	100	1,762
[1]MetroPCS Communications, Inc.	800	14,168

[1]NeuStar, Inc.	246	5,304

1NII Holdings, Inc.	600	28,494

NTELOS Holdings Corp.	100	2,537

1PAETEC Holding Corp.	300	1,905

[1]Premiere Global Services, Inc.	200	2,916

Qwest Communications
International, Inc.	5,631	22,130
1RCN Corp.	70	755

[1]Rural Cellular Corp.	66	2,938

1SAVVIS, Inc.	100	1,291

1SBA Communications Corp.	390	14,044

Shenandoah Telecom Co.	100	1,302

Sprint Nextel Corp.	10,000	95,000

[1]Starent Networks Corp.	100	1,258

[1]Syniverse Holdings, Inc.	200	3,240

Telephone & Data Systems, Inc.	223	10,541

Telephone & Data Systems, Inc.
(Special Shares)	200	8,820
[1]TerreStar Corp.	400	1,592

[1]Time Warner Cable, Inc.	700	18,536

[1]Time Warner Telecom, Inc.	448	7,182

1US Cellular Corp.	66	3,732

1USA Mobility, Inc.	100	755

Verizon Communications, Inc.	10,400	368,160

[1]Vonage Holdings Corp.	200	332

Windstream Corp.	1,800	22,212

Total Telecommunication Services		1,609,300

Utilities–4.5%
1AES Corp.	2,357	45,278

AGL Resources, Inc.	291	10,063

Allegheny Energy, Inc.	606	30,367

Allete, Inc.	50	2,100

Alliant Energy Corp.	427	14,629

Ameren Corp.	758	32,010

American Electric Power Co., Inc.	1,500	60,345

American States Water Co.	100	3,494

Aqua America, Inc.	494	7,889

[1]Aquila, Inc.	1,070	4,034

Atmos Energy Corp.	332	9,153

Avista Corp.	130	2,790

Black Hills Corp.	150	4,809

California Water Service Group	100	3,277

CenterPoint Energy, Inc.	1,057	16,965

CH Energy Group, Inc.	70	2,490

Cleco Corp.	200	4,666

CMS Energy Corp.	900	13,410

Consolidated Edison, Inc.	1,010	39,481

Constellation Energy Group, Inc.	654	53,693

Dominion Resources, Inc.	2,100	99,729

DPL, Inc.	380	10,024

DTE Energy Co.	607	25,761

Duke Energy Corp.	4,600	79,948

[1]Dynegy, Inc.	1,836	15,698

Edison International	1,160	59,601

El Paso Electric Co.	190	3,762

Empire District Electric Co.	150	2,781

[1]Enbridge Energy Management
LLC	90	4,604
Energen Corp.	280	21,848

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Energy East Corp.	587	$14,511

Entergy Corp.	700	84,336

Exelon Corp.	2,420	217,703

FirstEnergy Corp.	1,130	93,033

FPL Group, Inc.	1,396	91,550

Great Plains Energy, Inc.	276	6,977

Hawaiian Electric Industries, Inc.	321	7,938

IDACORP, Inc.	175	5,056

Integrys Energy Group, Inc.	269	13,673

ITC Holdings Corp.	200	10,222

[1]Kinder Morgan Management
LLC	242	13,032
Laclede Group, Inc.	120	4,844

Macquarie Infrastructure Co.
LLC	168	4,249
MDU Resources Group, Inc.	608	21,195

MGE Energy, Inc.	100	3,262

[1]Mirant Corp.	800	31,320

Mueller Water Products, Inc.	243	2,075

Nalco Holding Co.	510	10,787

National Fuel Gas Co.	213	12,669

New Jersey Resources Corp.	140	4,571

Nicor, Inc.	169	7,198

NiSource, Inc.	954	17,096

Northeast Utilities	576	14,705

Northwest Natural Gas Co.	90	4,163

NorthWestern Corp.	170	4,321

1NRG Energy, Inc.	826	35,435

NSTAR	420	14,204

OGE Energy Corp.	330	10,464

Oneok, Inc.	400	19,532

Ormat Technologies, Inc.	100	4,918

Otter Tail Corp.	90	3,495

Pepco Holdings, Inc.	667	17,109

[1]Petrohawk Energy Corp.	800	37,048

PG&E Corp.	1,355	53,780

Piedmont Natural Gas Co.	219	5,729

Pinnacle West Capital Corp.	390	12,000

PNM Resources, Inc.	184	2,201

Portland General Electric Co.	200	4,504

PPL Corp.	1,300	67,951

Progress Energy, Inc.	887	37,103

Public Service Enterprise Group,
Inc.	1,800	82,674
Puget Energy, Inc.	440	10,556

Questar Corp.	629	44,684

[1]Reliant Energy, Inc.	1,274	27,098

SCANA Corp.	387	14,319

Sempra Energy	938	52,950

Sierra Pacific Resources	786	9,990

SJW Corp.	100	2,640

South Jersey Industries, Inc.	90	3,362

Southern Co.	2,800	97,776

Southern Union Co.	436	11,781

Southwest Gas Corp.	200	5,946

[1]Southwestern Energy Co.	1,242	59,132

Spectra Energy Corp.	2,300	66,102

TECO Energy, Inc.	749	16,096

UGI Corp.	351	10,077

UIL Holdings Corp.	100	2,941

UniSource Energy Corp.	160	4,962

Vectren Corp.	314	9,800

[1]VeraSun Energy Corp.	362	1,495

Westar Energy, Inc.	337	7,249

WGL Holdings, Inc.	200	6,948

Wisconsin Energy Corp.	405	18,314

Xcel Energy, Inc.	1,532	30,747

Total Utilities		2,308,297

Total Common Stocks–
(Identified Cost $52,702,907)		50,204,269

54	AARP PORTFOLIOS 2008 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Par Amount	Value

U.S. Treasury–0.1%
[4]United States Treasury Bill,
1.900%, 9/11/2008
(At Amortized Cost)	$35,000	$34,867

Total Investments–97.1%		50,239,136
(Identified Cost $52,737,774)

Other Assets & Liabilities–Net–2.9%		1,501,144

Total Net Assets–100.0%		$51,740,280

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $94,973 at June 30, 2008.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At June 30, 2008, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

S & P Mini 500 Index Futures	6	$384,330	September 2008	$(23,663)

Russell 2000 E Mini Index Futures	3	$207,510	September 2008	$(14,092)

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	55

International Stock Market Portfolio

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks–95.6%
Aerospace & Defense–0.7%
BAE Systems PLC	7,587	$66,833

Cobham PLC	2,413	9,501

European Aeronautic Defence
and Space Co. NV	683	12,949
Finmeccanica SpA	654	17,178

Gamesa Corp. Tecnologica SA	390	19,173

Meggitt PLC	1,398	5,914

[1]Rolls-Royce Group PLC	3,989	27,118

Safran SA	401	7,780

Singapore Technologies
Engineering Ltd.	3,000	6,062
Smiths Group PLC	794	17,166

Thales SA	189	10,774

Zodiac SA	70	3,213

Total		203,661

Air Freight & Couriers–0.4%
Deutsche Post AG	1,798	47,000

Hamburger Hafen und Logistik
AG	54	4,201
TNT NV	835	28,559

Toll Holdings Ltd.	1,308	7,530

Yamato Holdings Co. Ltd.	1,000	13,956

Total		101,246

Airlines–0.2%
Air France-KLM	310	7,440

All Nippon Airways Co. Ltd.	1,000	3,739

British Airways PLC	1,285	5,506

Cathay Pacific Airways Ltd.	3,000	5,717

Deutsche Lufthansa AG	461	9,945

Iberia Lineas Aereas de Espana
SA	811	1,941
[1]Japan Airlines Corp.	2,000	4,200

Qantas Airways Ltd.	1,889	5,492

Singapore Airlines Ltd.	940	10,154

Total		54,134

Auto Components–0.7%
Aisin Seiki Co. Ltd.	400	13,109

Bridgestone Corp.	1,300	19,869

Compagnie Generale des
Etablissements Michelin	313	22,495
Continental AG	336	34,534

Denso Corp.	1,000	34,372

GKN PLC	1,370	6,082

NOK Corp.	200	3,179

Nokian Renkaat, OYJ	230	11,047

Stanley Electric Co. Ltd.	300	7,261

Sumitomo Rubber Industries,
Inc.	300	2,238
Tokai Rika Co. Ltd.	100	2,067

Toyoda Gosei Co. Ltd.	100	2,919

Toyota Boshoku Corp.	100	2,679

Toyota Industries Corp.	400	12,807

Valeo SA	130	4,176

Total		178,834

Automobiles–3.0%
Bayerische Motoren Werke AG	704	33,867

DaimlerChrysler AG	1,941	120,059

Fiat SpA	1,466	24,031

Fuji Heavy Industries Ltd.	1,000	4,897

Honda Motor Co. Ltd.	3,500	118,985

Isuzu Motors Ltd.	3,000	14,436

Mazda Motor Corp.	2,000	10,378

[1]Mitsubishi Motors Corp.	8,000	14,540

Nissan Motor Co. Ltd.	4,700	38,816

Peugeot SA	334	18,140

Renault SA	398	32,653

Suzuki Motor Corp.	800	18,909

Toyota Motor Corp.	5,800	273,642

Volkswagen AG	321	92,644

Yamaha Motor Co. Ltd.	400	7,485

Total		823,482

Banks–14.0%
77 Bank Ltd.	1,000	6,281

Alliance & Leicester PLC	805	4,727

56	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Allied Irish Banks PLC	1,906	$29,424

Alpha Bank AE	844	25,518

Anglo Irish Bank Corp. PLC	1,615	15,386

Aozora Bank Ltd.	1,000	2,288

Australia & New Zealand
Banking Group Ltd.	4,085	73,133
Banca Carige SpA	1,495	5,285

Banca Intesa SpA
(Certificates.–participating cumulative)	1,839	9,535
Banca Monte dei Paschi di
Siena SpA	4,092	11,592
Banca Popolare di Milano
SCRL	825	7,743
Banche Popolari Unite SCPA	1,280	30,013

Banco Bilbao Vizcaya
Argentaria SA	7,572	145,110
Banco Comercial Portugues SA	5,203	11,266

Banco de Sabadell SA	1,952	16,506

Banco Espirito Santo SA	451	7,038

Banco Popolare SCRL	1,389	24,672

Banco Popular Espanol SA	1,764	24,417

Banco Santander Central
Hispano SA	13,318	244,741
Bank of East Asia Ltd.	3,035	16,485

Bank of Ireland	2,139	18,613

Bank of Kyoto Ltd.	1,000	10,444

Bank of Yokohama Ltd.	3,000	20,736

Bankinter SA	561	6,387

Barclays PLC	13,985	81,153

Barclays PLC–New Shares	2,996	567

Bendigo Bank Ltd.	531	5,550

BNP Paribas	1,733	157,024

BOC Hong Kong Holdings Ltd.	8,000	21,187

Chiba Bank Ltd.	2,000	14,013

1CITIC International Financial
Holdings Ltd.	4,000	3,052

Commerzbank AG	1,352	40,110

Commonwealth Bank of
Australia	2,813	108,066
Credit Agricole SA	1,927	39,387

Credit Suisse Group	2,225	102,266

Danske Bank A/S	1,010	29,217

DBS Group Holdings Ltd.	2,000	27,718

Deutsche Bank AG	1,083	93,541

Deutsche Postbank AG	166	14,576

Dexia SA	1,144	18,303

DnB NOR ASA	1,600	20,363

EFG Eurobank Ergasias SA	705	16,763

EFG International	103	2,821

Erste Bank der
Oesterreichischen Sparkassen AG	413	25,715
Fukuoka Financial Group, Inc.	2,000	9,022

Gunma Bank Ltd.	1,000	6,658

Hachijuni Bank Ltd.	1,000	6,479

Hang Seng Bank Ltd.	1,600	33,756

HBOS PLC	8,545	46,949

Hiroshima Bank Ltd.	1,000	4,454

HSBC Holdings PLC	25,279	390,380

Intesa Sanpaolo SpA	16,605	94,851

Investec PLC	865	5,304

Iyo Bank Ltd.	1,000	11,705

Joyo Bank Ltd.	1,000	4,859

Julius Baer Holding AG	451	30,497

[1]Jyske Bank A/S	126	7,516

KBC Groep NV	339	37,651

Lloyds TSB Group PLC	12,056	74,580

Mediobanca SpA	1,077	18,316

Mitsubishi UFJ Financial Group,
Inc.	22,000	194,952
Mizuho Financial Group, Inc.	21	98,088

National Australia Bank Ltd.	3,512	89,006

National Bank of Greece SA	1,053	47,456

Natixis	910	10,102

Nishi-Nippon City Bank Ltd.	1,000	2,976

Nordea Bank AB	4,560	62,899

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
OKO Bank PLC	200	$3,471

Oversea-Chinese Banking
Corp. Ltd.	5,000	30,018
Piraeus Bank SA	711	19,325

Raiffeisen International Bank
Holding AG	119	15,210
Resona Holdings, Inc.	11	16,885

Royal Bank of Scotland Group
PLC	34,323	146,903
Sapporo Hokuyo Holdings, Inc.	1	6,761

Shinsei Bank Ltd.	2,000	6,856

Shizuoka Bank Ltd.	1,000	10,208

Skandinaviska Enskilda Banken
AB	910	16,918
SNS Reaal	278	5,398

Societe Generale	992	86,369

St. George Bank Ltd.	1,186	30,749

Standard Chartered PLC	2,998	85,344

Sumitomo Mitsui Financial
Group, Inc.	14	105,340
Suncorp-Metway Ltd.	2,013	25,104

Suruga Bank Ltd.	1,000	13,005

Svenska Handelsbanken	950	22,628

Swedbank AB	800	15,470

Sydbank A/S	140	5,336

UniCredito Italiano SpA	24,120	147,654

United Overseas Bank Ltd.	3,000	41,048

Westpac Banking Corp.	3,987	76,259

Wing Hang Bank Ltd.	510	6,757

Wing Lung Bank	200	3,922

Total		3,820,126

Beverages–1.3%
Asahi Breweries Ltd.	800	14,932

Carlsberg A/S	160	15,456

Coca-Cola Amatil Ltd.	1,018	6,825

Coca-Cola West Holdings Co.
Ltd.	100	2,331
Diageo PLC	5,469	100,597

Foster’s Group Ltd.	4,256	20,636

Fraser and Neave Ltd.	2,000	6,658

Heineken Holding NV	234	10,737

Heineken NV	520	26,547

InBev NV	400	27,765

Ito En Ltd.	100	1,574

Kirin Brewery Co. Ltd.	2,000	31,227

Lion Nathan Ltd.	498	4,072

Pernod-Ricard SA	350	35,962

SABMiller PLC	1,971	45,201

Sapporo Holdings Ltd.	1,000	6,997

Total		357,517

Biotechnology–0.0%
Grifols SA	272	8,691

Building Products–0.4%
Asahi Glass Co. Ltd.	2,000	24,183

Assa Abloy AB	680	9,848

Cie de Saint-Gobain	603	37,735

Geberit AG	88	12,979

JS Group Corp.	600	9,532

Nippon Sheet Glass Co. Ltd.	1,000	4,944

TOTO Ltd.	1,000	7,044

Wienerberger AG	171	7,182

Total		113,447

Chemicals–3.0%
Akzo Nobel NV	588	40,426

Asahi Kasei Corp.	2,000	10,472

BASF AG	2,062	142,285

Bayer AG	1,632	137,387

Daicel Chemical Industries, Ltd.	1,000	5,631

Dainippon Ink and Chemicals,
Inc.	1,000	2,891
Denki Kagaku Kogyo K. K.	1,000	3,710

GEA Group AG	322	11,378

Givaudan SA	13	11,632

Incitec Pivot Ltd.	131	23,177

58	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Chemicals (continued)
JSR Corp.	400	$7,948

K+S AG	81	46,722

Kaneka Corp.	1,000	6,809

Kansai Paint Co. Ltd.	1,000	6,922

Koninklijke DSM NV	288	16,948

Kuraray Co. Ltd.	500	5,961

Lonza Group AG	98	13,609

Mitsubishi Chemical Holdings
Corp.	2,500	14,549
Mitsubishi Gas Chemical Co.,
Inc.	1,000	7,213
Mitsubishi Rayon Co. Ltd.	1,000	3,155

Mitsui Chemicals, Inc.	1,000	4,925

Novozymes A/S	110	9,941

Orica Ltd.	675	18,914

Shin-Etsu Chemical Co. Ltd.	900	55,768

Showa Denko K.K.	3,000	7,967

Solvay SA	131	17,140

Sumitomo Chemical Co. Ltd.	3,000	18,900

Syngenta AG	226	73,587

Taiyo Nippon Sanso Corp.	1,000	8,334

Teijin Ltd.	2,000	6,856

Tokuyama Corp.	1,000	7,440

Toray Industries, Inc.	3,000	16,075

Tosoh Corp.	1,000	4,087

Ube Industries Ltd.	2,000	7,082

Wacker Chemie AG	33	6,899

Yara International ASA	350	31,001

Total		813,741

Commercial Services & Supplies–0.8%
Adecco SA	257	12,769

Benesse Corp.	200	8,099

Bureau Veritas SA	86	5,109

Capita Group PLC	1,261	17,258

Cargotec Corp.	65	2,263

Dai Nippon Printing Co. Ltd.	1,000	14,738

Group 4 Securicor PLC	2,609	10,517

Hakuhodo DY Holdings, Inc.	50	2,665

Hays PLC	2,836	5,109

[1]Invensys PLC	1,783	9,246

Legrand SA	202	5,093

Mitsubishi UFJ Lease & Finance
Co. Ltd.	140	6,078
PagesJaunes Groupe SA	300	4,417

Randstad Holdings NV	220	7,691

Rentokil Initial PLC	3,795	7,498

Secom Co. Ltd.	400	19,437

Securitas AB	680	7,901

Serco Group PLC	984	8,771

SGS SA	10	14,328

Societe BIC SA	70	3,660

Toppan Printing Co. Ltd.	1,000	11,009

WPP Group PLC	2,438	23,502

Total		207,158

Communications Equipment–1.1%
Alcatel SA	4,902	29,796

Nokia OYJ	8,520	207,821

Telefonaktiebolaget LM Ericsson	6,190	64,525

Total		302,142

Computers & Peripherals–0.5%
[1]Elpida Memory, Inc.	200	6,404

Fujitsu Ltd.	4,000	29,683

[1]Logitech International SA	381	10,268

Mitsumi Electric Co. Ltd.	200	4,454

NEC Corp.	4,000	20,943

Toshiba Corp.	7,000	51,615

Total		123,367

Construction & Engineering–0.9%
Acciona SA	60	14,253

Actividades de Construction y
Servicios SA (ACS)	413	20,753
Aker Kvaerner ASA	374	8,833

Alstom SA	225	51,966

Amec PLC	730	12,934

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	59

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction & Engineering (continued)
Balfour Beatty PLC	1,055	$8,926

Bilfinger Berger AG	78	6,796

Boart Longyear Group	2,691	5,739

Eiffage SA	79	5,415

FLSmidth & Co. A/S	100	10,980

Fomento de Construcciones y
Contratas SA	100	5,943
Grupo Ferrovial SA	131	8,111

HOCHTIEF AG	83	8,444

Husqvarna AB, Series B	548	4,798

Italcementi SpA	146	1,701

Kajima Corp.	2,000	6,987

Kurita Water Industries Ltd.	200	7,402

Leighton Holdings Ltd.	276	13,422

Obayashi Corp.	1,000	4,530

SembCorp Industries Ltd.	2,000	6,114

Shimizu Corp.	1,000	4,737

Skanska AB	580	8,328

Strabag SE	109	8,496

Taisei Corp.	2,000	4,765

YIT OYJ	240	6,039

Total		246,412

Construction Materials–0.6%
Boral Ltd.	1,193	6,446

Cimpor Cimentos de Portugal
SGPS SA	466	3,141
CRH PLC	1,197	35,159

CSR Ltd.	2,030	4,756

Fletcher Building Ltd.	1,074	5,189

HeidelbergCement AG	53	7,692

Holcim Ltd.	440	35,682

Imerys SA	70	5,072

Italcementi SpA	120	1,995

James Hardie Industries NV	800	3,244

Lafarge SA	321	49,229

Taiheiyo Cement Corp.	2,000	4,012

Titan Cement Co. SA	140	5,556

Total		167,173

Containers & Packaging–0.1%
Amcor Ltd.	1,838	8,877

Rexam PLC	1,263	9,743

Smurfit Kappa Group PLC	276	2,282

Toyo Seikan Kaisha Ltd.	300	5,294

Total		26,196

Distributors–0.3%
Li & Fung Ltd.	4,200	12,658

Metcash Ltd.	1,626	5,754

Olam International Ltd.	2,100	3,750

Reckitt Benckiser Group PLC	1,296	65,660

Total		87,822

Diversified Financials–3.3%
3i Group PLC	837	13,746

Acom Co. Ltd.	100	3,098

Aeon Credit Service Co. Ltd.	100	1,253

Aiful Corp.	100	1,158

Australian Stock Exchange Ltd.	378	11,351

Babcock & Brown International
Property Ltd.	463	3,321
Banco BPI SA	606	2,515

Cattles PLC	22	59

Chinese Estates Holdings Ltd.	2,035	3,132

Credit Saison Co. Ltd.	300	6,300

Criteria Caixacorp SA	1,788	10,727

Daiwa Securities Group, Inc.	3,000	27,573

Deutsche Boerse AG	428	48,317

E*Trade Securities Co. Ltd.	3	2,345

Eurazeo	54	5,764

Experian Group Ltd.	2,098	15,610

Fortis NV	4,504	72,059

[1]Fortis NV-Strip VVPR	1,664	26

Groupe Bruxelles Lambert SA	177	21,074

Hokuhoku Financial Group, Inc.	2,000	5,801

Hong Kong Exchanges and
Clearing Ltd.	2,000	29,242

60	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Financials (continued)
Hypo Real Estate Holding AG	297	$8,362

ICAP PLC	1,044	11,264

IFIL–Investments SpA	663	4,312

ING Groep NV	4,071	129,847

Investor AB	1,000	21,122

Jafco Co. Ltd.	100	3,418

KBC Ancora	67	5,856

Keppel Corp. Ltd.	3,000	24,558

London Stock Exchange Group
PLC	301	4,674
Macquarie Group Ltd.	571	26,561

Man Group PLC	3,709	46,073

[1]Marfin Investment Group SA	1,412	11,162

Mediolanum SpA	660	2,746

[1]Mitsubishi UFJ Nicos Co. Ltd.	1,000	3,305

Mitsui Trust Holdings, Inc.	2,000	11,903

Mizuho Trust & Banking Co.
Ltd.	3,000	5,170
Nomura Holdings, Inc.	3,800	56,290

ORIX Corp.	190	27,179

Pargesa Holding SA	57	6,363

Perpetual Ltd.	100	4,090

Promise Co. Ltd.	150	4,195

Schroders PLC	261	4,749

Shinko Securities Co. Ltd.	1,000	2,948

Singapore Exchange Ltd.	2,000	10,155

Sony Financial Holdings, Inc.	2	8,042

Sumitomo Trust & Banking Co.
Ltd.	3,000	20,962
Swire Pacific Ltd.	2,000	20,456

Takefuji Corp.	200	2,782

UBS AG	6,246	131,237

Total		904,252

Diversified Telecommunication Services–3.7%
Belgacom SA	349	15,058

BT Group PLC	16,741	66,619

Deutsche Telekom AG	6,046	99,015

Elisa OYJ	280	5,877

France Telecom SA	3,883	114,403

Hellenic Telecommunications
Organization SA	560	14,109
[1]Hutchison Telecommunications
International Ltd.	3,000	4,255
Millicom International Cellular SA	149	15,532

Mobistar SA	60	4,861

Nippon Telegraph & Telephone
Corp.	11	53,866
PCCW Ltd.	10,000	6,054

Portugal Telecom SGPS SA	1,418	16,099

Prysmian SpA	272	6,892

Royal KPN NV	3,915	67,198

Singapore Telecommunications
Ltd.	17,300	46,020
Swisscom AG	50	16,697

Tele2 AB	637	12,477

Telecom Corp. of New Zealand
Ltd.	3,743	10,167
Telecom Italia SpA	21,342	43,017

Telecom Italia SpA
(RNC–Participating Cumulative)	12,482	20,245
Telefonica SA	9,148	243,162

Telekom Austria AG	735	15,949

Telenor ASA	1,700	31,985

TeliaSonera AB	4,670	34,573

Telstra Corp. Ltd.	12,218	49,543

Total		1,013,673

Electric Utilities–3.7%
British Energy Group PLC	2,266	32,140

Cheung Kong Infrastructure
Holdings Ltd.	1,000	4,232
Chubu Electric Power Co., Inc.	1,400	34,146

Chugoku Electric Power Co.,
Inc.	600	12,798
CLP Holdings Ltd.	4,500	38,553

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	61

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electric Utilities (continued)
Contact Energy Ltd.	489	$2,973

E.ON AG	1,349	272,225

Electric Power Development
Co.	300	11,131
Electricite de France	426	40,477

Enel SpA	9,298	88,435

Energias de Portugal SA	3,838	20,035

Hokkaido Electric Power Co.,
Inc.	400	8,136
Hokuriku Electric Power Co.	400	9,511

HongKong Electric Holdings	3,000	17,949

[1]Iberdrola Renovables	1,809	14,015

Iberdrola SA	7,432	99,594

International Power PLC	3,112	26,763

Kansai Electric Power Co., Inc.	1,600	37,442

Kyushu Electric Power Co., Inc.	800	16,725

Public Power Corp.	210	7,275

Red Electrica de Espana	218	14,195

Scottish & Southern Energy
PLC	1,823	50,916
Shikoku Electric Power Co.,
Inc.	400	10,999
Solarworld AG	167	7,960

Terna SpA	2,692	11,403

Tohoku Electric Power Co., Inc.	900	19,578

Tokyo Electric Power Co., Inc.	2,600	66,843

Union Fenosa SA	260	15,157

Verbund–Oesterreichische
Elektrizitatswirtschafts–AG	156	13,983

Total		1,005,589

Electrical Equipment–2.2%
1ABB Ltd.	4,668	132,940

Fanuc Ltd.	400	39,062

Fuji Electric Holdings Co. Ltd.	1,000	3,532

Furukawa Electric Co. Ltd.	1,000	4,341

Matsushita Electric Works Ltd.	1,000	10,199

Mitsubishi Electric Corp.	4,000	43,130

Nitto Denko Corp.	300	11,527

Schneider Electric SA	480	51,859

Siemens AG	1,847	205,105

Sumitomo Electric Industries Ltd.	1,500	19,041

Ushio, Inc.	200	3,268

[1]Vestas Wind Systems A/S	470	61,529

Total		585,533

Electronic Equipment & Instruments–1.0%
Alps Electric Co. Ltd.	300	3,099

Citizen Watch Co. Ltd.	700	5,333

Hirose Electric Co. Ltd.	100	10,039

Hitachi Chemical Co. Ltd.	200	4,134

Hitachi Ltd.	7,000	50,494

Hoya Corp.	900	20,807

Ibiden Co. Ltd.	300	10,905

Keyence Corp.	100	23,816

Kingboard Chemical Holdings
Ltd.	2,000	9,234
Kyocera Corp.	300	28,251

Mabuchi Motor Co. Ltd.	100	5,424

Nidec Corp.	200	13,316

Nippon Electric Glass Co. Ltd.	1,000	17,299

Omron Corp.	400	8,588

Rohm Co. Ltd.	200	11,508

Shimadzu Corp.	1,000	9,954

TDK Corp.	300	17,968

Venture Corp. Ltd.	1,000	7,209

Yaskawa Electric Corp.	1,000	9,803

Yokogawa Electric Corp.	500	4,572

Total		271,753

Energy Equipment & Services–0.5%
Acergy SA	380	8,508

[1]Cie Generale de Geophysique-
Veritas	260	12,303
Fugro NV	130	11,106

[1]Renewable Energy Corp. AS	307	7,959

Saipem SpA	563	26,446

SBM Offshore NV	310	11,442

62	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy Equipment & Services (continued)
SeaDrill Ltd.	576	$17,619

Technip SA	225	20,830

WorleyParsons Ltd.	340	12,310

Total		128,523

Food & Drug Retailing–1.7%
Cadbury PLC	2,905	36,577

Carrefour SA	1,349	76,389

Casino Guichard Perrachon SA	98	11,111

Colruyt SA	40	10,571

Delhaize Group	209	14,070

FamilyMart Co. Ltd.	100	4,087

J Sainsbury PLC	2,224	14,090

[1]Kesko OYJ	160	5,183

[1]Koninklijke Ahold NV	2,535	34,090

Lawson, Inc.	100	4,869

Seven & I Holdings Co. Ltd.	1,700	48,507

Tesco PLC	16,788	123,419

WM Morrison Supermarkets
PLC	5,176	27,434
Woolworths Ltd.	2,641	61,754

Total		472,151

Food Products–2.4%
Ajinomoto Co., Inc.	1,000	9,455

Associated British Foods PLC	758	11,445

Coca Cola Hellenic Bottling
Co. SA	350	9,535
Danisco A	90	5,787

[1]Genting International PLC	6,000	2,557

Golden Agri-Resources Ltd.	11,000	7,275

Goodman Fielder Ltd.	2,138	2,873

Groupe DANONE	946	66,439

Kerry Group PLC	260	7,697

Lindt & Spruengli AG	2	5,529

Meiji Dairies Corp.	1,000	5,132

Nestle SA	8,370	377,405

Nisshin Seifun Group, Inc.	500	6,281

Nissin Food Products Co. Ltd.	200	6,705

Parmalat SpA	3,496	9,139

Tate & Lyle PLC	1,060	8,388

Unilever NV	3,543	100,592

Wilmar International Ltd.	2,000	7,436

Yakult Honsha Co. Ltd.	200	5,631

Total		655,301

Gas Utilities–0.6%
AGL Energy Ltd.	958	13,101

Centrica PLC	7,941	49,045

Enagas	373	10,572

Gas Natural SDG SA	220	12,832

Hong Kong & China Gas Co.	8,360	19,878

Osaka Gas Co. Ltd.	4,000	14,653

Snam Rete Gas SpA	1,750	11,967

Toho Gas Co. Ltd.	1,000	5,481

Tokyo Gas Co. Ltd.	5,000	20,153

Total		157,682

Health Care Equipment & Supplies–0.9%
Air Liquide SA	531	70,129

Alfresa Holdings Corp.	100	7,138

Cie Generale d’Optique Essilor
International SA	431	26,361
Cochlear Ltd.	130	5,427

Coloplast A/S	60	5,232

Getinge AB	390	9,549

Luxottica Group SpA	258	6,053

Nobel Biocare Holding AG	235	7,683

Olympus Corp.	1,000	33,807

Phonak Holding AG	100	8,301

Smith & Nephew PLC	1,851	20,414

Straumann Holding AG	20	4,798

Synthes, Inc.	128	17,662

Terumo Corp.	400	20,416

Total		242,970

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	63

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care Providers & Services–0.2%
Celesio AG	190	$6,875

Fresenius Medical Care AG &
Co. KGaA	396	21,832
Fresenius SE	58	5,021

Mediceo Paltac Holdings Co.
Ltd.	300	5,520
Parkway Holdings Ltd.	2,467	4,206

Sonic Healthcare Ltd.	671	9,337

Suzuken Co. Ltd.	100	3,692

Total		56,483

Hotels Restaurants & Leisure–0.8%
Accor SA	414	27,661

Aristocrat Leisure Ltd.	730	4,482

Autogrill SpA	172	2,065

Carnival PLC	333	10,640

City Developments Ltd.	1,000	7,980

Compass Group PLC	4,139	31,269

Crown Ltd.	943	8,378

Enterprise Inns PLC	1,100	8,890

Intercontinental Hotels Group
PLC	658	8,816
Ladbrokes PLC	1,221	6,241

Lottomatica SpA	146	4,366

OPAP SA	490	17,114

Oriental Land Co. Ltd.	100	5,970

Punch Taverns PLC	502	3,128

Shangri-La Asia Ltd.	2,000	4,668

Sky City Entertainment Group
Ltd.	761	1,772
Sodexho Alliance SA	418	27,461

TABCORP Holdings Ltd.	1,191	11,174

Thomas Cook Group PLC	1,002	4,668

TUI AG	428	9,921

TUI Travel PLC	1,275	5,203

UOL Group Ltd.	1,000	2,498

Whitbread PLC	394	9,663

William Hill PLC	740	4,718

Total		228,746

Household Durables–1.4%
Casio Computer Co. Ltd.	400	4,554

Daito Trust Construction Co.
Ltd.	200	9,700
Daiwa House Industry Co. Ltd.	1,000	9,398

Electrolux AB	532	6,800

Haseko Corp.	2,500	3,343

Koninklijke Philips Electronics NV	2,309	78,574

Makita Corp.	300	12,261

Matsushita Electric Industrial Co.
Ltd.	4,000	86,260
Persimmon PLC	606	3,812

Pioneer Corp.	300	2,415

[1]Sanyo Electric Co. Ltd.	4,000	9,304

Sekisui Chemical Co. Ltd.	1,000	6,809

Sekisui House Ltd.	1,000	9,332

Sharp Corp.	2,000	32,564

Sony Corp.	2,100	91,760

Taylor Woodrow PLC	2,218	2,738

Total		369,624

Household Products–0.2%
Henkel KGaA	276	10,361

Kao Corp.	1,000	26,227

Uni-Charm Corp.	100	7,110

Total		43,698

Industrial Conglomerates–0.8%
Aeon Mall Co. Ltd.	100	2,957

Brambles Ltd.	3,066	25,598

Burberry Group PLC	870	7,845

Hopewell Holdings Ltd.	1,000	3,553

Hutchison Whampoa Ltd.	5,000	50,403

IVG Immobilien AG	169	3,332

Noble Group Ltd.	3,400	5,921

NWS Holdings Ltd.	2,022	5,277

Orkla ASA	1,719	22,080

Pirelli & C SpA	5,630	3,879

64	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (continued)
Rheinmetall AG	72	$5,205

Sonae SGPS SA	1,493	1,798

Tomkins PLC	1,695	5,095

Wendel SA	59	6,002

Wesfarmers Ltd.	322	11,588

Wesfarmers Ltd.-PPS	1,345	47,979

Total		208,512

Insurance–4.2%
Aegon NV	2,850	37,757

Aioi Insurance Co. Ltd.	1,000	5,330

Alleanza Assicurazioni SpA	825	8,957

Allianz AG	957	168,632

AMP Ltd.	3,999	25,586

Assicurazioni Generali SpA	2,254	86,498

Aviva PLC	5,633	56,180

AXA Asia Pacific Holdings Ltd.	1,889	8,455

AXA SA	3,287	97,620

Baloise Holding AG	109	11,494

CNP Assurances	77	8,701

Fondiaria-SAI SpA	141	4,672

Friends Provident PLC	4,940	10,050

Hannover Rueckversicherung
AG	128	6,319
Insurance Australia Group Ltd.	4,248	14,097

Irish Life & Permanent PLC	625	6,531

Legal & General Group PLC	13,524	26,976

Mapfre SA	1,300	6,223

Millea Holdings, Inc.	1,500	58,480

Mitsui Sumitomo Insurance
Group Holdings, Inc.	800	27,573
Muenchener
Rueckversicherungs AG	443	77,614
Nipponkoa Insurance Co. Ltd.	1,000	8,673

Old Mutual PLC	10,816	19,981

Prudential PLC	5,337	56,628

QBE Insurance Group Ltd.	1,923	41,195

Sampo OYJ	923	23,328

SCOR SE	355	8,139

Sompo Japan Insurance, Inc.	2,000	18,796

Standard Life PLC	4,934	20,602

Storebrand ASA	909	6,748

Swiss Life Holding	76	20,333

Swiss Reinsurance	764	50,951

T&D Holdings, Inc.	400	24,597

[1]Topdanmark A/S	50	7,549

TrygVesta A/S	53	3,749

Unipol Gruppo Finanziario SpA	1,422	3,357

Wiener Staedtische
Versicherung AG	82	5,416
Zurich Financial Services AG	313	80,213

Total		1,154,000

Internet & Catalog Retail–0.1%
Dena Co. Ltd.	1	5,895

Rakuten, Inc.	15	7,571

Total		13,466

Internet Software & Services–0.2%
SBI Holdings, Inc.	21	4,596

Softbank Corp.	1,600	26,970

United Internet AG	267	5,264

Yahoo! Japan Corp.	30	11,555

Total		48,385

It Consulting & Services–0.3%
Atos Origin SA	138	7,643

Cap Gemini SA	307	18,100

Computershare Ltd.	1,089	9,592

CSK Holdings Corp.	100	1,968

Indra Sistemas SA	228	5,931

Itochu Techno-Solutions Corp.	100	3,249

LogicaCMG PLC	2,993	6,435

Nomura Research Institute Ltd.	200	4,690

NTT Data Corp.	3	11,724

Obic Co. Ltd.	20	3,358

Total		72,690

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	65

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Leisure Equipment & Products–0.3%
Fuji Photo Film Co. Ltd.	1,000	$34,372

Konica Minolta Holdings, Inc.	1,000	16,885

Namco Bandai Holdings, Inc.	400	4,528

Sankyo Co. Ltd.	100	6,517

Shimano, Inc.	100	5,019

Tattersall’s Ltd.	2,237	5,027

Yamaha Corp.	300	5,792

Total		78,140

Machinery–1.8%
Alfa Laval AB	800	12,449

Amada Co. Ltd.	1,000	7,882

Andritz AG	73	4,604

Atlas Copco AB, Series A	1,465	21,582

Atlas Copco AB, Series B	816	10,870

Daikin Industries Ltd.	600	30,285

Hino Motors Ltd.	1,000	6,196

Hitachi Construction Machinery
Co. Ltd.	200	5,603
IMI PLC	700	6,083

Ishikawajima-Harima Heavy
Industries Co. Ltd.	3,000	6,074
Japan Steel Works Ltd.	1,000	19,446

JTEKT Corp.	400	6,343

Kawasaki Heavy Industries Ltd.	3,000	7,995

Komatsu Ltd.	1,900	52,962

Kubota Corp.	2,000	14,371

Linde AG	283	39,796

MAN AG	225	24,982

Metso OYJ	290	13,230

Minebea Co. Ltd.	1,000	5,716

Mitsubishi Heavy Industries Ltd.	7,000	33,355

Mitsui Engineering &
Shipbuilding Co. Ltd.	1,000	3,164
NGK Insulators Ltd.	1,000	19,446

NSK Ltd.	1,000	8,749

NTN Corp.	1,000	6,658

Sandvik AB	2,144	29,360

Scania AB	800	10,955

SembCorp Marine Ltd.	1,400	4,156

SMC Corp.	100	10,952

Sulzer AG	56	7,118

Sumitomo Heavy Industries Ltd.	1,000	6,771

THK Co. Ltd.	200	3,880

Volvo AB, Series A	2,300	28,251

Volvo AB, Series B	14	166

Wartsila OYJ	200	12,582

Zardoya Otis SA	214	4,441

Total		486,473

Marine–0.4%
A.P. Moller–Maersk A	1	12,268

A.P. Moller-Maersk Group A/S	2	24,493

Cosco Corp. Singapore Ltd.	2,000	4,703

Kamigumi Co. Ltd.	1,000	7,562

Kawasaki Kisen Kaisha Ltd.	1,000	9,389

Mitsui OSK Lines Ltd.	2,000	28,496

Neptune Orient Lines Ltd.	1,000	2,374

Nippon Yusen Kabushiki Kaisha	2,000	19,230

Orient Overseas International
Ltd.	1,000	5,002
Pacific Basin Shipping Ltd.	3,000	4,286

[1]Prosafe Production Public Ltd.	350	2,028

Shun Tak Holdings Ltd.	2,000	1,872

Total		121,703

Media–1.3%
British Sky Broadcasting PLC	2,425	22,786

Daily Mail & General Trust PLC	671	4,191

Dentsu, Inc.	4	8,475

[1]Eutelsat Communications	186	5,181

Fuji Television Network, Inc.	1	1,507

Gestevision Telecinco SA	184	2,353

ITV PLC	7,996	7,115

JC Decaux SA	134	3,416

John Fairfax Holdings Ltd.	2,824	7,913

66	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Media (continued)
Lagardere SCA	267	$15,207

M6-Metropole Television	111	2,409

Mediaset SpA	1,687	11,124

Modern Times Group AB	100	5,884

Pearson PLC	1,785	21,836

Promotora de Informaciones SA	138	1,478

Publicis Groupe	273	8,847

Reed Elsevier NV	1,356	22,869

Reed Elsevier PLC	2,413	27,668

Sanoma-WSOY OYJ	130	2,880

SES-FDR	643	16,302

Singapore Press Holdings Ltd.	3,000	9,369

Television Broadcasts Ltd.	1,000	5,771

Television Francaise 1 (TFI)	200	3,348

Thomson Reuters PLC	426	11,398

Toho Co. Ltd.	300	6,131

Tokyo Broadcasting System,
Inc.	100	1,898
United Business Media PLC	465	5,050

Vivendi SA	2,486	94,344

Wolters Kluwer NV	639	14,932

Total		351,682

Metals & Mining–7.2%
Acerinox SA	291	6,704

Alumina Ltd.	2,284	10,354

Anglo American PLC	2,815	197,591

Antofagasta PLC	839	10,990

ArcelorMittal NPV	1,849	182,850

BHP Billiton Ltd.	7,148	298,733

BHP Billiton PLC	4,697	179,526

BlueScope Steel Ltd.	1,630	17,677

Boliden AB	500	4,075

Daido Steel Co. Ltd.	1,000	5,584

Dowa Mining Co. Ltd.	1,000	7,279

Eramet	11	10,930

[1]Eurasian Natural Resources
Corp.	712	18,894
[1]Fortescue Metals Group Ltd.	2,681	30,511

Husqvarna AB. Series B NPV	840	13,176

JFE Holdings, Inc.	1,100	55,420

Johnson Matthey PLC	458	16,831

Kazakhmys PLC	435	13,786

Kobe Steel Ltd.	6,000	17,177

Kone OYJ	342	12,031

Lonmin PLC	332	21,090

Maruichi Steel Tube Ltd.	100	3,126

Mitsubishi Materials Corp.	2,000	8,551

Mitsui Mining & Smelting Co.
Ltd.	1,000	2,948
Newcrest Mining Ltd.	987	27,657

Nippon Steel Corp.	11,000	59,563

Nisshin Steel Co. Ltd.	2,000	6,799

OneSteel Ltd.	1,771	12,601

Outokumpu OYJ	200	7,007

[1]Oxiana Ltd.	3,081	7,690

Oxiana Ltd.	2,824	7,103

Rautaruukki OYJ	180	8,237

Rio Tinto Ltd.	616	79,825

Rio Tinto PLC	2,124	254,075

Salzgitter AG	91	16,680

Sims Group Ltd.	345	13,755

SSAB Svenskt Stal AB, Class A	312	10,099

SSAB Svenskt Stal AB, Class B	250	7,138

Sumitomo Metal Industries Ltd.	8,000	35,182

Sumitomo Metal Mining Co. Ltd.	1,000	15,331

The Umicore Group	250	12,361

ThyssenKrupp AG	776	48,732

Toho Titanium Co. Ltd.	100	1,963

Tokyo Steel Manufacturing Co.
Ltd.	200	2,311
Vallourec Group	113	39,665

Vedanta Resources PLC	306	13,322

Voestalpine AG	233	19,134

Xstrata PLC	1,357	108,703

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	67

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Yamato Kogyo Co. Ltd.	100	$4,765

Total		1,965,532

Multi-line Retail–0.5%
Aeon Co. Ltd.	1,300	16,050

Compagnie Nationale a
Portefeuille	84	6,309
Harvey Norman Holdings Ltd.	1,080	3,192

Home Retail Group	1,862	8,081

[1]Isetan Mitsukoshi Holdings Ltd.	740	7,923

J Front Retailing Co. Ltd.	1,000	5,283

[1]KarstadtQuelle AG	197	2,289

Lifestyle International Holdings
Ltd.	1,500	2,108
Marks & Spencer Group PLC	3,608	23,594

Marui Co. Ltd.	500	3,894

Metro AG	241	15,385

Next PLC	442	8,531

PPR SA	169	18,815

Takashimaya Co. Ltd.	1,000	9,069

Total		130,523

Multi-Utilities–1.3%
AEM SpA	2,665	9,768

RWE AG	950	120,021

Suez SA	2,225	151,500

United Utilities PLC	1,919	26,226

Veolia Environnement	801	44,941

Total		352,456

Office Electronics–0.6%
Brother Industries Ltd.	500	6,870

Canon Marketing Japan, Inc.	200	3,518

Canon, Inc.	2,300	118,260

Neopost SA	60	6,350

Ricoh Co. Ltd.	1,000	18,043

Total		153,041

Oil & Gas–9.1%
Aeroports de Paris	65	6,084

BG Group PLC	7,111	185,017

BP PLC	40,209	466,857

[1]Cairn Energy PLC	278	17,903

Caltex Australia Ltd.	300	3,747

Cosmo Oil Co. Ltd.	1,000	3,616

ENI SpA	5,537	206,643

Fortum OYJ	940	47,752

Gaz de France SA	410	26,354

Hellenic Petroleum SA	230	3,158

Idemitsu Kosan Co. Ltd.	100	8,871

Inpex Holdings, Inc.	2	25,238

Japan Petroleum Exploration
Co.	100	7,138
[1]Lundin Petroleum AB	530	7,830

[1]Mongolia Energy Co. Ltd.	7,000	13,556

National Grid PLC	5,368	70,582

Neste Oil OYJ	277	8,166

Nippon Mining Holdings, Inc.	2,000	12,525

Nippon Oil Corp.	3,000	20,143

Norsk Hydro ASA	1,564	22,853

OMV AG	360	28,265

Origin Energy Ltd.	1,849	28,505

[1]Paladin Resources Ltd.	1,110	6,805

[1]Petroleum Geo-Services
ASA	340	8,347
[1]ProSafe ASA	350	3,471

Repsol YPF SA	1,558	61,408

Royal Dutch Shell PLC	7,583	311,420

Royal Dutch Shell PLC, B
shares	5,875	236,246
Santos Ltd.	1,299	26,647

Showa Shell Sekiyu K.K.	400	4,381

Statoil ASA	2,718	101,370

TonenGeneral Sekiyu K.K.	1,000	9,078

Total SA	4,592	391,921

Tullow Oil PLC	1,583	30,095

Woodside Petroleum Ltd.	1,026	66,232

Total		2,478,224

68	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Paper & Forest Products–0.3%
Holmen AB	130	$3,819

Lee & Man Paper
Manufacturing Ltd.	2,000	2,975
Mondi PLC	700	4,132

Nippon Paper Group, Inc.	2	5,462

OJI Paper Co. Ltd.	2,000	9,398

Stora Enso OYJ	1,180	11,075

Svenska Cellulosa AB	1,180	16,698

UPM-Kymmene OYJ	1,153	18,882

Total		72,441

Personal Products–0.6%
Beiersdorf AG	187	13,772

L’Oreal SA	518	56,364

Shiseido Co. Ltd.	1,000	22,884

Unilever PLC	2,820	80,221

Total		173,241

Pharmaceuticals–5.7%
[1]Actelion Ltd.	193	10,346

Astellas Pharma, Inc.	1,000	42,377

AstraZeneca PLC	3,100	132,186

Chugai Pharmaceutical Co.
Ltd.	541	8,656
CSL Ltd.	1,156	39,468

Daiichi Sankyo Co. Ltd.	1,500	41,317

Eisai Co. Ltd.	500	17,657

[1]Elan Corp. PLC	995	35,075

GlaxoSmithKline PLC	11,648	258,079

Hisamitsu Pharmaceutical
Co., Inc.	100	4,351
Kyowa Hakko Kogyo Co. Ltd.	591	6,055

Merck KGaA	142	20,189

Mitsubishi Tanabe Pharma
Corp.	1,000	13,071
Novartis AG	4,940	272,320

Novo-Nordisk A/S	970	63,493

Ono Pharmaceutical Co. Ltd.	200	11,018

Orion OYJ	168	3,349

Roche Holding AG	1,496	269,761

Sanofi-Aventis	2,180	145,656

Santen Pharmaceutical Co.
Ltd.	200	5,019
Shionogi & Co. Ltd.	1,000	19,729

Shire Ltd.	1,189	19,492

Takeda Pharmaceutical Co.
Ltd.	1,800	91,534
UCB SA	224	8,291

Total		1,538,489

Real Estate–2.4%
[2]Ascendas Real Estate
Investment Trust	2,000	3,248
[1]Berkeley Group Holdings
PLC	230	3,123
[2]British Land Co. PLC	1,099	15,500

[2]CapitaCommercial Trust	2,000	2,807

[2]CapitaLand Ltd.	4,000	16,754

[2]CapitaMall Trust	2,000	4,394

2CFS Retail Property Trust	2,971	5,256

Cheung Kong Holdings Ltd.	3,000	40,438

[2]Corio NV	80	6,252

2DB RREEF Trust	5,539	7,310

[2]Gecina SA	33	4,001

2GPT Group	4,561	9,684

[2]Hammerson PLC	631	11,211

Hang Lung Group Ltd.	2,000	8,888

[2]Hang Lung Properties Ltd.	4,000	12,825

[2]Henderson Land Development
Co. Ltd.	2,000	12,466
[2]Hysan Development Co. Ltd.	1,111	3,049

2ICADE EMGP	40	4,669

1IMMOEAST Immobilien Anlagen
AG	848	7,518
2IMMOFINANZ Immobilien
Anlagen AG	920	9,489
[2]Japan Prime Realty Investment
Corp.	1	2,957
[2]Japan Real Estate Investment
Corp.	1	10,547

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	69

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
[2]Japan Retail Fund Investment
Corp.	1	$5,763
[2]Keppel Land Ltd.	1,000	3,645

[2]Kerry Properties Ltd.	1,545	8,114

[2]Klepierre SA	143	7,206

[2]Land Securities Group PLC	988	24,231

Lend Lease Corp. Ltd.	768	7,014

LEOPALACE21 Corp.	300	4,294

[2]Liberty International PLC	579	9,936

[2]Link Real Estate Investment
Trust (The Link REIT)	4,657	10,608
[2]Macquarie Goodman Group	2,947	8,709

[2]Macquarie Office Trust	4,146	3,093

[2]Mirvac Group	2,004	5,673

[2]Mitsubishi Estate Co. Ltd.	2,000	45,767

[2]Mitsui Fudosan Co. Ltd.	2,000	42,754

[2]New World Development Ltd.	5,178	10,546

[2]Nippon Building Fund, Inc.	1	11,771

Nomura Real Estate Holdings,
Inc.	100	2,109
[2]Nomura Real Estate Office
Fund, Inc.	1	7,524
2NTT Urban Development Corp.	2	2,618

Sacyr Vallehermoso SA	143	4,378

[2]Segro PLC	857	6,713

[2]Sino Land Co.	4,109	8,168

[2]Stockland Trust Group	3,326	17,145

[2]Sumitomo Realty & Ltd.
Development Co.	1,000	19,870
Sun Hung Kai Properties Ltd.	3,000	40,707

[2]Tokyo Tatemono Co. Ltd.	1,000	6,470

[2]Tokyu Land Corp.	1,000	5,679

[2]Unibail Holding	174	40,256

[2]Westfield Group	3,747	58,339

Wharf Holdings Ltd.	3,250	13,609

Wheelock & Co. Ltd.	2,000	5,361

Yanlord Land Group Ltd.	1,000	1,359

Total		651,815

Road & Rail–0.8%
Central Japan Railway Co.	3	33,054

ComfortDelgro Corp. Ltd.	3,000	3,307

DSV A/S	400	9,586

East Japan Railway Co.	7	57,020

Firstgroup PLC	908	9,399

Hankyu Hanshin Holdings, Inc.	3,000	12,600

Keihin Electric Express Railway
Co. Ltd.	1,000	6,196
Keio Corp.	1,000	5,057

Keisei Electric Railway Co. Ltd.	1,000	5,114

Kintetsu Corp.	3,000	9,408

MTR Corp.	3,146	9,905

National Express Group PLC	290	5,496

Nippon Express Co. Ltd.	2,000	9,587

Odakyu Electric Railway Co. Ltd.	1,000	6,498

Stagecoach Group PLC	990	5,518

Tobu Railway Co. Ltd.	2,000	9,474

Tokyu Corp.	2,000	10,378

West Japan Railway Co.	4	19,625

Total		227,222

Semiconductor Equipment & Products–0.6%
Advantest Corp.	300	6,314

ASM Pacific Technology	500	3,774

ASML Holding NV	900	22,180

[1]Infineon Technologies AG	1,665	14,499

Murata Manufacturing Co. Ltd.	500	23,543

1NEC Electronics Corp.	100	2,491

Nikon Corp.	1,000	29,193

1OC Oerlikon Corp. AG	11	3,056

1Q-Cells AG	129	13,110

Seiko Epson Corp.	300	8,249

Shinko Electric Industries	100	1,235

STMicroelectronics NV	1,392	14,491

Sumco Corp.	300	6,639

Tokyo Electron Ltd.	400	23,053

Total		171,827

70	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Software–0.9%
Dassault Systemes SA	137	$8,353

Konami Corp.	200	6,987

Nintendo Co. Ltd.	200	112,817

Oracle Corp. Japan	100	4,077

Sage Group PLC	2,714	11,292

SAP AG	1,855	97,155

Square Enix Co. Ltd.	100	2,957

[1]TomTom NV	140	4,028

Total		247,666

Specialty Retail–0.9%
Billabong International Ltd.	277	2,861

Compagnie Financiere
Richemont AG	1,135	63,290
Esprit Holdings Ltd.	2,500	25,971

Fast Retailing Co. Ltd.	100	9,474

Hennes & Mauritz AB	1,080	58,531

Inchcape PLC	1,025	6,519

Inditex SA	480	22,116

Kingfisher PLC	5,075	11,345

Nitori Co. Ltd.	100	5,142

Sega Sammy Holdings, Inc.	300	2,616

Shimamura Co. Ltd.	100	6,159

USS Co. Ltd.	50	3,301

Yamada Denki Co. Ltd.	180	12,815

Yue Yuen Industrial Holdings
Ltd.	1,000	2,375

Total		232,515

Textiles & Apparel–0.5%
Adidas AG	423	26,717

Bulgari SpA	400	4,041

Christian Dior SA	116	11,965

Hermes International	153	24,093

LVMH Moet Hennessy Louis
Vuitton SA	533	55,881

Puma AG Rudolf Dassler Sport	12	4,028

Swatch Group AG	64	16,009

Swatch Group AG-Registered
Shares	98	4,591

Total		147,325

Tobacco–0.9%
British American Tobacco PLC	3,219	111,436

Imperial Tobacco Group PLC	2,170	80,824

Japan Tobacco, Inc.	10	42,659

Swedish Match AB	500	10,250

Total		245,169

Trading Companies & Distributors–1.1%
Bunzl PLC	675	8,795

Hitachi High-Technologies Corp.	100	2,317

Itochu Corp.	3,000	31,952

Marubeni Corp.	3,000	25,059

Mitsubishi Corp.	2,900	95,583

Mitsui & Co. Ltd.	4,000	88,332

Sojitz Corp.	2,500	8,334

Sumitomo Corp.	2,400	31,528

Toyota Tsusho Corp.	400	9,379

Wolseley PLC	1,385	10,381

Total		311,660

Transportation Infrastructure–0.5%
Abertis Infraestructuras SA	614	14,571

Asciano Group	945	3,136

Auckland International Airport
Ltd.	1,654	2,454
Autostrade SpA	520	15,746

Brisa-Auto Estradas de Portugal
SA	560	6,472
Cintra Concesiones de
Infraestructuras de Transporte SA	561	6,290
Fraport AG Frankfurt Airport
Services Worldwide	78	5,294
Kuehne & Nagel International
AG	119	11,318
Macquarie Airports	1,447	2,851

Macquarie Infrastructure Group	5,490	12,181

International Stock Market Portfolio	AARP PORTFOLIOS 2008 ANNUAL REPORT	71

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Transportation Infrastructure (continued)
Transurban Group	2,309	$9,341

Vinci SA	900	55,272

Total		144,926

Water Utilities–0.0%
Severn Trent PLC	496	12,678

Wireless Telecommunication Services–1.7%
Bouygues SA	517	34,323

Carphone Warehouse Group
PLC	786	3,097
[1]Foxconn International
Holdings Ltd.	4,000	3,878
KDDI Corp.	6	37,066

NTT DoCoMo, Inc.	34	49,948

PT Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS SA	418	3,475
Vodafone Group PLC	113,152	335,963

Total		467,750

Total Common Stocks–
(Identified Cost $24,870,310)		26,030,678

Preferred Stocks–0.5%
Automobiles–0.2%
Bayerische Motoren Werke AG	111	4,406

Porsche AG	192	29,596

Volkswagon AG	204	29,564

Total		63,566

Diversified Financials–0.0%
[1]Istituto Finanziario Industriale
SpA	133	2,649

Electrical Equipment–0.0%
Schindler Holding AG	100	7,463

Health Care Providers & Services–0.1%
Fresenius SE	165	14,257

Household Products–0.1%
Henkel KGaA	367	14,627

Insurance–0.0%
Unipol SpA	1,787	3,450

Media–0.0%
ProSiebenSat.1 Media AG	140	1,404

Multi-Utilities–0.1%
RWE AG	84	8,459

Real Estate–0.0%
[1]Meinl European Land Ltd.	571	6,429

Total Preferred Stocks–
(Identified Cost $106,444)		122,304

Rights–0.0%
[1]Dowa Mining Co. Ltd. Rights
Exp. 1/29/10	1,000	9
1HBOS PLC Rights Exp.
7/18/08	3,418	732
[1]Zardoya Otis Rights Exp.
6/30/08	214	441
Total Rights–
(Identified Cost $0)		1,182

Mutual Fund–0.5%
AIM Prime Fund
(At Net Asset Value)	149,506	149,506

Total Investments–96.6%
(Identified Cost $25,126,260)		26,303,670
Other Assets & Liabilities–Net–3.4%		918,038

Total Net Assets–100.0%		$27,221,708

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).

72	AARP PORTFOLIOS 2008 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2008

At June 30, 2008, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

DJEuro Stoxx 50 Index	5	$266,124	September 2008	$(16,350)

FTSE 100 Index	1	$112,435	September 2008	$(3,590)

Topix Index	1	$124,164	September 2008	$(7,583)

MSCI EAFE Index	2	$196,940	September 2008	$(7,195)

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	73

Financial Statements

Statements of assets and liabilities

June 30, 2008
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (identified cost of $70,103,360, $52,737,774 and $25,126,260, respectively)	$70,175,518	$50,239,136	$26,303,670
Cash denominated in foreign currency (identified cost of $485,450)	–	–	490,686
Cash	–	106,783	–
Interest and dividend receivable	606,567	65,162	77,473
Reimbursement receivable (Note 6)	4,301	4,071	8,919
Receivable for investments sold	65,459	473,509	234,267
Receivable for fund shares sold	–	903,562	226,168
Receivable for open foreign exchange contracts	–	–	6,975

Total assets	$70,851,845	$51,792,223	$27,348,158

Liabilities:
Payable for investments purchased	4,861,146	–	670
Payable for fund shares redeemed	1,834,038	–	–
Payable for futures daily variation margin	–	1,830	68,879
Accrued portfolio accounting fees (Note 6)	6,768	9,500	15,634
Accrued administration fees (Note 6)	1,883	1,553	807
Accrued transfer and dividend disbursing agent fees and expenses (Note 6)	334	334	334
Accrued audit fees	15,344	15,344	15,344
Accrued printing and postage expenses	4,353	4,353	4,353
Accrued legal fees	10,125	10,125	10,125
Accrued miscellaneous expense	9,305	8,904	10,304

Total liabilities	6,743,296	51,943	126,450

Net assets	$64,108,549	$51,740,280	$27,221,708

Net assets consist of:
Paid-in capital	$63,981,672	$54,389,111	$26,130,358
Undistributed net investment income	12,003	1,084	44,700
Net unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	72,158	(2,536,393)	1,156,286
Accumulated net realized gain (loss) on investments, foreign currency and futures contracts	42,716	(113,522)	(109,636)

Net assets	$64,108,549	$51,740,280	$27,221,708

Shares outstanding	6,423,279	5,096,179	2,456,184

Net asset value per share	$9.98	$10.15	$11.08

SeeNotes to Financial Statements.

74	AARP PORTFOLIOS 2008 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of operations

Year ended June 30, 2008
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of foreign taxes withheld of $0, $64 and $82,552, respectively)	$–	$972,653	$875,702
Interest	2,908,293	31,412	16,071

Total investment income	$2,908,293	$1,004,065	$891,773

Expenses:
Investment adviser fee (Note 6)	28,666	25,714	14,104
Administration fees (Note 6)	20,066	18,000	9,873
Transfer and dividend disbursing agent fees and expenses (Note 6)	4,000	4,000	4,000
Trustees’ fees	20,000	20,000	20,000
Audit fees	18,785	18,785	18,785
Legal fees	37,351	37,351	37,351
Portfolio accounting fees (Note 6)	88,714	105,117	168,519
Printing and postage expenses	8,136	8,136	8,136
Insurance expense	12,812	10,497	5,811
Miscellaneous	9,594	9,594	10,294

Total expenses	$248,124	$257,194	$296,873

Waivers and reimbursements (Note 6):
Waiver of investment adviser fee	(28,666)	(25,714)	(14,104)
Reimbursement of expenses by investment adviser	(76,127)	(102,907)	(198,142)

Total waivers and reimbursement	$(104,793)	$(128,621)	$(212,246)

Net expenses	143,331	128,573	84,627

Net investment income	2,764,962	875,492	807,146

Realized and unrealized gain (loss) on investments:
Net realized gain on investments and foreign exchange transactions	179,683	262,223	351,760
Net realized loss on futures contracts	–	(71,576)	(139,975)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	728,898	(7,842,779)	(4,131,430)

Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	908,581	(7,652,132)	(3,919,645)

Change in net assets resulting from operations	$3,673,543	$(6,776,640)	$(3,112,499)

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	75

Statements of changes in net assets
	U.S. Bond Market Portfolio
	Year ended 6/30/08	Year ended 6/30/07

Increase (decrease) in net assets
Operations:
Net investment income	$2,764,962	$1,821,576
Net realized gain on investments, futures contracts and foreign currency	179,683	3,690
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	728,898	(87,425)

Change in net assets resulting from operations	3,673,543	1,737,841

Distributions to shareholders:
From net investment income	(2,784,529)	(1,822,188)
From net realized capital gains	–	–

Change in net assets resulting from distributions to shareholders	(2,784,529)	(1,822,188)

Share transactions (Note 3):
Proceeds from sales of shares	24,505,645	20,679,292
Net asset value of shares issued on reinvestment of dividends	2,784,529	1,822,188
Cost of shares redeemed	(11,830,449)	(2,625,043)

Change in net assets resulting from share transactions	15,459,725	19,876,437

Change in net assets	16,348,739	19,792,090

Net assets:
Beginning of year	$47,759,810	$27,967,720

End of year	$64,108,549	$47,759,810

Undistributed net investment income included in net assets at end of period	$12,003	$13,783

SeeNotes to Financial Statements.

76	AARP PORTFOLIOS 2008 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of changes in net assets
	U.S. Stock Market Portfolio
	Year ended 6/30/08	Year ended 6/30/07

Increase (decrease) in net assets
Operations:
Net investment income	$875,492	$577,334
Net realized gain on investments, futures contracts and foreign currency	190,647	326,265
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(7,842,779)	5,367,680

Change in net assets resulting from operations	(6,776,640)	6,271,279

Distributions to shareholders:
From net investment income	(860,659)	(559,180)
From net realized capital gains	(600,023)	(64,598)

Change in net assets resulting from distributions to shareholders	(1,460,682)	(623,778)

Share transactions (Note 3):
Proceeds from sales of shares	18,476,787	16,268,092
Net asset value of shares issued on reinvestment of dividends	1,460,682	623,778
Cost of shares redeemed	(5,546,673)	(2,621,348)

Change in net assets resulting from share transactions	14,390,796	14,270,522

Change in net assets	6,153,474	19,918,023

Net assets:
Beginning of year	$45,586,806	$25,668,783

End of year	$51,740,280	$45,586,806

Undistributed net investment income included in net assets at end of period	$1,084	$12,745

SeeNotes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	77

Statements of changes in net assets
	International Stock Market Portfolio
	Year ended 6/30/08	Year ended 6/30/07

Increase (decrease) in net assets
Operations:
Net investment income	$807,146	$615,773
Net realized gain on investments, futures contracts and foreign currency	211,785	324,999
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(4,131,430)	4,528,629

Change in net assets resulting from operations	(3,112,499)	5,469,401

Distributions to shareholders:
From net investment income	(897,393)	(665,642)
From net realized capital gains	(414,219)	(81,341)

Change in net assets resulting from distributions to shareholders	(1,311,612)	(746,983)

Share transactions (Note 3):
Proceeds from sales of shares	5,336,872	4,022,936
Net asset value of shares issued on reinvestment of dividends	1,311,612	746,983
Cost of shares redeemed	(2,281,411)	(886,505)

Change in net assets resulting from share transactions	4,367,073	3,883,414

Change in net assets	(57,038)	8,605,832

Net assets:
Beginning of year	$27,278,746	$18,672,914

End of year	$27,221,708	$27,278,746

Undistributed net investment income included in net assets at end of period	$44,700	$12,431

SeeNotes to Financial Statements.

78	AARP PORTFOLIOS 2008 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial Highlights

(For a share outstanding throughout the period)

	U.S. Bond Market Portfolio
	Year ended 6/30/08	Year ended 6/30/07	Period ended 6/30/06[1]
Net asset value, beginning of period	$9.77	$9.70	$10.00
Income from investment operations:
Net investment income	0.48	0.49	0.19
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.22	0.07	(0.30)

Total from investment operations	0.70	0.56	(0.11)

Less distributions:
Distributions from net investment income	(0.49)	(0.49)	(0.19)
Distributions from net realized gain	–	–	–

Total distributions	(0.49)	(0.49)	(0.19)

Net asset value, end of period	$9.98	$9.77	$9.70

Total return[2,3]	7.20%	5.78%	(1.05)%

Ratios to average net assets:
Net expenses	0.25%	0.25%	0.25%[4]
Net investment income	4.82%	4.99%	4.71%[4]
Expense waiver/reimbursement[5]	(0.18)%	(0.40)%	(0.92)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$64,109	$47,760	$27,968
Portfolio turnover	62%	91%	112%

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would be lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	79

U.S. Stock Market Portfolio			International Stock Market Portfolio
Year ended 6/30/08	Year ended 6/30/07	Period ended 6/30/06[1]	Year ended 6/30/08	Year ended 6/30/07	Period ended 6/30/06[1]
$11.91	$10.08	$10.00	$13.00	$10.53	$10.00

0.18	0.18	0.07	0.40	0.31	0.20

(1.63)	1.84	0.08	(1.75)	2.54	0.50

(1.45)	2.02	0.15	(1.35)	2.85	0.70

(0.18)	(0.17)	(0.07)	(0.39)	(0.34)	(0.17)
(0.13)	(0.02)	–	(0.18)	(0.04)	–

(0.31)	(0.19)	(0.07)	(0.57)	(0.38)	(0.17)

$10.15	$11.91	$10.08	$11.08	$13.00	$10.53

(12.35)%	20.23%	1.52%	(10.62)%	27.41%	7.10%

0.25%	0.25%	0.25%[4]	0.30%	0.30%	0.30%[4]
1.70%	1.67%	1.69%[4]	2.86%	2.72%	4.03%[4]
(0.25)%	(0.53)%	(1.34)%[4]	(0.75)%	(0.90)%	(1.59)%[4]

$51,740	$45,587	$25,669	$27,222	$27,279	$18,673
10%	5%	1%	12%	4%	3%

80	AARP PORTFOLIOS 2008 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements

1. Organization

U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios commenced operations on January 1, 2006.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Lehman Brothers Aggregate Bond Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI Europe, Australasia and the Far East (“EAFE”) Index® as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $51.2 million at June 30, 2008) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding, it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United

States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices.

Notes to Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	81

Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance, or a remaining maturity at the time of purchase, of 60 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the Board of Trustees of AARP Portfolios to represent fair value. The International Stock Market Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of foreign exchanges and the close of trading on the New York Stock Exchange in determining net asset value.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

82	AARP PORTFOLIOS 2008 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ investments carried at value:

AARP U.S. Bond Market Portfolio
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$22,249,911
Level 2 – Other Significant Observable Inputs	47,925,607
Level 3 – Significant Unobservable Inputs	–
Total	$70,175,518

AARP U.S. Stock Market Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$50,239,136	$(37,755)
Level 2 – Other Significant Observable Inputs	–	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$50,239,136	$(37,755)

*Other	financial instruments include futures.

AARP International Stock Market Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$26,303,094	$28,185
Level 2 – Other Significant Observable Inputs	576	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$26,303,670	$28,185

*Other	financial instruments include futures and forwards.

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the custodian, on behalf of a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. However, in the event of a counterparty default, retention of the collateral may be subject to legal proceedings. As of June 30, 2008, there were no repurchase agreements held in the Portfolios.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from

Notes to Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	83

foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the daily quoted settlement price or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended June 30, 2008, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net losses on futures contracts of $71,576 and $139,975, respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement

84	AARP PORTFOLIOS 2008 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

purposes as unrealized until the settlement date. At June 30, 2008, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive/deliver	In exchange for	Contracts at value	Unrealized appreciation

Contracts Purchased:
9/30/2008	200,000 EUR	310,570 USD	$313,482	$2,912
9/30/2008	64,000 GBP	125,259 USD	126,520	1,261
9/30/2008	15,200,000 JPY	141,494 USD	143,854	2,360
Contracts Sold:
7/2/2008	6,596 AUD	6,346 USD	6,308	38
7/2/2008	18,741 CHF	18,419 USD	18,367	52
7/2/2008	77,211 DKK	16,337 USD	16,303	34
7/2/2008	28,465 EUR	44,904 USD	44,824	80
7/2/2008	18,012 GBP	35,916 USD	35,857	59
7/2/2008	10 578,000 JPY	99,746 USD	99,614	132
7/2/2008	31,107 NOK	6,139 USD	6,109	30
7/2/2008	14,143 SEK	2,365 USD	2,348	17

Net unrealized appreciation on foreign exchange contracts				$6,975

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or

Notes to Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	85

(b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

Additional information on restricted securities, held by the U.S. Bond Market Portfolio at June 30, 2008, is as follows:

Security	Acquisition date	Acquisition cost	Value
Dr. Pepper Snapple Group, Inc., 6.120%, 5/1/2013	5/2/2008	$102,765	$101,467

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required. As of June 30, 2008, tax years 2006 through 2008 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the state of Delaware.

In July, 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for years beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48.

CUSTODIAN FEES

Custodian fees are included in “Portfolio accounting fees” in the Statements of Operations and may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from

86	AARP PORTFOLIOS 2008 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

unanticipated shareholder redemption activity. The Portfolios pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 2.00%. For the year ended June 30, 2008, the U.S. Bond Market Portfolio paid $133 in overdraft fees, the U.S. Stock Market Portfolio paid $40 in overdraft fees and the International Stock Market Portfolio paid $112 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Income distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under Statement 133, and (c) how derivatives affect and entity’s financial position, financial performance and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

Notes to Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	87

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Year ended June 30, 2008	Year ended June 30, 2007
U.S. Bond Market Portfolio
Shares sold	2,435,604	2,083,426
Dividends and/or distributions reinvested	277,458	183,994
Shares Redeemed	(1,175,854)	(264,559)
Net increase	1,537,208	2,002,861

U.S. Stock Market Portfolio
Shares sold	1,639,791	1,455,017
Dividends and/or distributions reinvested	131,224	55,634
Shares redeemed	(501,759)	(229,719)
Net increase	1,269,256	1,280,932

International Stock Market Portfolio
Shares sold	432,845	336,997
Dividends and/or distributions reinvested	110,308	61,901
Shares redeemed	(185,810)	(73,131)
Net increase	357,343	325,767

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the year ended June 30, 2008, excluding U.S. Government and short-term obligations were as follows:

Portfolio Name	Purchases	Sales

U.S. Bond Market Portfolio	$7,486,003	$1,869,483
U.S. Stock Market Portfolio	$17,961,161	$5,053,557
International Stock Market Portfolio	$6,810,156	$3,187,664

5. Federal income tax information

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are attributable to the differing treatments for the deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and differing treatments for futures and foreign currency transactions. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by a Portfolio. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

88	AARP PORTFOLIOS 2008 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2008 and 2007, was as follows:

Distributions paid from:

2008				2007

Portfolio Name	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

U.S. Bond Market Portfolio	$2,784,529	$–	$2,784,529	$1,822,188	$–	$1,822,188
U.S. Stock Market Portfolio	$1,002,945	$457,737	$1,460,682	$608,671	$15,107	$623,778
International Stock Market Portfolio	$1,005,002	$306,610	$1,311,612	$746,983	$–	$746,983

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from Generally Accepted Accounting Principles. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution under income tax regulations. During the fiscal year ended June 30, 2008, permanent book and tax basis differences resulting primarily from differing treatments for mortgage paydown gain and losses, foreign currency losses, real estate investment trusts and passive foreign investment companies were identified and reclassified among components of the Funds Net Assets.

Portfolio Name	Undistributed net investment income (loss)	Accumulated net realized gains (loss)

U.S. Bond Market Portfolio	$17,787	$(17,787)
U.S. Stock Market Portfolio	$(26,494)	$26,494
International Stock Market Portfolio	$122,516	$(122,516)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The table below represents distribution requirements the Portfolios must satisfy under the income tax regulations. In addition, the table represents losses the Portfolios may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes. Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following year.

Notes to Financial Statements	AARP PORTFOLIOS 2008 ANNUAL REPORT	89

Portfolio Name	Undistributed net investment income	Undistributed long-term gain	Accumulated loss carryforward	Post October losses deferred	Net unrealized appreciation (depreciation) based on cost of securities and other investments for federal income tax purposes

U.S. Bond Market Portfolio	$28,966	$40,710	$–	$–	$57,201
U.S. Stock Market Portfolio	$1,194	$154,317	$–	$–	$(2,804,342)
International Stock Market Portfolio	$86,783	$15,298	$–	$–	$989,269

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio Name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$70,118,317	$786,303	$(729,102)	$57,201
U.S. Stock Market Portfolio	$53,043,478	$6,137,316	$(8,941,658)	$(2,804,342)
International Stock Market Portfolio	$25,293,531	$3,747,494	$(2,737,355)	$1,010,139

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the year ended June 30, 2008, the effective management fee rates are as shown below:

Portfolio Name	Effective management fee percentage (prior to waiver/reimbursement at AARP Funds level	Effective management fee percentage (after waiver/reimbursement at AARP Funds level

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

90	AARP PORTFOLIOS 2008 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

For the year ended June 30, 2008, AARP Financial contractually waived/reimbursed the following fees.

Portfolio Name	Management fee waiver	Reimbursement of other operating expenses

U.S. Bond Market Portfolio	$28,666	$76,127
U.S. Stock Market Portfolio	$25,714	$102,907
International Stock Market Portfolio	$14,104	$198,142

Had AARP Financial not waived/reimbursed these fees, returns for the Portfolios would have been lower.

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial is entitled to receive an annual fee of .035% of each Portfolio’s average daily net assets.

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Beginning July 1, 2006, under the terms of a transfer agency agreement, each Portfolio pays to State Street an annual fee at the rate of $4,000. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc. For the year ended June 30, 2008, AARP Financial paid all transfer agency fees.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, (the “Board”). The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees”. The compensation of the Independent Trustees consists of an annual retainer paid quarterly. The Trust’s officers do not receive compensation from the Portfolios for their services. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations.

Report of Independent Registered Public Accounting Firm	AARP PORTFOLIOS 2008 ANNUAL REPORT	91

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders AARP Portfolios:

We have audited the accompanying statements of assets and liabilities of U.S. Stock Market Portfolio, International Stock Market Portfolio, and U.S. Bond Market Portfolio, each a series of AARP Portfolios, including the portfolio of investments, as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Stock Market Portfolio, International Stock Market Portfolio, and U.S. Bond Market Portfolio as of June 30, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 20, 2008

92	AARP PORTFOLIOS 2008 ANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

2008 U.S. Tax Distribution Information to Shareholders

Corporate Dividends Received Deduction. For the year ended June 30, 2008, a percentage of dividends distributed by the Portfolios listed below qualifies for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentages

U.S. Bond Market Portfolio	–%
U.S. Stock Market Portfolio	97.39
International Stock Market Portfolio	–

Qualified Dividend Income. The amount of dividends distributed by the Portfolios during the fiscal year ended June 30, 2008, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts and corresponding percentage of dividends paid are as follows:

Fund	Percentage of Dividends Paid	Amounts

U.S. Bond Market Portfolio	–%	$–
U.S. Stock Market Portfolio	89.03	892,953
International Stock Market Portfolio	88.83	892,753

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolio securities and information regarding how AARP Financial voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at 1-800-958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at 1-800-958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2008 ANNUAL REPORT	93

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

94	AARP PORTFOLIOS 2008 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited)

The Board of Trustees (“Board”) of the AARP Portfolios oversee the operation and management of the Portfolios.

The Board is comprised of four trustees who are independent, meaning that they are not “interested persons” of AARP Portfolios for purposes of the Investment Company Act. Put simply, this means that they do not have material affiliations with AARP Portfolios, AARP Financial or SSgA FM apart from the personal investments they may have made in AARP Funds as private individuals.

Our independent board members bring distinguished backgrounds in business, academia and public service to their task of working with AARP Portfolios officers to establish policies and oversee the activities of the Portfolios.

The table below shows information for each trustee and executive officer of AARP Portfolios. The mailing address of the trustees and officers is AARP Funds, 650 F Street, N.W., Washington, DC 20004, Attn: Fund Secretary.

Independent trustees

PETER C. CLAPMAN c/o AARP Financial, Inc. 650 F Street, N.W. Washington, DC 20004 Age: 72 Chairman of the Board and Trustee since 2005

Consultant, governance advisory services (July 2005–present)

Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005–present)

Executive Director, Pace Law School (director education)
(April 2005–September 2006)

Member, NASDAQ Listing Council (2005–present)

Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972–July 2005).

Other trusteeships held:

Director, iPass, Inc. (February 2007–present)

Director, National Association of Corporate Trustees (non-profit private director education) (January 2005–present)

RICHARD M. REILLY c/o AARP Financial, Inc., 650 F Street, N.W., Washington, DC 20004 Age: 70 Trustee since 2006

Self-Employed Consultant (November 2002–present)

Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001–November 2002)

President, Allmerica Financial Services (investments/insurance)
(1995–November 2001).

Other trusteeships held:

Trustee, International Foundation for Retiement Education (InFRE)
(September 2006–present)

Trustee, Allmerica Investment Trust (investment company) (1990–November 2002)

Trustee, Allmerica Securities Trust (1990–November 2002)

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2008 ANNUAL REPORT	95

ELLEN B. SAFIR, CFA c/o AARP Financial, Inc., 650 F Street, N.W., Washington, DC 20004 Age: 64 Trustee since 2006

Chief Executive Officer, New Century Advisors, LLC
(registered investment adviser) (2002–present)

President, CFA Society of Washington, DC (July 2007–present)

Member, Investment Committee, United States Holocaust Memorial Museum
(June 1997–present);

Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986–2002).

LYNN E. TURNER c/o AARP Financial, Inc., 650 F Street, N.W., Washington, DC 20004 Age: 56 Trustee since 2005

Self-Employed Consultant (June 2007–present)

Managing Director of Research, Glass Lewis & Co. LLC
(financial and proxy research) (July 2003–June 2007)

Managing Director/Senior Advisor, Kroll, Inc.
(forensic accounting) (July 2003–present)

Professor, Colorado State University (August 2001–June 2003)

Chief Accountant, Securities and Exchange Commission (July 1998–August 2001).

Other trusteeships held:

Director, Guidance Software, Inc. (April 2007–February 2008)

Trustee, Colorado Public Employees Retirement Association (COPERA)
(August 2007–present)

Officers

RICHARD M. HISEY, CFA Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 49 President Treasurer and Chief Financial Officer

President, AARP Financial (May 2008–present);

Chief Investment Officer, AARP Financial (April 2006–present);

Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005–2006);

Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002–2005);

Senior Vice President, The Bank of New York (2000–2002).

SUSAN KIRKPATRICK Two Highwood Drive 2nd Floor Tewksbury, MA 01876 Age: 42 Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2007–present);

Director of Compliance, AARP Financial (December 2005–November 2007);

Chief Compliance Officer, Grail Partners (investment banking)
(March 2005–December 2005);

Director, Devonshire Financial Group (consulting)
(September 2004–December 2005);

NewRiver, Inc. (electronic delivery of compliance documents)
(July 1999–September 2004)

MARC DUFFY 650 F Street, N.W. Washington, DC 20004 Age: 50 Secretary

Associate General Counsel, AARP Financial (August 2006–present);

Assistant General Counsel, E*TRADE Financial Corporation
(January 2004–August 2006);

Assistant General Counsel, Legg Mason Wood Walker, Incorporated
(September 1999–January 2004).

96	AARP PORTFOLIOS 2008 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited) (continued)

JEFFREY J. GABOURY Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 39 Assistant Treasurer

Assistant Treasurer, AARP Financial (April 2008–August 2008);

Deputy Treasurer, Lord, Abbett & Co. LLC (June 2006–April 2008);

Treasurer and Chief Financial Officer of the New York Life Investment Management Group of Mutual Funds (December 2004–December 2005);

Director of Compliance, Investors Bank & Trust Company (August 1996–November 2004)

JULIE TEDESCO State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 Age: 50 Assistant Secretary	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2000–present).

THERESA DEWAR State Street Bank and Trust Company The John Hancock Tower 14th Floor Boston, MA 02116 Age: 53 Assistant Treasurer	Senior Vice President, Fund Administration, State Street Bank and Trust Company (1997–present).

Additional information about AARP Funds’ trustees is provided in the Statement of Additional Information and is available without charge, upon request, by calling 1-800-958-6457.

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2008 AARP Portfolios

ARP-AR-002-0808

Item 2. Code of Ethics

(a)	AARP Portfolios (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and senior financial officers, including the principal financial officer, controller or principal accounting officer, or persons performing similar functions, regardless of whether these persons are employed by the Registrant or a third party.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

(a)	(1)

The Board of Trustees of the Registrant has determined that the Registrant has one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”

(2)	For the reporting period, the name of the audit committee financial expert was Lynn Turner. Mr. Turner was deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees – The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the last two fiscal years ended June 30, 2008 and June 30, 2007 were $58,387.50 and $145,000, respectively.

(b)	Audit-Related Fees – The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal years ended June 30, 2008 and June 30, 2007 for assurance and related services rendered by the independent registered public accounting firm to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal years ended June 30, 2008 and June 30, 2007, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(c)	Tax Fees – During the fiscal years ended June 30, 2008 and June 30, 2007, no fees for tax compliance, tax advice, tax planning and tax return preparation were billed by the independent registered public accounting firm to the Registrant.

During the fiscal years ended June 30, 2008 and June 30, 2007, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

During the fiscal years ended June 30, 2008 and June 30, 2007, the Registrant was billed $19,725 and $21,200, respectively by another accounting firm for tax compliance, tax advice, tax planning and tax return preparation.

During the fiscal years ended June 30, 2008 and June 30, 2007, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by another accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(d)	All Other Fees – During the fiscal years ended June 30, 2008 and June 30, 2007, there were no fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4.

During the fiscal years ended June 30, 2008 and June 30, 2007, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(e)(1)	Pre-Approval Policies and Procedures

It is the general policy of the Audit Committee not to approve non-audit services. In considering whether to approve non-audit services, the Audit Committee will consider the following:

(a)	whether the service is being performed principally for the Audit Committee;

(b)	the effects of the service, if any, on audit effectiveness or on the quality and timeliness of the Funds financial reporting process;

(c)	whether the service would be performed by specialists (e.g., technology specialists) who ordinarily also provide recurring audit support;

(d)	whether the service would be performed by audit personnel and, if so, whether it will enhance their knowledge of the Funds business and operations;

(e)	whether the role of those performing the service would be inconsistent with the Auditor’s role (e.g., a role where neutrality, impartiality and auditor skepticism are likely to be subverted);

(f)	whether the audit firm’s personnel would be assuming a management role or creating a mutuality of interest with management;

(g)	whether the auditors, in effect, would be auditing their own numbers;

(h)	whether the project must be started and completed very quickly and therefore is not a longer term relationship;

(i)	whether the audit firm has unique service expertise in the service that cannot be obtained from another service provider; and

(j)	the size of the fee(s) for the non-audit service(s).

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	No disclosures are required by this Item 4(f).

(g)	The independent registered public accounting firm did not bill the Registrant for any other non-audit services for the fiscal years ended June 30, 2008 and June 30, 2007 for the Registrant other than as disclosed above.

(h)	No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures during the reporting period for Form N-CSR.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Richard M. Hisey
Richard M. Hisey
President (principal executive officer) of AARP Portfolios

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Hisey
Richard M. Hisey
President (principal executive officer) of AARP Portfolios

Date:	August 19, 2008

By:	/s/ Richard M. Hisey
Richard M. Hisey
Treasurer (principal financial officer) of AARP Portfolios

Date:	August 19, 2008